UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07923

City National Rochdale Funds
(Exact name of registrant as specified in charter)

400 North Roxbury Drive
Beverly Hills, CA 90210
 (Address of principal executive offices) (Zip code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, CA 90210
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2015

Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [74.3%]
FAMC DN
0.150%, 08/25/15(A)	$50,000	$49,988
0.090%, 10/02/15(A)	49,000	48,989
FAMC, MTN
0.195%, 09/09/15	30,000	29,998
FFCB
0.165%, 07/07/15(B)	80,000	80,021
0.153%, 07/11/15(B)	58,000	57,995
0.145%, 07/16/15(B)	50,000	49,995
0.278%, 07/19/15(B)	50,000	50,045
FHLB
0.150%, 07/10/15(B)	95,000	95,001
0.075%, 07/10/15	110,350	110,348
0.151%, 07/15/15(B)	20,000	20,000
0.170%, 07/22/15	50,000	50,000
0.167%, 07/25/15(B)	65,000	65,005
0.125%, 08/07/15	5,650	5,650
0.200%, 08/19/15	40,900	40,901
0.210%, 08/28/15	50,000	50,002
0.200%, 09/10/15	32,790	32,790
0.200%, 09/17/15	45,000	45,001
0.200%, 09/25/15	40,000	40,000
0.170%, 10/16/15	50,000	49,997
0.190%, 11/17/15	50,000	49,993
0.182%, 12/02/15(A)	115,500	115,422
0.270%, 02/05/16	37,700	37,688
FHLB DN
0.076%, 07/06/15(A)	75,000	74,999
0.077%, 07/08/15(A)	100,000	99,998
0.080%, 07/15/15(A)	50,000	49,998
0.080%, 07/17/15(A)	45,000	44,998
0.083%, 07/22/15(A)	98,225	98,220
0.082%, 07/24/15(A)	115,600	115,594
0.082%, 07/29/15(A)	70,000	69,996
0.092%, 08/05/15(A)	50,200	50,196
0.070%, 08/07/15(A)	50,000	49,996
0.097%, 08/12/15(A)	98,000	97,989
0.090%, 08/19/15(A)	33,900	33,896
0.090%, 08/26/15(A)	66,500	66,491
0.090%, 08/28/15	17,300	17,297
0.150%, 09/08/15(A)	65,000	64,981
0.009%, 10/07/15(A)	66,500	66,472
0.156%, 10/09/15	40,000	39,983
0.172%, 12/04/15	23,493	23,475
0.175%, 12/18/15	62,000	61,949
FHLMC
0.175%, 07/16/15(B)	50,000	50,001
0.165%, 07/16/15(B)	50,000	50,002
FHLMC DN
0.120%, 09/02/15(A)	100,000	99,979
0.074%, 10/05/15	190,000	189,962
FNMA
4.375%, 10/15/15	14,000	14,170
0.500%, 03/30/16	35,203	35,241

Description	Face Amount (000)	Value (000)

FNMA DN
0.120%, 09/02/15	$50,000	$49,989

Total U.S. Government Agency Obligations
(Cost $2,790,701)		2,790,701

Repurchase Agreements [14.2%]
Bank of America (C)
0.100%, dated 06/30/15, repurchased on 07/01/15, repurchase price $273,000,758 (collateralized by various U.S. Treasury Notes, par values ranging from $47,000,000 to $155,000,000, 0.000% - 0.625%, 05/31/17 to 08/15/28; with a total market value $278,700,000)	273,000	273,000
Goldman Sachs (C)
0.110%, dated 06/30/15, repurchased on 07/01/15, repurchased price $125,000,382 (collateralized by a U.S. Treasury Notes, par value $126,000,000, 1.680%, 02/11/20; with a total market value $128,000,000)	125,000	125,000
JPMorgan Chase (C)
0.140%, dated 06/30/15, repurchased on 07/01/15, repurchase price $135,000,525 (collateralized by a U.S. Government Agency Obligations, par values ranging from $25,100,000 to $110,000,000, 3.000% - 3.500%, 06/01/35 to 06/01/45; with a total market value $137,900,000)	135,000	135,000

Total Repurchase Agreements
(Cost $533,000)		533,000

Municipal Bonds [7.0%]
California [1.8%]
ABAG Finance Authority for Nonprofit, Miramar Apartments Project, Ser A, RB, FNMA, AMT
0.070%, 07/02/15(B)	15,000	15,000
Anaheim, Housing Authority, Sea Wind Apartments Project, Ser C, RB, FNMA, AMT
0.070%, 07/02/15(B)	6,300	6,300
CITY NATIONAL ROCHDALE FUNDS | 1

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
0.070%, 07/02/15(B)	$8,000	$8,000
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
0.070%, 07/02/15(B)	28,450	28,450
Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
0.070%, 07/02/15(B)	9,000	9,000

Total California		66,750

Florida [0.2%]
Duval County, Housing Finance Authority, Camri Green Apartments Project, RB, FNMA, AMT
0.090%, 07/02/15(B)	6,400	6,400

New York [3.9%]
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC
0.070%, 07/02/15(B)	13,500	13,500
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC, AMT
0.080%, 07/02/15(B)	9,350	9,350
New York State, Housing Finance Agency, 345 East 94th Street Project, Ser A, RB, FHLMC, AMT
0.050%, 07/01/15(B)	13,300	13,300
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.050%, 07/01/15(B)	23,800	23,800
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.050%, 07/01/15(B)	18,100	18,100
New York State, Housing Finance Agency, 750 6th Avenue Project, Ser A, RB, FNMA, AMT
0.050%, 07/01/15(B)	7,500	7,500

Description	Face Amount (000)/Shares	Value (000)

New York State, Housing Finance Agency, East 84th Street Project, Ser A, RB, FNMA, AMT
0.040%, 07/01/15(B)	$15,000	$15,000
New York State, Housing Finance Agency, Victory Housing Project, Ser 2004-A, RB, FHLMC, AMT
0.050%, 07/01/15(B)	25,500	25,500
New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
0.050%, 07/01/15(B)	20,000	20,000

Total New York		146,050

Texas [0.7%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
0.060%, 07/01/15(B)	13,395	13,395
Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
0.080%, 07/02/15(B)	13,390	13,390

Total Texas		26,785

Washington [0.4%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
0.080%, 07/02/15(B)	16,295	16,295

Total Municipal Bonds
(Cost $262,280)		262,280

U.S. Treasury Obligations [4.2%]
U.S. Treasury Note
0.084%, 07/07/15(B)	130,000	130,006
0.060%, 07/07/15(B)	30,000	29,998

Total U.S. Treasury Obligations
(Cost $160,004)		160,004

Short-Term Investment [0.3%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.050%**	11,610,392	11,610

Total Short-Term Investment
(Cost $11,610)		11,610

Total Investments [100.0%]
(Cost $3,757,595)†		$3,757,595
CITY NATIONAL ROCHDALE FUNDS | 2

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Government Money Market Fund

Percentages are based on Net Assets of $3,757,666 (000).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.
**	The rate reported is the 7-day effective yield as of June 30, 2015.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2015.
(C)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax (subject to)
DN — Discount Note
FAMC — Federal Agriculture Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$2,790,701	$—	$2,790,701
Repurchase Agreements	—	533,000	—	533,000
Municipal Bonds	—	262,280	—	262,280
U.S. Treasury Obligations	—	160,004	—	160,004
Short-Term Investment	11,610	—	—	11,610
Total Investments in Securities	$11,610	$3,745,985	$—	$3,757,595

For the period ended June 30, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | 3

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Commercial Paper [56.5%]
Banks [28.9%]
Bank of Nova Scotia (A)
0.260%, 07/27/15	$20,000	$19,996
Bank of Tokyo-Mitsubishi UFJ NY
0.100%, 07/01/15	30,000	30,000
BNP Paribas NY
0.230%, 08/06/15	20,000	19,995
Commonwealth Bank of Australia (A)
0.250%, 07/06/15	10,000	10,000
Credit Suisse NY
0.240%, 07/02/15	22,074	22,074
HSBC USA
0.270%, 07/02/15	10,000	10,000
Macquarie Bank (A)
0.391%, 10/16/15	30,000	29,965
National Australia Bank (A)
0.230%, 08/04/15	20,000	19,996
0.255%, 10/13/15	10,000	9,993
Skandinaviska Enskilda Banken (A)
0.220%, 09/25/15	30,000	29,984
Sumitomo Mitsui Banking (A)
0.250%, 08/17/15	30,000	29,990
Toronto-Dominion Holdings USA (A)
0.250%, 09/01/15	30,000	29,987
UBS Finance Delaware
0.180%, 07/31/15	20,000	19,997

Total Banks		281,977

California [0.8%]
Los Angeles, Municipal Improvement
0.120%, 07/01/15	8,000	8,000

Financial Services [22.2%]
AllianceBernstein (A)
0.150%, 08/03/15	10,000	9,999
Allianz Finance (A)
0.320%, 07/20/15	14,700	14,698
0.320%, 08/04/15	9,200	9,197
American Honda Finance
0.130%, 09/10/15	32,500	32,492
ASB Finance (A)
0.280%, 10/01/15	20,000	19,986
AXA Financial (A)
0.190%, 08/03/15	20,000	19,996
Caisse Centrale Desjardins (A)
0.140%, 07/13/15	15,000	14,999
0.341%, 08/27/15	15,000	14,992
Collateralized Commercial Paper
0.331%, 08/03/15	15,000	14,995
0.351%, 09/08/15	15,000	14,990
Fortis Funding (A)
0.320%, 09/01/15	10,000	9,994

Description	Face Amount (000)	Value (000)

General Electric Capital
0.381%, 11/10/15	$10,000	$9,986
Toyota Motor Credit
0.180%, 09/14/15	30,000	29,989

Total Financial Services		216,313

Life & Health Insurance [3.1%]
MetLife Short Term Funding (A)
0.150%, 07/02/15	30,000	30,000

Medical - HMO [1.5%]
UnitedHealth Group (A)
0.250%, 07/01/15	15,000	15,000

Total Commercial Paper
(Cost $551,290)		551,290

Certificates of Deposit [23.0%]
Banco Del Estado De Chile
0.270%, 07/08/15	35,000	35,000
Bank of America
0.230%, 07/07/15	30,000	30,000
Bank of Montreal
0.280%, 09/23/15	30,000	30,000
Canadian Imperial Bank of Commerce
0.130%, 07/02/15	30,000	30,000
Korea Development Bank
0.220%, 09/03/15	30,000	30,000
Mizuho Bank
0.250%, 07/06/15	30,000	30,000
Norinchukin Bank
0.250%, 07/07/15	20,000	20,000
0.250%, 07/14/15	10,000	10,000
UBS AG Stamford
0.295%, 07/09/15	10,000	10,000

Total Certificates of Deposit
(Cost $225,000)		225,000

Repurchase Agreements (B) [11.3%]
Bank of America
0.100%, dated 06/30/15, repurchased on 07/01/15, repurchased price $30,000,083 (collateralized by a U.S. Treasury Note, par value $30,500,000, 1.000%, 05/15/18; with a total market value $30,600,000)	30,000	30,000
CITY NATIONAL ROCHDALE FUNDS | 1

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Barclays
0.100%, dated 06/30/15, repurchased on 07/01/15, repurchased price $ 15,000,042 (collateralized by a U.S. Treasury Note, par value $ 15,002,500, 1.375%-2.375%, 06/30/18- 08/31/21; with a total market value $ 15,300,131)	$15,000	$15,000
Wells Fargo
0.140%, dated 06/30/15, repurchased on 07/01/15, repurchased price $ 65,000,253 (collateralized by a U.S. Treasury Note, par value $ 66,900,000, 1.375%, 4/30/20; with a total market value $ 66,300,000)	65,000	65,000

Total Repurchase Agreements
(Cost $110,000)		110,000

Municipal Bonds [4.7%]
California [1.5%]
Southern California, Metropolitan Water District, Ser B-3, RB
0.010%, 07/01/35(C)	15,000	15,000

Texas [3.2%]
Lower Neches Valley, Industrial Development Authority, Exxon Mobil Project, RB
0.010%, 07/01/15(C)	16,700	16,700
Lower Neches Valley, Industrial Development Authority, Exxon-Mobil Project, RB
0.010%, 07/01/15(C)	14,102	14,102

Total Texas		30,802

Total Municipal Bonds
(Cost $45,802)		45,802

U.S. Treasury Obligation [2.1%]
U.S. Treasury Note
0.500%, 06/30/16	20,000	20,034

Total U.S. Treasury Obligation
(Cost $20,034)		20,034

U.S. Government Agency Obligation [1.5%]
FFCB
0.165%, 07/07/15(C)	15,000	15,004

Total U.S. Government Agency Obligation
(Cost $15,004)		15,004

Description	Shares	Value (000)

Short-Term Investment [0.9%]
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	9,113,262	$9,113

Total Short-Term Investment
(Cost $9,113)		9,113

Total Investments [100.0%]
(Cost $976,243) †		$976,243

Percentages are based on Net Assets of $976,185 (000).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.
**	The rate reported is the 7-day effective yield as of June 30, 2015.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2015, the value of these securities amounted to $338,772 (000), representing 34.7% of the net assets of the Fund.

(B)	Tri-Party Repurchase Agreement.
(C)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2015.

Cl — Class
FFCB — Federal Farm Credit Bank
NY — New York
RB — Revenue Bond
Ser — Series

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$551,290	$—	$551,290
Certificates of Deposit	—	225,000	—	225,000
Repurchase Agreements	—	110,000	—	110,000
Municipal Bonds	—	45,802	—	45,802
U.S. Treasury Obligation	—	20,034	—	20,034
U.S. Government Agency Obligation	—	15,004	—	15,004
Short-Term Investment	9,113	—	—	9,113
Total Investments in Securities	$9,113	$967,130	$—	$976,243

For the period ended June 30, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | 2

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [94.8%]
Arizona [0.9%]
Maricopa County, Industrial Development Authority, Ser A, RB, FNMA, AMT
0.080%, 07/02/15(A) (B)	$7,815	$7,815
Scottsdale, Municipal Property, RB
Pre-Refunded @ 100
4.500%, 07/01/15(A) (C)	200	200

Total Arizona		8,015

California [88.7%]
Abag, Finance Authority for Nonprofit, RB
Pre-Refunded @ 102
5.750%, 07/01/15(A) (C)	1,115	1,137
Abag, Finance Authority for Nonprofit, Ser C, RB
0.040%, 07/01/15(A) (B) (D)	850	850
Alameda County Joint Powers Authority, Ser 2927Z, RB, AGM
0.020%, 07/01/15(B) (E)	3,490	3,490
Anaheim, School District, NATL
Pre-Refunded @ 100
5.000%, 08/01/15(A) (C)	300	301
Bay Area Toll Authority, RB
0.050%, 07/02/15(A) (B) (D)	4,975	4,975
Bay Area Toll Authority, Ser A-2, RB
0.050%, 07/02/15(A) (B) (D)	6,000	6,000
Bay Area Toll Authority, Ser C-1, RB
0.060%, 07/02/15(A) (B) (D)	6,700	6,700
Bay Area Toll Authority, Ser C-2, RB
0.060%, 07/02/15(A) (B) (D)	9,000	9,000
Bay Area Toll Authority, Ser E-1, RB
0.060%, 07/02/15(A) (B)	1,900	1,900
Bay Area Toll Authority, Ser F
Pre-Refunded @ 100
5.000%, 04/01/16(A) (C)	605	626
Bay Area Toll Authority, Ser F
Pre-Refunded @ 100
5.000%, 04/01/16(A) (C)	200	207
Bay Area Toll Authority, Ser F
Pre-Refunded @ 100
5.000%, 04/01/16(A) (C)	325	337
Big Bear Lake California, Southwest Gas Corporation Project, Ser A, RB, AMT
0.070%, 07/01/15(A) (B) (D)	16,000	16,000

Description	Face Amount (000)	Value (000)

California State University, Ser C, NATL
Pre-Refunded @ 100
5.000%, 11/01/15(A) (C)	$250	$254
California State University, Ser C, RB, NATL
Pre-Refunded @ 100
5.000%, 11/01/15(A) (C)	390	396
California State University, Ser C, RB, NATL
Pre-Refunded @ 100
5.000%, 11/01/15(A) (C)	250	254
California State, Educational Facilities Authority, Ser L-5, RB
0.040%, 07/01/15(A) (B)	100	100
California State, Educational Facilities Authority, Ser L-6, RB
0.040%, 07/01/15(A) (B)	200	200
California State, Educational Facilities Authority, Ser L-7, RB
0.040%, 07/01/15(A) (B)	1,000	1,000
California State, Educational Facilities Authority, Stanford University Project, Ser L-4, RB
0.040%, 07/01/15(B)	975	975
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser A, RB
0.060%, 07/02/15(A) (B) (D)	2,100	2,100
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser B, RB
0.020%, 07/01/15(A) (B) (D)	2,580	2,580
California State, Health Facilities Financing Authority, Catholic Healthcare Project, Ser C, RB, NATL
0.160%, 07/01/15(A) (B) (D)	2,100	2,100
California State, Health Facilities Financing Authority, RB
0.050%, 07/01/15(A) (B)	10,000	10,000
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser C, RB
0.040%, 07/01/15(A) (B)	7,700	7,700
California State, Health Facilities Financing Authority, Ser B, RB
0.050%, 07/01/15(A) (B) (D)	2,200	2,200
CITY NATIONAL ROCHDALE FUNDS | 1

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

California State, Health Facilities Financing Authority, Ser H, RB
0.040%, 07/01/15(A) (B) (D)	$6,400	$6,400
California State, Health Facilities Financing Authority, Ser H, RB
0.040%, 07/01/15(A) (B) (D)	800	800
California State, Health Facilities Financing Authority, Ser K, RB
0.030%, 07/01/15(A) (B) (D)	5,000	5,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.140%, 12/03/15	18,550	18,550
California State, Infrastructure & Economic Development Bank, RB
0.100%, 07/02/15(A) (B) (D)	6,245	6,245
California State, Infrastructure & Economic Development Bank, Ser A, RB
0.010%, 07/01/15(A) (B) (D)	330	330
California State, Kindergarten Project
0.050%, 07/02/15(A) (B) (D)	7,900	7,900
California State, Kindergarten Project, GO
0.050%, 07/02/15(A) (B) (D)	500	500
California State, Kindergarten Project, GO
0.030%, 07/02/15(A) (B) (D)	700	700
California State, Kindergarten Project, Ser A-2, GO
0.010%, 07/01/15(A) (B) (D)	14,845	14,845
California State, Kindergarten Project, Ser A-3, GO
0.010%, 07/01/15(A) (B) (D)	600	600
California State, Kindergarten Project, Ser A5, GO
0.010%, 07/01/15(A) (B) (D)	3,600	3,600
California State, Kindergarten Project, Ser A-6, GO
0.030%, 07/02/15(A) (B) (D)	700	700
California State, Kindergarten Project, Ser B-1, GO
0.010%, 07/01/15(A) (B) (D)	800	800
California State, Kindergarten Project, Ser B-2, GO
0.010%, 07/01/15(A) (B) (D)	1,235	1,235
California State, Kindergarten Project, Ser B-3, GO
0.010%, 07/01/15(A) (B) (D)	405	405
California State, Kindergarten Project, Ser B-5, GO
0.050%, 07/02/15(A) (B) (D)	500	500

Description	Face Amount (000)	Value (000)

California State, Public Works Board, Ser C, RB, NATL, ETM
5.000%, 09/01/15	$2,000	$2,016
California State, Public Works Board, Ser F, RB, ETM
4.000%, 10/01/15	100	101
California State, Public Works Board, University of California Projects, Ser L, RB, NATL
Pre-Refunded @ 100
5.250%, 11/01/15(A) (C)	1,000	1,017
California State, Ser 2813, GO
0.130%, 07/02/15(A) (B) (E)	8,000	8,000
California State, Ser B, Sub-Ser B-4, GO
0.030%, 07/01/15(A) (B) (D)	1,000	1,000
California State, Ser B-5, RB
0.070%, 07/01/15(A) (B) (D)	21,000	21,000
California State, Ser B-7, GO
0.010%, 07/01/15(A) (B) (D)	1,900	1,900
California State, Sub-Ser B-1, GO
0.030%, 07/01/15(A) (B) (D)	21,000	21,000
California State, University, Ser A
0.090%, 10/05/15	16,035	16,035
California State, University, Ser C, RB, NATL
Pre-Refunded @ 100
5.000%, 11/01/15(A) (C)	145	147
California Statewide, Communities Development Authority, John Muir Health Project, Ser A, RB
0.020%, 07/01/15(A) (B) (D)	14,075	14,075
California Statewide, Communities Development Authority, John Muir Health Project, Ser C, RB
0.010%, 07/01/15(A) (B) (D)	100	100
California Statewide, Communities Development Authority, Kaiser Permanente Project, Ser B, RB
0.040%, 07/01/15(A) (B)	6,700	6,700
California Statewide, Communities Development Authority, Kaiser Permanente Project, Ser D, RB
0.040%, 07/01/15(A) (B)	20,000	20,000
California Statewide, Communities Development Authority, RB, AMT
0.090%, 07/01/15(A) (B) (D)	150	150
CITY NATIONAL ROCHDALE FUNDS | 2

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

California Statewide, Communities Development Authority, Ser A, RB, AMT
0.090%, 07/01/15(A) (B) (D)	$535	$535
California Statewide, Communities Development Authority, Ser S, RB, AMT
0.050%, 07/01/15(A) (B) (D)	1,500	1,500
Cerritos, Community College District, GO, AMBAC
Pre-Refunded @ 100
5.000%, 08/01/15(A) (C)	250	251
Chino Valley, Unified School District, Election of 2002, Ser C, GO, NATL
Pre-Refunded @ 100
5.250%, 08/01/15(A) (C)	125	126
Contra Costa, Water District, Ser B, RB
5.000%, 10/01/15	1,300	1,316
Contra County, Housing & Finance Authority, Multi-Family Housing Project, Ser B
0.070%, 07/01/15	9,500	9,500
County of San Bernardino California, Ser A
2.000%, 06/30/16	7,000	7,120
County of Ventura California
2.000%, 07/01/16	15,000	15,258
East Bay, Municipal Utility District Water System Revenue, Ser A-2, RB
0.040%, 07/01/15(A) (B)	2,990	2,990
East Bay, Municipal Utility District, Ser A-3, RB
0.040%, 07/01/15(A) (B)	150	150
East Bay, Regional Park District, Election of 2008, Ser A, GO
1.000%, 09/01/15	1,275	1,277
Eastern Municipal Water District, Ser A, RB
0.110%, 07/02/15(A) (B)	7,500	7,500
Eastern Municipal Water District, Ser C, COP
0.030%, 07/01/15(A) (B)	8,475	8,475
Elsinore Valley, Municipal Water District, Ser A, COP
0.050%, 07/01/15(A) (B) (D)	3,140	3,140
Elsinore Valley, Municipal Water District, Ser B, COP
0.050%, 07/01/15(A) (B) (D)	9,200	9,200
Foothill-De Anza, Community College District, Election of 1999, Ser C, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/15(C)	100	100

Description	Face Amount (000)	Value (000)

Fremont, Unified High School District
4.000%, 08/01/15	$1,490	$1,495
Fremont, Unified School District, Election of 2002, Ser B, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/15(A) (C)	500	502
Grossmont, Unified High School District, GO, MBIA
5.000%, 08/01/15(A)	120	121
Grossmont-Cuyamaca, Community College District, Election of 2002, Ser B, GO, FGIC
Pre-Refunded @ 100
5.000%, 08/01/15(A) (C)	105	105
Grossmont-Cuyamaca, Community College District, Ser A
2.000%, 08/01/15	525	526
Irvine Ranch, Water District, SAB
0.050%, 07/02/15(A) (B) (D)	5,800	5,800
Irvine Ranch, Water District, Ser A, SAB
0.020%, 07/01/15(A) (B) (D)	1,635	1,635
Irvine Ranch, Water District, Ser B, SAB
0.010%, 07/01/15(A) (B) (D)	8,055	8,055
Irvine, Unified School District, SPL Tax
0.040%, 07/01/15(A) (B) (D)	5,220	5,220
Irvine, Unified School District, SPL Tax
0.010%, 07/01/15(A) (B) (D)	9,450	9,450
Irvine, Unified School District, SPL Tax
0.010%, 07/01/15(A) (B) (D)	4,710	4,710
JPMorgan Chase Putters, Ser 3962
0.080%, 07/02/15(B) (E)	4,345	4,345
JPMorgan Chase Putters, Ser 3969
0.080%, 07/02/15(B) (E)	5,000	5,000
Kern, Community College District, GO, AGM
Pre-Refunded @ 100
5.000%, 11/01/15(A) (C)	400	406
Livermore, Ser A, COP
0.060%, 07/02/15(A) (B) (D)	6,410	6,410
Livermore, Ser B, COP
0.060%, 07/02/15(A) (B) (D)	3,000	3,000
Los Angeles County
5.000%, 06/30/16	10,000	10,468
CITY NATIONAL ROCHDALE FUNDS | 3

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Los Angeles County, Metropolitan Transportation Authority, RB, AMBAC
Pre-Refunded @ 100
4.500%, 07/01/15(A) (C)	$160	$160
Los Angeles, Community College District, Ser F, GO
5.000%, 08/01/15	3,500	3,515
Los Angeles, Department of Water & Power, Power Systems Project, Sub-Ser A-2, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/15(A) (C)	1,150	1,150
Los Angeles, Department of Water & Power, Ser A, RB
5.000%, 07/01/15	3,490	3,490
Los Angeles, Department of Water & Power, Ser A, RB
3.000%, 07/01/15	2,000	2,000
Los Angeles, Department of Water & Power, Sub-Ser A-1, RB
0.060%, 07/02/15(A) (B)	12,100	12,100
Los Angeles, Department of Water & Power, Sub-Ser A-1, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/15(A) (C)	605	605
Los Angeles, Department of Water & Power, Sub-Ser A-1, RB, AGM
5.000%, 07/01/15	200	200
Los Angeles, Department of Water & Power, Sub-Ser A-2, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/15(A) (C)	100	100
Los Angeles, Department of Water & Power, Sub-Ser A-2, RB, AGM
Pre-Refunded @ 100
4.750%, 07/01/15(A) (C)	345	345
Los Angeles, Department of Water & Power, Sub-Ser B-4, RB
0.060%, 07/02/15(A) (B)	5,100	5,100
Los Angeles, Housing and Finance Authority, Multi-Family Housing Project, Varous Loans to Lender Program, Ser A, RB, AMT
0.110%, 07/01/15(A) (B) (D)	2,359	2,359
Los Angeles, Unified School District, Ser A
2.000%, 07/01/15	7,960	7,960

Description	Face Amount (000)	Value (000)

Los Angeles, Unified School District, Ser E, AMBAC
Pre-Refunded @ 100
5.000%, 07/01/15(A) (C)	$200	$200
Los Angeles, Unified School District, Ser E, GO, AMBAC
Pre-Refunded @ 100
5.000%, 07/01/15(A) (C)	1,125	1,125
Los Angeles, Unified School District, Ser E, GO, AMBAC
Pre-Refunded @ 100
5.000%, 07/01/15(A) (C)	500	500
Los Angeles, Water & Power Resource Authority, Sub-Ser B-6, RB
0.010%, 07/01/15(A) (B)	12,400	12,400
Los Gatos-Saratoga Joint High School District, GO
2.000%, 12/01/15	4,740	4,776
Los Gatos-Saratoga, Joint High School District, Election of 2014, Ser A, GO
2.000%, 08/01/15	1,540	1,543
Marin, Community College District
2.000%, 08/01/15	600	601
Metropolitan Water District of Southern California, Ser A-1, RB
0.090%, 07/02/15(A) (B)	15,000	15,000
Metropolitan Water District of Southern California, Ser A-2, RB
0.120%, 07/02/15(A) (B)	7,500	7,500
Metropolitan Water District of Southern California, Ser A-3, RB
0.090%, 07/02/15(A) (B)	11,000	11,000
Metropolitan Water District of Southern California, Ser B
4.000%, 07/01/16	200	207
Metropolitan Water District of Southern California, Ser B
4.000%, 07/01/16	200	207
Metropolitan Water District of Southern California, Ser B
4.000%, 07/01/16	175	181
Metropolitan Water District of Southern California, Ser C, RB
4.000%, 10/01/15	125	126
Metropolitan Water District of Southern California, Ser D, RB
0.060%, 07/02/15(A) (B)	5,600	5,600
CITY NATIONAL ROCHDALE FUNDS | 4

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Modesto, Water Revenue, Ser A, COP
0.050%, 07/02/15(A) (B) (D)	$200	$200
Monterey Peninsula, Water Management District, COP
0.080%, 07/02/15(A) (B) (D)	6,167	6,167
Mount San Antonio, Community College District, Ser 2013A
2.000%, 08/01/15	775	776
Napa Valley, Community College District, NATL
Pre-Refunded @ 100
4.000%, 08/01/15(A) (C)	200	201
Napa Valley, Unified School District, Election of 2002, GO, NATL
Pre-Refunded @ 100
4.400%, 08/01/15(A) (C)	100	100
Ohlone, Community College District, Ser B, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/15(A) (C)	2,000	2,008
Orange County Fire Authority
2.000%, 06/30/16	7,000	7,118
Orange County, SAB
0.030%, 07/01/15(A) (B) (D)	9,000	9,000
Orange County, Sanitation District, Ser A, RB
5.000%, 08/01/15	500	502
Orange County, Water District Authority, Ser A, COP
0.030%, 07/01/15(A) (B) (D)	25,050	25,050
Pajaro Valley, Unified School District, GO, AGM
Pre-Refunded @ 100
5.250%, 08/01/15(A) (C)	100	100
Pajaro Valley, Unified School District, GO, AGM
Pre-Refunded @ 100
5.250%, 08/01/15(A) (C)	100	100
Palm Springs, Unified School District, Election of 2004, Ser B, GO, AGM
Pre-Refunded @ 100
4.750%, 08/01/15(A) (C)	100	100
Palm Springs, Unified School District, Election of 2004, Ser B, GO, AGM
Pre-Refunded @ 100
4.750%, 08/01/15(A) (C)	150	151
Palm Springs, Unified School District, Ser B, AGM
Pre-Refunded @ 100
4.750%, 08/01/15(A) (C)	100	100

Description	Face Amount (000)	Value (000)

Palo Alto, Unified School District, GO
5.000%, 08/01/15(A)	$450	$452
Palo Alto, Unified School District, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/15(A) (C)	275	276
Pasadena Unified School District, AGM
Pre-Refunded @ 102
5.000%, 11/01/15(A) (C)	900	932
Pasadena Unified School District, AGM
Pre-Refunded @ 102
5.000%, 11/01/15(A) (C)	500	518
Pasadena, Unified School District, GO, AGM
Pre-Refunded @ 102
5.000%, 11/01/15(A) (C)	300	311
Riverside County, TRAN
2.000%, 06/30/16	6,000	6,102
Sacramento City, Unified School District, GO, NATL
Pre-Refunded @ 100
5.000%, 07/01/15(A) (C)	190	190
Sacramento County, Sanitation Districts Financing Authority, RB, NATL
Pre-Refunded @ 0
4.750%, 12/01/15(A) (C)	250	255
Sacramento, Municipal Utility District, Ser C
5.000%, 08/15/15	3,500	3,521
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.060%, 07/02/15(A) (B) (D)	2,745	2,745
San Bernardino, Community College District, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/15(A) (C)	125	126
San Bernardino, Community College District, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/15(A) (C)	350	351
San Bernardino, Community College District, GO, AGM
Pre-Refunded @ 100
4.000%, 08/01/15(A) (C)	200	201
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/16	1,000	1,036
San Diego County, Regional Transportation Commission, Ser B, RB
0.050%, 07/02/15(A) (B)	280	280
CITY NATIONAL ROCHDALE FUNDS | 5

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

San Diego County, Regional Transportation Commission, Ser D, RB
0.060%, 07/02/15(A) (B)	$12,540	$12,540
San Diego, Unified School District, Election of 1998, Ser G, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/15(A) (C)	300	300
San Diego, Unified School District, Election of 1998, Ser G, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/15(A) (C)	440	440
San Francisco California Public Utilities Commission Water Revenue, Ser A, AGM
Pre-Refunded @ 100
4.750%, 05/01/16(A) (C)	12,485	12,947
San Francisco California Public Utilities Commission Water Revenue, Ser A, AGM
Pre-Refunded @ 100
4.500%, 05/01/16(A) (C)	150	155
San Francisco City & County, Airports Comm-San Francisco International Airport, Ser 36B-RMKT, RB
0.050%, 07/01/15(A) (B) (D)	600	600
San Francisco City & County, Airports Comm-San Francisco International Airport, Ser 37C, RB
0.030%, 07/01/15(A) (B) (D)	17,000	17,000
San Francisco City & County, Public Utilities Commission Water Revenue, Ser B, RB, XLCA
5.000%, 11/01/15	500	508
San Gorgonio, Memorial Health Care District, Election of 2006, Ser C, GO, ETM
6.500%, 08/01/15	100	101
San Jose Evergreen, Community College District
2.000%, 09/01/15	430	431
San Jose Evergreen, Community College District, Ser A, GO, NATL
Pre-Refunded @ 100
5.000%, 09/01/15(A) (C)	165	166
San Juan, Unified School District, Election of 2002, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/15(A) (C)	200	201

Description	Face Amount (000)	Value (000)

San Juan, Unified School District, NATL
Pre-Refunded @ 100
5.000%, 08/01/15(A) (C)	$135	$136
San Mateo, Joint Powers Financing Authority, Public Safety Project, Ser A, RB
0.080%, 07/02/15(A) (B) (D)	5,000	5,000
Santa Clara Valley, Transportation Authority, Ser A, RB
0.040%, 07/02/15(A) (B)	7,600	7,600
Santa Clara Valley, Transportation Authority, Ser C, RB
0.070%, 07/02/15(A) (B)	540	540
Santa Clara Valley, Transportation Authority, Ser C, RB
0.050%, 07/02/15(A) (B)	7,000	7,000
Santa Clara Valley, Transportation Authority, Ser D, RB
0.070%, 07/02/15(A) (B)	10,000	10,000
Santa Cruz County, TRAN
2.000%, 06/30/16	5,000	5,085
Santa Maria Joint, Unified High School District, Ser A, AGM
Pre-Refunded @ 102
5.375%, 08/01/15(A) (C)	100	102
Santa Maria Joint, Unified High School District, Ser A, GO, AGM
Pre-Refunded @ 102
5.375%, 08/01/15(A) (C)	150	154
Simi Valley, Unified School District, Election of 2004, Ser B, GO, FGIC
Pre-Refunded @ 100
5.000%, 08/01/15(A) (C)	200	201
Simi Valley, Unified School District, Ser B, FGIC
Pre-Refunded @ 100
5.000%, 08/01/15(A) (C)	300	301
Southern California, Public Power Authority, RB
4.000%, 07/01/15	550	550
Southern California, Public Power Authority, Magnolia Power Project, Ser A-1, RB
0.040%, 07/01/15(A) (B) (D)	11,045	11,045
State of California, Department of Water Resources, Ser AJ, RB
5.000%, 12/01/15	1,150	1,173
Tender Option Bond Trust Receipts, Ser 2015-ZF0159
0.080%, 07/02/15(B) (E)	7,500	7,500
CITY NATIONAL ROCHDALE FUNDS | 6

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Tender Option Bond Trust Receipts, Ser 2015-ZF0162
0.080%, 07/02/15(B) (E)	$1,625	$1,625
Tender Option Bond Trust Receipts, Ser 2015-ZF0177
0.080%, 07/02/15(B) (E)	1,410	1,410
Tender Option Bond Trust Receipts, Ser 2015-ZF0178
0.080%, 07/02/15(B) (E)	500	500
Tender Option Bond Trust Receipts, Ser 2015-ZF0179
0.080%, 07/02/15(B) (E)	3,050	3,050
Tender Option Bond Trust Receipts, Ser 2015-ZF0181
0.080%, 07/02/15(B) (E)	6,750	6,750
Tender Option Bond Trust Receipts, Ser 2015-ZF0182
0.080%, 07/02/15(B) (E)	3,000	3,000
Tender Option Bond Trust Receipts, Ser 2015-ZF0187
0.080%, 07/02/15(B) (E)	4,605	4,605
Tender Option Bond Trust Receipts, Ser 2015-ZF0188
0.080%, 07/02/15(B) (E)	1,385	1,385
Tender Option Bond Trust Receipts, Ser 2015-ZF0243
0.080%, 07/02/15(B) (E)	2,920	2,920
Tender Option Bond Trust Receipts, Ser ZF0190
0.080%, 07/02/15(B) (E)	1,835	1,835
University of California
0.120%, 07/14/15	12,500	12,500
University of California, Ser AF
5.000%, 05/15/16	1,000	1,041
University of California, Ser Z-1, RB
0.100%, 07/02/15(A) (B)	20,000	20,000
Vacaville, Unified School District, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/15(A) (C)	125	126
Ventura County, Public Financing Authority, Ser 2008-3380X, RB
0.110%, 07/02/15(A) (B) (E)	5,630	5,630
Ventura County, Public Financing Authority, Ser 2008-3381X, RB
0.110%, 07/02/15(A) (B) (E)	5,685	5,685
Ventura County, TRAN,
1.500%, 07/01/15	12,000	12,000
West Covina, Public Financing Authority, Golf Course Project, Ser B, RB
0.070%, 07/01/15(A) (B) (D)	800	800

Description	Face Amount (000)	Value (000)

West Covina, Public Financing Authority, Ser A, RB
0.070%, 07/01/15(A) (B) (D)	$300	$300

Total California		755,376

Colorado [0.6%]
Colorado State, Housing & Finance Authority, Multi-Family Project, RB
0.050%, 07/01/15(A) (B)	2,600	2,600
Colorado State, Housing & Finance Authority, Ser B-3, RB
0.150%, 07/01/15(A) (B)	2,620	2,620

Total Colorado		5,220

Indiana [0.0%]
Portage Township, Multi-School Building, RB, NATL
Pre-Refunded @ 100
5.250%, 07/15/15(A) (C)	100	100

Iowa [0.1%]
Iowa State, Finance Authority, Ser C, RB, GNMA/FNMA, AMT
0.110%, 07/02/15(A) (B)	1,200	1,200

Massachusetts [0.0%]
Massachusetts Bay, Transportation Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/15(A) (C)	150	150

New York [1.3%]
New York City Water & Sewer System
0.030%, 07/01/15(A) (B)	1,000	1,000
New York City Water & Sewer System
0.020%, 07/01/15(A) (B)	6,260	6,260
New York City Water & Sewer System, Sub-Ser
0.030%, 07/01/15(A) (B)	3,500	3,500

Total New York		10,760

Utah [1.4%]
Utah Housing, Ser A-1, RB, AMT
0.080%, 07/01/15(A) (B)	3,820	3,820
Utah Housing, Ser B, RB, AMT
0.080%, 07/01/15(A) (B)	3,390	3,390
CITY NATIONAL ROCHDALE FUNDS | 7

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Utah Housing, Ser G-2, RB, AMT
0.170%, 07/01/15(A) (B)	$4,550	$4,550

Total Utah		11,760

Washington [0.7%]
Washington State, Housing Finance Commission, Eagles Lending Apartments Project, Ser A, RB, FNMA, AMT
0.080%, 07/02/15(A) (B)	6,065	6,065

Wyoming [1.1%]
Wyoming Community Development Authority, Ser 11, RB, AMT
0.110%, 07/02/15(A) (B)	6,000	6,000
Wyoming Community Development Authority, Ser 6, RB, AMT
0.110%, 07/02/15(A) (B)	3,000	3,000

Total Wyoming		9,000

Total Municipal Bonds
(Cost $807,646)		807,646

Commercial Paper [7.4%]
California [7.4%]
California State, Educational Facilities Authority
0.130%, 07/08/15	25,000	25,000
San Diego, Water Authority
0.070%, 07/02/15	15,000	15,000
San Francisco City & County
0.130%, 07/08/15	8,005	8,005
0.090%, 09/14/15	15,000	15,000

Total California		63,005

Total Commercial Paper
(Cost $63,005)		63,005

Description	Face Amount (000)	Value (000)

Repurchase Agreement [3.3%]
Bank of America(G)
0.100%, dated 06/30/15, repurchased on 07/01/15, repurchased price $28,000,079 (collateralized by various U.S. Treasury Notes, par values ranging from $9,924,300 to $18,600,000, 1.000-1.375%, 05/15/18 to 01/31/20; with a total market value $28,604,863)	$28,000	$28,000

Total Repurchase Agreement
(Cost $28,000)		28,000

Total Investments [105.5%]
(Cost $898,651)†		$898,651

Percentages are based on Net Assets of $851,696 (000).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.
(A)	Put and Demand Feature — The date reported is the next reset or put date.
(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2015.
(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(D)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(E)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2015, the value of these securities amounted to $66,730 (000), representing 7.8% of the net assets of the Fund.

(F)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(G)	Tri-Party Repurchase Agreement

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
AMT — Alternative Minimum Tax (subject to)
COP — Certificate of Participation
ETM — Escrowed to Maturity
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation NATL — National Public Finance Guarantee Corporation
MBIA — Municipal Bond Insurance Association
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax
TRAN — Tax and Revenue Anticipation Note
XLCA — XL Capital Assurance Inc.

As of June 30, 2015, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | 8

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [52.7%]
Automotive [3.1%]
Harley-Davidson Financial Services, MTN
1.550%, 11/17/17(A)	$275	$275
Volkswagen Group of America Finance
1.600%, 11/20/17(A)	500	500

Total Automotive		775

Banks [26.3%]
Australia & New Zealand Banking Group NY, MTN
1.500%, 01/16/18	500	500
Bank of America, MTN
6.400%, 08/28/17	800	877
Barclays Bank, MTN
2.989%, 01/10/15(B)	545	537
Citigroup
1.932%, 05/15/18(B)	805	826
Credit Suisse NY, MTN
1.750%, 01/29/18	500	497
Goldman Sachs Group
6.150%, 04/01/18	730	812
JPMorgan Chase
6.300%, 04/23/19	500	573
Korea Development Bank
3.250%, 03/09/16	575	583
Morgan Stanley, MTN
5.950%, 12/28/17	745	819
Wachovia
5.750%, 06/15/17	500	543
Wells Fargo
2.125%, 04/22/19	40	40

Total Banks		6,607

Credit Card Other [1.0%]
Glencore Funding
1.336%, 04/16/18(A) (B)	250	250

Diversified Operations [2.0%]
MUFG Americas Holdings
0.849%, 02/09/18(B)	500	501

Financial Services [7.0%]
Daimler Finance North America
1.450%, 08/01/16(A)	500	502
Export-Import Bank of Korea
4.125%, 09/09/15	500	503
Ford Motor Credit
0.899%, 03/27/17	250	249
General Electric Capital, MTN
2.950%, 05/09/16	500	510

Total Financial Services		1,764

Food-Confectionery [1.0%]
JM Smucker
2.500%, 03/15/20(A)	250	249

Description	Face Amount (000)	Value (000)

Metal-Copper [1.0%]
Freeport-McMoRan
2.300%, 11/14/17	$250	$249

Oil, Gas & Consumable Fuels [2.5%]
ConocoPhillips Canada Funding I
5.625%, 10/15/16	600	634

Petroleum & Fuel Products [1.6%]
Occidental Petroleum
1.750%, 02/15/17	400	404

Telephones & Telecommunications [7.2%]
America Movil
1.241%, 03/12/15(B)	1,000	1,003
AT&T
2.450%, 06/30/20	250	245
2.400%, 08/15/16	300	304
Verizon Communications
1.816%, 03/15/15(B)	250	253

Total Telephones & Telecommunications		1,805

Total Corporate Bonds
(Cost $13,237)		13,238

U.S. Government Agency Obligations [19.9%]
Farmer Mac Guaranteed Notes Trust 2007-1
5.125%, 04/19/17(A)	500	538
FFCB
0.290%, 01/21/16	830	830
0.235%, 01/17/15(B)	395	395
FHLB
1.500%, 03/08/19	500	503
FNMA
5.000%, 03/15/16	980	1,013
1.375%, 11/15/16	800	809
1.000%, 09/27/17	900	904

Total U.S. Government Agency Obligations
(Cost $4,984)		4,992

Municipal Bonds [8.8%]
California [3.0%]
Southern California Public Power Authority, Sub-Ser B, AGM, ETM
6.930%, 05/15/17	595	658
University of California, Ser AP
2.253%, 05/15/20	100	100

Total California		758

Florida [2.4%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	595	598
CITY NATIONAL ROCHDALE FUNDS | 1

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Limited Maturity Fixed Income Fund

Description	Face Amount (000)/Shares	Value (000)

Illinois [3.4%]
Illinois Municipal Electric Agency, Ser A, NATL
Pre-Refunded @ 100
5.125%, 02/01/17(C)	$800	$856

Total Municipal Bonds
(Cost $2,196)		2,212

Repurchase Agreement [7.9%]
Barclay (D)
0.010%, dated 06/30/15, repurchased on , 0.010, dated 06/30/15, repurchased on 07/01/15, repurchased price $2,000,015 (collateralized by various U.S. Treasury Obligations, par values ranging from $100 to $2,019,100, 0.00% to 8.75%, 3/31/16 to 8/15/20; with a total market value $2,034,972)	2,000	2,000

Total Repurchase Agreement
(Cost $2,000)		2,000

U.S. Treasury Obligations [7.7%]
U.S. Treasury Notes
3.125%, 10/31/16	425	440
1.000%, 08/31/16	650	655
0.875%, 01/31/17	830	834

Total U.S. Treasury Obligations
(Cost $1,925)		1,929

U.S. Government Mortgage-Backed Obligation [0.7%]
FNMA, Ser 2010-39, Cl PD, Pool FNR
3.000%, 06/25/38	172	175

Total U.S. Government Mortgage-Backed Obligation
(Cost $172)		175

Short-Term Investments [1.9%]
City National Rochdale Government Money Market Fund, 0.010%**‡	236,105	236
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	236,105	236

Total Short-Term Investments
(Cost $472)		472

Total Investments [99.6%]
(Cost $24,986)†		$25,018

Percentages are based on Net Assets of $25,124 (000).

†	At June 30, 2015, the tax basis cost of the Fund’s investments was $24,986 (000), and the unrealized appreciation and depreciation were $61 (000) and $29 (000), respectively.
**	The rate reported is the 7-day effective yield as of June 30, 2015.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2015, the value of these securities amounted to $2,314 (000), representing 9.2% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2015.
(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(D)	Tri-Party Repurchase Agreement.

AGM — Assured Guarantee Municipal
Cl — Class
ETM — Escrowed to Maturity
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
NY — New York
RB — Revenue Bond
Ser — Series

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$13,238	$—	$13,238
U.S. Government Agency Obligations	—	4,992	—	4,992
Municipal Bonds	—	2,212	—	2,212
Repurchase Agreement	—	2,000	—	2,000
U.S. Treasury Obligations	—	1,929	—	1,929
U.S. Government Mortgage-Backed Obligation	—	175	—	175
Short-Term Investments	472	—	—	472
Total Investments in Securities	$472	$24,546	$—	$25,018

For the period ended June 30, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | 2

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [57.5%]
FFCB
0.277%, 01/26/15(A)	$5,000	$5,009
FHLB
1.150%, 07/25/18	1,520	1,512
FHLMC
1.250%, 05/12/17	2,350	2,376
1.000%, 01/30/16(B)	5,000	4,990
1.000%, 06/29/17	4,000	4,022
1.000%, 09/29/17	4,130	4,140
FNMA
5.000%, 03/15/16	2,500	2,583
5.000%, 02/13/17	5,200	5,570
4.875%, 12/15/16	5,000	5,315
2.430%, 10/09/19	5,805	5,302
2.375%, 04/11/16	5,000	5,080
1.875%, 02/19/19	445	453
1.625%, 11/27/18	5,000	5,060
1.625%, 01/21/20	5,000	4,993
1.000%, 10/16/17	7,000	6,997
0.875%, 02/08/18	5,500	5,486
0.875%, 05/21/18	4,500	4,473
0.625%, 08/26/16	4,805	4,817
FNMA, Ser 2010-123, Cl HA, Pool FNR
2.500%, 03/25/24	3,806	3,879
FNMA ARM, Pool 766620
2.289%, 01/01/15(A)	159	171
Tennessee Valley Authority, Ser E
6.250%, 12/15/17	8,000	9,018

Total U.S. Government Agency Obligations
(Cost $90,719)		91,246

U.S. Treasury Obligations [31.0%]
U.S. Treasury Bonds
2.195%, 11/15/21	6,100	5,369
U.S. Treasury Notes
3.250%, 03/31/17	2,000	2,094
3.000%, 02/28/17	2,415	2,513
2.875%, 03/31/18	5,000	5,263
2.750%, 02/28/18	5,000	5,244
2.375%, 07/31/17	5,000	5,174
2.125%, 01/31/21	5,000	5,083
2.000%, 11/30/20	5,000	5,063
1.375%, 06/30/18	3,400	3,437
1.375%, 09/30/18	5,000	5,041
1.375%, 04/30/20	5,000	4,945

Total U.S. Treasury Obligations
(Cost $48,938)		49,226

Description	Face Amount (000)/Shares	Value (000)

Municipal Bond [5.4%]
Illinois [5.4%]
Illinois Municipal Electric Agency, Ser A, NATL
Pre-Refunded @ 100
5.125%, 02/01/17(C)	$8,000	$8,557

Total Municipal Bond
(Cost $8,557)		8,557

U.S. Government Mortgage-Backed Obligations [4.5%]
FFCB
0.290%, 01/21/16	5,250	5,251
FHLMC REMIC, Ser 2011-3877, Cl ND, Pool FHR
3.000%, 02/15/25	1,176	1,207
FNMA REMIC, Ser 2011-144, Cl CE, Pool FNR
1.250%, 06/25/35	361	362
GNMA, Pool 329656
8.000%, 08/15/22	4	4
GNMA, Pool 376533
7.500%, 06/15/24	1	1
GNMA, Pool 398660
7.500%, 05/15/26	2	2
GNMA, Pool 497411
6.000%, 01/15/29	4	5
GNMA, Pool 571376
7.000%, 12/15/16	1	1
GNMA, Pool 584992
7.500%, 04/15/32	27	30
GNMA ARM, Pool G2 81318
1.625%, 01/01/15(A)	236	245
GNMA ARM, Pool G2 81447
1.625%, 01/01/15(A)	49	52

Total U.S. Government Mortgage-Backed Obligations
(Cost $7,109)		7,160

Short-Term Investments [1.2%]
City National Rochdale Government Money Market Fund, 0.010%*‡	903,570	904
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	903,570	903

Total Short-Term Investments
(Cost $1,807)		1,807

Total Investments [99.6%]
(Cost $157,130)†		$157,996

Percentages are based on Net Assets of $158,625 (000).

†	At June 30, 2015, the tax basis cost of the Fund’s investments was $157,130 (000), and the unrealized appreciation and depreciation were $1,004 (000) and $138 (000), respectively.
*	The rate reported is the 7-day effective yield as of June 30, 2015.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2015.
CITY NATIONAL ROCHDALE FUNDS | 1

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Government Bond Fund
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

ARM — Adjustable Rate Mortgage
Cl — Class
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$91,246	$—	$91,246
U.S. Treasury Obligations	—	49,226	—	49,226
Municipal Bond	—	8,557	—	8,557
U.S. Government Mortgage-Backed Obligations	—	7,160	—	7,160
Short-Term Investments	1,807	—	—	1,807
Total Investments in Securities	$1,807	$156,189	$—	$157,996

For the period ended June 30, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | 2

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [89.5%]
Banks [13.3%]
Bank of America, MTN
6.400%, 08/28/17	$400	$439
Barclays Bank, MTN
2.638%, 01/10/14(A)	1,950	1,921
Citigroup
5.500%, 02/15/17	1,250	1,328
Fifth Third Bank
1.150%, 11/18/16	3,060	3,053
JPMorgan Chase
6.300%, 04/23/19	2,000	2,291
6.000%, 01/15/18	405	446
National Australia Bank, MTN
2.750%, 03/09/17	480	494
Nordea Bank
2.375%, 04/04/19(B)	1,000	1,009
Standard Chartered, MTN
1.700%, 04/17/18(B)	3,000	2,988
UBS, MTN
5.875%, 12/20/17	2,000	2,200
Wells Fargo Bank
5.750%, 05/16/16	2,400	2,492

Total Banks		18,661

Broadcasting & Cable [1.1%]
CBS
4.300%, 02/15/21	1,400	1,489

Computers-Memory Devices [0.7%]
NetApp
2.000%, 12/15/17	1,000	1,005

Diversified Metals & Mining [1.8%]
Rio Tinto
2.250%, 09/20/16	2,500	2,537

Diversified Minerals [1.6%]
BHP Billiton
5.250%, 12/15/15	27	27
Teck Resources
3.150%, 01/15/17	1,250	1,264
2.500%, 02/01/18	1,000	978

Total Diversified Minerals		2,269

Diversified Operations [2.6%]
Glencore Funding
1.700%, 05/27/16(B)	1,500	1,502
Siemens Finc
5.750%, 10/17/16(B)	2,000	2,121

Total Diversified Operations		3,623

Drugs [1.8%]
AbbVie
2.500%, 05/14/20	1,000	990
Wyeth
5.500%, 02/15/16	1,500	1,546

Total Drugs		2,536

Description	Face Amount (000)	Value (000)

Electric Utilities [2.5%]
American Electric Power
1.650%, 12/15/17	$1,000	$1,001
Commonwealth Edison
6.950%, 07/15/18	1,000	1,142
Exelon Generation
6.200%, 10/01/17	1,200	1,312

Total Electric Utilities		3,455

Financial Services [17.9%]
American Honda Finance
1.600%, 02/16/18(B)	1,900	1,905
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/15(B)	3,000	3,013
Countrywide Financial
6.250%, 05/15/16	1,200	1,247
Daimler Finance North America
2.250%, 07/31/19(B)	2,900	2,890
Ford Motor Credit
8.000%, 12/15/16	1,000	1,090
2.375%, 01/16/18	1,000	1,009
General Electric Capital, MTN
5.300%, 02/11/21	2,500	2,811
2.950%, 05/09/16	50	51
Harley Davidson Funding
6.800%, 06/15/18(B)	2,500	2,854
Harley-Davidson Financial Services, MTN
3.875%, 03/15/16(B)	1,000	1,020
Nissan Motor Acceptance, MTN
1.950%, 09/12/17(B)	1,000	1,007
Toyota Motor Credit, MTN
2.050%, 01/12/17	2,000	2,032
VW Credit, MTN
1.875%, 10/13/16	3,000	3,032
Western Union
5.930%, 10/01/16	1,000	1,050

Total Financial Services		25,011

Food, Beverage & Tobacco [0.7%]
HJ Heinz
2.000%, 07/02/18(B)	1,000	1,000

Food-Confectionery [0.2%]
JM Smucker
2.500%, 03/15/20(B)	250	248

Home Decoration Products [0.7%]
Newell Rubbermaid
2.875%, 12/01/19	1,000	1,011

Insurance [4.5%]
Berkshire Hathaway
2.100%, 08/14/19	2,000	2,014
Genworth Financial
7.700%, 06/15/20	1,400	1,516
CITY NATIONAL ROCHDALE FUNDS | 1

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Metropolitan Life Global Funding I, MTN
1.875%, 06/22/18(B)	$2,700	$2,712

Total Insurance		6,242

Investment Banker/Broker Dealer [8.1%]
Deutsche Bank
1.400%, 02/13/17	2,500	2,493
Goldman Sachs Group
5.625%, 01/15/17	1,700	1,800
2.625%, 01/31/19	500	506
Jefferies Group
8.500%, 07/15/19	1,530	1,817
Macquarie Group
6.000%, 01/14/20(B)	2,000	2,247
Morgan Stanley
3.750%, 02/25/23	2,000	2,022
Morgan Stanley, MTN
5.950%, 12/28/17	465	511

Total Investment Banker/Broker Dealer		11,396

Medical Labs and Testing Srv [1.1%]
Laboratory Corp of America Holdings
2.625%, 02/01/20	1,500	1,488

Medical Products & Services [1.8%]
Genentech
4.750%, 07/15/15	2,500	2,503

Medical-HMO [1.1%]
UnitedHealth Group
1.625%, 03/15/19	1,500	1,482

Petroleum & Fuel Products [10.2%]
BP Capital Markets
1.375%, 05/10/18	2,800	2,785
Freeport-McMoran Oil & Gas
6.125%, 06/15/19	1,300	1,373
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,065
Korea National Oil
2.875%, 11/09/15(B)	1,000	1,007
Korea National Oil, MTN
2.750%, 01/23/19(B)	1,500	1,520
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,347
Total Capital International
2.875%, 02/17/22	4,000	3,996
Transocean
6.500%, 11/15/20	1,250	1,158

Total Petroleum & Fuel Products		14,251

Real Estate Investment Trusts [4.9%]
American Tower
7.250%, 05/15/19	1,200	1,385
HCP
5.625%, 05/01/17	1,000	1,069

Description	Face Amount (000)	Value (000)

Health Care REIT
4.700%, 09/15/17	$1,000	$1,064
Kimco Realty
6.875%, 10/01/19	1,080	1,261
Simon Property Group
6.100%, 05/01/16	2,000	2,060

Total Real Estate Investment Trusts		6,839

Regional Authority [1.6%]
Province of Ontario Canada
4.400%, 04/14/20	2,000	2,224

Retail [3.4%]
AutoZone
4.000%, 11/15/20	1,400	1,487
Lowe's
6.100%, 09/15/17	3,000	3,312

Total Retail		4,799

Semicon Compo-Intg Circu [1.6%]
QUALCOMM
3.000%, 05/20/22	2,200	2,185

Telephones & Telecommunications [4.9%]
America Movil
5.000%, 03/30/20	2,600	2,878
AT&T
3.000%, 06/30/22	3,000	2,897
Telefonica Emisiones SAU
6.421%, 06/20/16	1,000	1,045

Total Telephones & Telecommunications		6,820

Trucking & Leasing [1.4%]
Penske Truck Leasing
4.875%, 07/11/22(B)	1,100	1,163
3.750%, 05/11/17(B)	750	776

Total Trucking & Leasing		1,939

Total Corporate Bonds
(Cost $124,395)		125,013

Municipal Bonds [4.0%]
California [1.0%]
California State, GO
6.200%, 03/01/19	1,300	1,499

Florida [3.0%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	4,130	4,154

Total Municipal Bonds
(Cost $5,614)		5,653
CITY NATIONAL ROCHDALE FUNDS | 2

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Shares/Face Amount (000)	Value (000)

Closed-End Fund [2.2%]
Stone Ridge Reinsurance Risk Premium Interval Fund (C)	294,118	$3,000

Total Closed-End Fund
(Cost $3,000)		3,000

Asset-Backed Security [2.1%]
Nissan Auto Lease Trust 2015-A, Ser 2015-A, Cl A3
1.400%, 06/15/18	$3,000	3,000

Total Asset-Backed Security
(Cost $3,000)		3,000

U.S. Government Mortgage-Backed Obligation [0.0%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	37	38

Total U.S. Government Mortgage-Backed Obligation
(Cost $37)		38

Short-Term Investments [2.1%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%‡*	1,449,060	1,449
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	1,449,059	1,449

Total Short-Term Investments
(Cost $2,898)		2,898

Total Investments [99.9%]
(Cost $138,944)†		$139,602

Percentages are based on Net Assets of $139,699 (000).

†	At June 30, 2015, the tax basis cost of the Fund’s investments was $138,944 (000), and the unrealized appreciation and depreciation were $1,412 (000) and $754 (000), respectively.
*	The rate reported is the 7-day effective yield as of June 30, 2015.
‡	Investment in affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2015.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2015, the value of these securities amounted to $30,982 (000), representing 22.2% of the net assets of the Fund.

(C)	Security is considered illiquid. The total market value of such security as of June 30, 2015 was $3,000 (000) and represented 2.1% of net assets of the Fund.

Cl — Class
FNMA — Federal National Mortgage Association
GO — General Obligation
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$125,013	$—	$125,013
Municipal Bonds	—	5,653	—	5,653
Closed-End Fund	—	3,000	—	3,000
Asset-Backed Security	—	3,000	—	3,000
U.S. Government Mortgage-Backed Obligation	—	38	—	38
Short-Term Investments	2,898	—	—	2,898
Total Investments in Securities	$2,898	$136,704	$—	$139,602

For the period ended June 30, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | 3

Schedule of Investments
June 30, 2015  (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [94.8%]
California [92.1%]
Abag, Finance Authority for Nonprofit, Ser A
Callable 08/01/21 @ 100
6.000%, 08/01/30	$1,000	$1,208
Bay Area Toll Authority, Ser C, RB
Callable 10/01/18 @ 100
1.875%, 10/01/19(A)	1,200	1,212
Bay Area Toll Authority, Ser D, RB
Callable 10/01/19 @ 100
1.875%, 04/01/34(A)	750	760
Beverly Hills, Community Facilities District, Ser 2002-A, SPL Tax
4.000%, 09/01/22	250	272
Brea, Redevelopment Agency, Redevelopment Project AB, TA
5.000%, 08/01/20	500	580
California State, Department of Water Resources, Ser F-3, RB
Callable 05/01/18 @ 100
4.375%, 05/01/20	200	219
California State, GO
Callable 04/01/18 @ 100
5.125%, 04/01/33	1,050	1,145
California State, GO
4.000%, 02/01/18	1,000	1,079
California State, GO
4.000%, 03/01/18	1,000	1,081
California State, GO
3.000%, 03/01/18	1,000	1,055
California State, GO
4.000%, 02/01/19	1,000	1,100
California State, GO
5.000%, 11/01/19	1,000	1,156
California State, GO
5.000%, 09/01/20	1,000	1,171
California State, GO
5.000%, 09/01/21	1,200	1,421
California State, GO
5.000%, 12/01/21	1,000	1,189
California State, GO
5.250%, 09/01/22	1,000	1,210
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,199
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,178
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	583

Description	Face Amount (000)	Value (000)

California State, GO
Callable 06/01/19 @ 100
3.000%, 12/01/32(A)	$1,000	$1,060
California State, Health Facilities Financing Authority, Catholic Healthcare, Ser A, RB
Callable 03/01/21 @ 100
5.250%, 03/01/22	265	310
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center, RB
5.000%, 08/15/17	750	819
California State, Health Facilities Financing Authority, City of Hope, Ser A, RB
5.000%, 11/15/17	375	410
California State, Health Facilities Financing Authority, Memorial Health Services Corp, Ser A, RB
5.000%, 10/01/15	450	455
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser B, RB
5.000%, 07/01/15(A)	875	957
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(A)	975	1,141
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/17	500	550
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/18	125	142
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
4.000%, 09/01/17	500	534
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,188
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	755	828
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	570
CITY NATIONAL ROCHDALE FUNDS | 1

Schedule of Investments
June 30, 2015  (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

California State, Public Works Board, State Prisons, Ser C, RB
5.000%, 10/01/16	$1,000	$1,055
California State, Public Works Board, Various Capital Projects, Ser A, RB
4.000%, 04/01/17	500	529
California State, Public Works Board, Various Capital Projects, Ser G-1, RB
Callable 10/01/19 @ 100
5.250%, 10/01/23	250	287
California State, Ser E, GO
Callable 06/01/18 @ 100
0.961%, 07/01/15(A)	1,000	1,012
California Statewide, Communities Development Authority, RB
1.375%, 04/02/18(A)	500	499
California Statewide, Communities Development Authority, RB
Callable 11/01/24 @ 100
5.000%, 11/01/25	350	412
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	1,200	1,366
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
Callable 02/01/17 @ 100
1.020%, 07/02/15(A)	2,000	2,006
California Statewide, Communities Development Authority, Sutter Health, Ser A, RB
5.000%, 08/15/18	200	224
Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	350	366
Chula Vista, Elementary School District, School Building Project, Ser A, COP, AGM
5.000%, 09/01/22	1,000	1,167
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	424
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	557
Encinitas, Unified School District, GO, NATL
0.794%, 08/01/17(B)	500	491

Description	Face Amount (000)	Value (000)

Fairfield County, Redevelopment Agency, TA
4.000%, 08/01/17	$2,630	$2,800
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	1,056
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/19	1,000	1,131
Golden State Tobacco Securitization, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/30	1,075	1,201
Hemet, Unified School District, GO, AGM
4.000%, 08/01/24	500	557
JPMorgan Chase Putters, Ser 3797Z
0.290%, 07/02/15(A) (C)	2,000	2,000
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,185
Long Beach California, Harbor Revenue, Ser C, RB
4.000%, 11/15/18	500	548
Los Angeles, California Wastewater System Revenue, Sub-Ser B
Callable 06/01/22 @ 100
5.000%, 06/01/31	1,000	1,141
Los Angeles, Community College District, Ser E-1
Pre-Refunded @ 100
5.000%, 08/01/27(D)	400	448
Los Angeles, Department of Airports, Ser C, RB
4.000%, 05/15/17	545	579
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	550	667
Los Angeles, Department of Water & Power, Power Systems Revenue, Ser A, RB
5.000%, 07/01/19	500	573
Los Angeles, Department of Water & Power, Ser C, RB
5.000%, 07/01/23	500	604
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	634
Los Angeles, Municipal Improvement Authority, Real Property, Ser E, RB
5.000%, 09/01/15	275	277
CITY NATIONAL ROCHDALE FUNDS | 2

Schedule of Investments
June 30, 2015  (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Los Angeles, Municipal Improvement Authority, Ser C, RB
4.000%, 09/01/16	$500	$519
Los Angeles, Ser A, GO
5.000%, 09/01/21	240	286
Los Angeles, Unified School District, Election of 2005, Ser E, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/17(D)	500	541
Los Angeles, Unified School District, Headquarters Building Project, Ser A, COP
5.000%, 10/01/20	1,000	1,164
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/18	350	391
Los Angeles, Unified School District, Ser B, GO, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19	2,000	2,170
Merced, Irrigation District, Ser A, RB, AGM
5.000%, 10/01/20	500	583
Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/17	1,000	1,082
Northern California, Power Agency, Hydroelectric Project Number 1, Ser C, RB,
Callable 07/01/18 @ 100
5.000%, 07/01/20	500	557
Oakland-Alameda County, Coliseum Authority, Ser A, RB
5.000%, 02/01/20	820	937
Orange County, Public Financing Authority, RB, NATL
5.000%, 07/01/17	1,050	1,134
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	376
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	518
Petaluma, Joint Unified High School District, Election of 2014, Ser A, GO
4.000%, 08/01/18	595	647
Port of Oakland, Ser B, RB, NATL
Callable 11/01/17 @ 100
5.000%, 11/01/23	500	544

Description	Face Amount (000)	Value (000)

Port of Oakland, Transportation Airport & Marina Revenue, Ser C, RB, NATL
5.000%, 11/01/15	$450	$457
Riverside County, Public Safety Communication, Public Safety Communication, Ser A, COP, AMBAC
5.000%, 11/01/17	1,600	1,736
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,147
Roseville, Finance Authority, RB
4.000%, 02/01/18	500	537
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	591
Sacramento, Area Flood Control Agency, SAB, BAM
Callable 10/01/24 @ 100
5.000%, 10/01/30	250	284
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL
Callable 10/01/17 @ 100
5.000%, 10/01/21	400	437
Sacramento, Financing Authority, EPA Building Project, Ser A, RB
4.000%, 05/01/18	850	918
Sacramento, Unified School District, Election of 2002, GO, NATL
Pre-Refunded @ 100
5.000%, 07/01/15(D)	300	300
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	534
San Francisco City & County, Multiple Capital Improvement Projects, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22	735	828
San Francisco City & County, Public Utilities Commission Water Revenue, Ser A, RB
5.000%, 11/01/20	250	295
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	580
CITY NATIONAL ROCHDALE FUNDS | 3

Schedule of Investments
June 30, 2015  (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL
Callable 08/03/15 @ 100
5.250%, 08/01/18	$600	$601
San Francisco, City & Open Space Fund, Various Park Projects, RB, NATL
Callable 08/03/15 @ 100
3.750%, 07/01/18	500	501
San Marcos, Public Facilities Authority, Ser A, SPL Tax
5.000%, 09/01/19	330	376
San Mateo County, Joint Powers Financing Authority, Maple Street Project, RB
3.000%, 06/15/17	1,000	1,045
San Mateo County, Transportation Authority, Ser A, RB, NATL, ETM
5.250%, 06/01/19	755	872
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	559
Santa Clara County, Financing Authority, Lease Revenue Capital Project, RB
5.000%, 02/01/20	500	576
Santa Cruz County Redevelopment Agency, Ser A, AGM
Callable 09/01/25 @ 100
5.000%, 09/01/28	480	555
Santa Cruz County, Redevelopment Agency, TA, BAM
5.000%, 09/01/19	640	732
Santa Rosa, Wastewater Revenue, Ser A, RB
4.000%, 09/01/17	415	443
Southern California, Metropolitan Water District, Ser G-4, RB
Callable 07/01/19 @ 100
3.000%, 07/01/37(A)	1,000	1,065
Southern California, Public Power Authority, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/27	1,065	1,233
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,375	1,494

Description	Face Amount (000)	Value (000)

Turlock, Irrigation District, Ser A, RB
5.000%, 01/01/17	$575	$611
Turlock, Irrigation District, Sub-Ser, RB
5.000%, 01/01/19	200	226
Tustin, Unified School District, BAM
5.000%, 09/01/24	500	592
University of California, Regents Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	500	588
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	579
Ventura County, Public Financing Authority, Ser A
5.000%, 11/01/19	500	576
Ventura County, Public Financing Authority, Ser A, RB
4.000%, 11/01/18	500	547
Ventura County, Public Financing Authority, Ser B, RB
5.000%, 11/01/18	500	563
Walnut, Energy Center Authority, RB
5.000%, 01/01/19	300	340

Total California		88,345

Connecticut [2.1%]
Connecticut State, Ser A, GO
Callable 07/17/15 @ 100
1.420%, 07/02/15(A)	1,000	1,001
Connecticut State, Ser D, GO
0.950%, 07/02/15(A)	1,000	1,011

Total Connecticut		2,012

Guam [0.6%]
Territory of Guam, Ser A, RB
5.000%, 01/01/17	500	530

Total Municipal Bonds
(Cost $89,558)		90,887
CITY NATIONAL ROCHDALE FUNDS | 4

Schedule of Investments
June 30, 2015  (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Shares	Value (000)

Short-Term Investment [3.8%]
City National Rochdale California Tax Exempt Money Market Fund, Institutional Class, 0.010%** ‡	3,686,669	$3,687

Total Short-Term Investment
(Cost $3,687)		3,687

Total Investments [98.6%]
(Cost $93,245) †		$94,574

Percentages are based on Net Assets of $95,901 (000).

†	At June 30, 2015, the tax basis cost of the Fund's investments was $93,245 (000), and the unrealized appreciation and depreciation were $1,547 (000) and $218 (000), respectively.
**	The rate reported is the 7-day effective yield as of June 30, 2015.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2015.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2015, the value of these securities amounted to $2,000 (000), representing 2.1% of the net assets of the Fund.

(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
BAM — Build America Mutual
COP — Certificate of Participation
EPA — Environmental Protection Agency
ETM — Escrowed to Maturity
GO — General Obligation
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$90,887	$—	$90,887
Short-Term Investment	3,687	—	—	3,687
Total Investments in Securities	$3,687	$90,887	$—	$94,574

For the period ended June 30, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | 5

Schedule of Investments
June 30, 2015  (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [87.0%]
Alabama [3.0%]
Birmingham Water Works Board, Ser A, RB
Callable 01/01/25 @ 100
5.000%, 01/01/42	$5,000	$5,445
Cullman County, Health Care Authority, Cullman Regional Medical Center Project, Ser A, RB
Callable 02/01/19 @ 100
7.000%, 02/01/36	4,315	4,645
Jefferson County, Sewer Revenue, Sub-Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	4,000	4,473
Jefferson County, Sewer Revenue, Sub-Ser D, RB
Callable 10/01/23 @ 105
6.500%, 10/01/53	4,000	4,593

Total Alabama		19,156

Alaska [0.7%]
Northern Tobacco Securitization, Ser A, RB
Callable 07/17/15 @ 100
5.000%, 06/01/46	6,000	4,490

Arizona [1.1%]
Industrial Development Authority of the Phoenix
Callable 07/01/25 @ 100
5.000%, 07/01/45(A)	3,300	3,181
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,672
Yavapai County Industrial Development Authority, Ser A
Callable 03/01/25 @ 100
5.000%, 09/01/34(A)	2,015	2,003

Total Arizona		6,856

California [10.9%]
Adelanto, Public Utility Authority, Utility System Project, Ser A, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39	6,500	7,331
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,718
California State, Pollution Control Financing Authority, San Diego Water Project, RB
Callable 07/01/17 @ 100
5.000%, 11/21/45(A)	2,000	2,068

Description	Face Amount (000)	Value (000)

California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	$5,000	$5,692
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,092
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	578
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,007
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	720	724
California Statewide Communities Development Authority
Callable 06/01/25 @ 100
7.000%, 06/01/45	3,155	3,007
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27	4,655	4,364
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	5,000	4,125
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.125%, 06/01/47	7,280	5,510
Golden State Tobacco Securitization, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/35	5,000	5,552
CITY NATIONAL ROCHDALE FUNDS | 1

Schedule of Investments
June 30, 2015  (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Inland Empire Tobacco Securitization Authority, Ser A, RB
Callable 06/01/17 @ 100
4.625%, 06/01/21	$4,795	$4,675
Lake Elsinore, Public Financing Authority, SAB
Callable 09/01/25 @ 100
5.000%, 09/01/35	2,650	2,826
M-S-R Energy Authority, Ser C, RB
7.000%, 11/01/34	2,500	3,367
Palomar Pomerado Health Care District, COP
Callable 11/01/20 @ 100
6.000%, 11/01/30	3,920	4,226
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	1,000	1,202
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,216
San Mateo Foster City School District
Callable 08/01/31 @ 100
0.000%, 08/01/42(B)	6,000	4,223
San Mateo, Community Facilities District, SAB
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,098
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 07/17/15 @ 100
5.000%, 06/01/37	3,000	2,484
Southern California, Tobacco Securitization Authority, Ser A1-SNR, RB
Callable 07/17/15 @ 100
5.125%, 06/01/46	3,000	2,403

Total California		70,488

Colorado [4.9%]
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,684
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/18 @ 100
6.000%, 10/01/40	2,965	3,145
Description	Face Amount (000)	Value (000)

Castle Oaks Metropolitan District No. 3
Callable 12/01/20 @ 103
6.250%, 12/01/44	$2,860	$2,785
Colorado Educational & Cultural Facilities Authority
Callable 07/01/25 @ 100
5.000%, 07/01/36(A)	915	904
Colorado Educational & Cultural Facilities Authority
Callable 07/01/25 @ 100
5.250%, 07/01/46(A)	1,930	1,904
Colorado State, Educational & Cultural Facilities Authority, Charter School Skyview Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/44(A)	1,350	1,382
Colorado State, Educational & Cultural Facilities Authority, Charter School Skyview Project, RB
Callable 07/01/24 @ 100
5.500%, 07/01/49(A)	1,600	1,638
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(A)	1,515	1,449
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(A)	2,655	2,517
Colorado State, High Performance Transportation Enterprise, US 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,120
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	4,000	5,225
Denver City & County, United Airlines Project, Ser A, RB, AMT
Callable 10/01/17 @ 100
5.250%, 10/01/32	1,000	1,042
Lewis Pointe Metropolitan District, Ser A
Callable 12/01/20 @ 100
6.000%, 12/01/44	2,590	2,572
Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	1,000	1,127
CITY NATIONAL ROCHDALE FUNDS | 2

Schedule of Investments
June 30, 2015  (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Wildgrass County, Metropolitan District, GO
Pre-Refunded @ 100
6.200%, 12/01/34(C)	$1,000	$1,066

Total Colorado		31,560

Delaware [1.1%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	6,500	7,030

District of Columbia [0.3%]
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
0.000%, 10/01/44(B)	2,000	2,094

Florida [7.1%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34	2,500	2,675
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.250%, 11/15/44	1,000	1,082
Brevard County, Industrial Development Authority, TUFF Florida Tech Project, RB
Callable 11/01/19 @ 100
6.750%, 11/01/39	745	813
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44	3,390	3,334
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49	1,000	983
Florida State, Development Finance Corp., Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43	1,000	962
Florida State, Development Finance, RB
Callable 06/01/22 @ 103
7.000%, 06/01/35(A)	1,350	1,369

Description	Face Amount (000)	Value (000)

Florida State, Development Finance, RB
Callable 06/01/22 @ 103
7.000%, 06/01/45(A)	$2,500	$2,523
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,070
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	2,923
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	1,000	1,148
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	2,500	2,568
Mid-Bay Bridge Authority, Ser A
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,325
Mid-Bay Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/34(C)	5,200	6,872
Osceola County, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47	5,000	5,347
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	570
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,284
CITY NATIONAL ROCHDALE FUNDS | 3

Schedule of Investments
June 30, 2015  (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
6.000%, 08/01/45	$3,000	$3,341

Total Florida		46,189

Georgia [0.7%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,804
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,088
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	810	909

Total Georgia		4,801

Guam [1.3%]
Territory of Guam, Government Waterworks Authority, RB
Callable 07/01/20 @ 100
5.625%, 07/01/40	2,000	2,202
Territory of Guam, Ser A, GO
Callable 11/15/19 @ 100
7.000%, 11/15/39	5,000	5,943

Total Guam		8,145

Hawaii [0.5%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Callable 11/15/19 @ 100
8.750%, 11/15/29	2,450	3,110

Illinois [4.8%]
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,677
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,124
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,216
Chicago, Refunding Project, Ser A, GO, AGM
Callable 01/01/24 @ 100
5.250%, 01/01/31	1,000	1,046
Description	Face Amount (000)	Value (000)

Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/40	$4,000	$4,545
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/46	1,825	2,067
Illinois State, Finance Authority, Lutheran Home and Services Project, RB
Callable 05/15/22 @ 100
5.625%, 05/15/42	5,000	5,182
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.250%, 04/01/29	1,000	1,070
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.500%, 04/01/39	3,445	3,665
Illinois State, Finance Authority, Three Crowns Park Plaza Project, Ser A, RB
Callable 02/15/16 @ 100
5.875%, 02/15/38	1,000	1,003
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 03/01/16 @ 100
5.350%, 03/01/31	340	264
Village of Bridgeview Illinois, Ser A
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,036

Total Illinois		30,895

Indiana [1.9%]
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32	1,650	1,840
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47	3,000	3,312
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/39	1,000	1,052
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	4,056
CITY NATIONAL ROCHDALE FUNDS | 4

Schedule of Investments
June 30, 2015  (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	$2,355	$2,317

Total Indiana		12,577

Iowa [0.3%]
Iowa Finance Authority, Ser E
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	1,932

Kansas [0.4%]
Arkansas City, Public Building Commission, South Central Regional Medical Center, RB
Callable 09/01/19 @ 100
7.000%, 09/01/29	2,550	2,583

Kentucky [1.7%]
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	1,000	1,137
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.500%, 03/01/45	2,960	3,361
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	6,361

Total Kentucky		10,859

Louisiana [2.4%]
Juban Crossing Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(A)	5,665	5,655
Louisiana State, Local Government Environmental Facilities & Community Development Auth, Ser S
Callable 06/01/25 @ 100
5.625%, 06/01/45	2,000	1,963
Louisiana State, Public Facilities Authority, AMT
7.000%, 07/01/24(A)	2,000	1,991
Description	Face Amount (000)	Value (000)

Louisiana State, Public Facilities Authority, Pellets Inc. Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39	$1,000	$1,083
Louisiana State, Public Facilities Authority, Pellets Inc. Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39	5,000	5,096

Total Louisiana		15,788

Maryland [1.3%]
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	757
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,487
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,273
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	792
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	4,012

Total Maryland		8,321

Massachusetts [0.8%]
Massachusetts, Port Authority, Ser B, RB, AMBAC, AMT
0.265%, 01/01/31(D)	6,000	5,205

Michigan [2.7%]
Kent, Hospital Finance Authority, Metropolitan Hospital Project, Ser A, RB
Callable 08/03/15 @ 100
6.000%, 07/01/35	4,805	4,819
Michigan State, Finance Authority
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,320
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	3,745	3,779
CITY NATIONAL ROCHDALE FUNDS | 5

Schedule of Investments
June 30, 2015  (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 12/01/15 @ 100
5.875%, 12/01/30	$2,000	$2,000
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/22	2,935	2,577
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 06/01/18 @ 100
6.875%, 06/01/42	2,000	1,867

Total Michigan		17,362

Missouri [1.1%]
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/20 @ 100
8.250%, 05/15/45	3,000	3,405
Saint Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 08/03/15 @ 100
7.000%, 08/15/32	1,000	1,000
Saint Louis County, Lambert Airport Project, SAB
Pre-Refunded @ 105
9.000%, 11/01/31(C)	2,500	2,902

Total Missouri		7,307

Nebraska [1.1%]
Central Plains Energy Project, Project #3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,090
Central Plains Energy Project, Project #3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	5,821

Total Nebraska		6,911

Nevada [0.8%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,305

Description	Face Amount (000)	Value (000)

State of Nevada Department of Business & Industry, Ser A
Callable 12/15/25 @ 100
5.000%, 12/15/35(A)	$1,595	$1,559

Total Nevada		4,864

New Jersey [1.8%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29	1,000	1,059
New Jersey State, Economic Development Authority, School Facilities Construction, Ser UU, RB
Callable 06/15/24 @ 100
5.000%, 06/15/40	5,000	5,094
Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	7,500	5,519

Total New Jersey		11,672

New York [4.1%]
Metropolitan Transportation Authority, Sub-Ser A-1, RB
Callable 05/15/25 @ 100
5.000%, 11/15/45	5,000	5,472
Nassau County, Industrial Development Agency, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49	4,789	4,608
Nassau County, Industrial Development Agency, Ser C, RB
Callable 01/01/18 @ 100
2.000%, 01/01/49	1,728	138
New York City, Industrial Development Agency, American Airlines JFK International Airport Project, RB, AMT
Callable 08/01/16 @ 101
7.750%, 08/01/31(D)	4,000	4,279
New York Liberty Development, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(A)	10,000	10,022
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,107
CITY NATIONAL ROCHDALE FUNDS | 6

Schedule of Investments
June 30, 2015  (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	$1,000	$1,098

Total New York		26,724

North Carolina [0.3%]
North Carolina State, Medical Care Commission, RB
Callable 09/01/24 @ 100
5.000%, 09/01/37	1,655	1,640

Ohio [3.4%]
Muskingum County, Hospital Facilities Authority, Genesis Healthcare System Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,042
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,022
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	3,000	3,059
Ohio State, Air Quality Development Authority, Pollution Control Firstenergy Project, Ser B, RB
3.625%, 12/01/33(D)	1,000	1,030
Ohio State, Air Quality Development Authority, Pollution Control Firstenergy Project, Ser S, RB
3.625%, 10/01/33(D)	1,000	1,029
Ohio State, Air Quality Development Authority, Ser E, RB
5.625%, 10/01/19	3,350	3,750
Ohio State, Water Development Authority, Pollution Control Firstenergy Project, Ser S, RB
3.625%, 10/01/33(D)	1,500	1,543
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,536

Description	Face Amount (000)	Value (000)

Toledo-Lucas County Port Authority
Callable 08/03/15 @ 101
5.375%, 12/01/35	$2,005	$2,018

Total Ohio		22,029

Pennsylvania [3.0%]
Beaver County, Industrial Development Authority, Ser B, RB
3.500%, 12/01/20135(D)	5,000	5,120
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
6.125%, 08/15/40	4,000	4,095
Pennsylvania Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,662
Pennsylvania Turnpike Commission, Sub-Ser E
Callable 12/01/27 @ 100
0.000%, 12/01/38(B)	2,000	2,161
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36	165	181
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,142
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Callable 07/01/24 @ 100
6.500%, 07/01/28	3,000	3,241

Total Pennsylvania		19,602

Rhode Island [0.8%]
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/35	2,500	2,587
CITY NATIONAL ROCHDALE FUNDS | 7

Schedule of Investments
June 30, 2015  (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Tobacco Settlement Financing, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/40	$2,250	$2,283

Total Rhode Island		4,870

South Carolina [0.9%]
South Carolina State, Public Service Authority, Ser E, RB
Callable 12/01/23 @ 100
5.500%, 12/01/53	5,000	5,530

Tennessee [0.3%]
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	2,000	2,252

Texas [9.2%]
Arlington, Higher Education Finance Corp., Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	414
Arlington, Higher Education Finance Corp., Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,409
Bexar County, Health Facilities Development Corp., Army Retirement Residence Project, RB
Callable 07/01/20 @ 100
6.200%, 07/01/45	3,250	3,530
Celina, SAB
5.375%, 09/01/28	400	387
Celina, SAB
5.500%, 09/01/32	250	240
Celina, SAB
5.875%, 09/01/40	600	573
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	1,069
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	1,000	1,052
Grand Parkway Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	2,000	2,152
Hackberry, Public Improvement District #3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/28	500	505

Description	Face Amount (000)	Value (000)

Hackberry, Public Improvement District #3, SAB
Callable 09/01/19 @ 103
7.000%, 09/01/33	$475	$479
Hackberry, Public Improvement District #3, SAB
Callable 09/01/19 @ 103
6.625%, 09/01/37	450	454
Hackberry, Public Improvement District #3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/44	525	530
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	3,000	3,144
Houston, Higher Education Finance, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/41(C)	5,300	6,823
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.750%, 09/01/38	500	490
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.875%, 09/01/44	500	489
Lubbock, Health Facilities Development, First Mortgage - Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26	430	439
Lubbock, Health Facilities Development, First Mortgage - Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.625%, 07/01/36	255	260
Mclendon-Chisholm Texas
Callable 09/15/20 @ 103
5.125%, 09/15/28	500	488
Mclendon-Chisholm Texas
Callable 09/15/20 @ 103
5.375%, 09/15/35	400	387
Mclendon-Chisholm Texas
Callable 09/15/20 @ 103
5.500%, 09/15/40	375	362
North Texas, Thruway Authority, Convertible Capital Appreciation Project, Ser C, RB
Callable 09/01/31 @ 100
0.000%, 09/01/43(B)	5,000	4,333
Red River, Health Facilities Development, MRC Crossings Project, Ser B, RB
Callable 08/03/15 @ 100
5.000%, 11/15/19	1,075	1,077
CITY NATIONAL ROCHDALE FUNDS | 8

Schedule of Investments
June 30, 2015  (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Sanger, Industrial Development Authority, Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38	$5,000	$5,621
Tarrant County, Cultural Education Facilities Finance Corp., Buckingham Senior Living Community Project, RB
Callable 11/15/17 @ 100
5.750%, 11/15/37	6,000	6,112
Tarrant County, Cultural Education Facilities Finance Corp., Trinity Basin Preparatory Project, Ser A, RB
Pre-Refunded @ 100
7.300%, 06/01/29(C)	600	729
Texas State, Municipal Gas Acquisition & Supply I, Ser D, RB
6.250%, 12/15/26	3,575	4,253
Texas State, Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Project, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	3,500	4,170
Texas State, Private Activity Bond Surface Transportation Corp., NTE Mobility Project, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39	5,350	6,295

Total Texas		59,266

Virginia [2.6%]
Cherry Hill Community Development Authority
Callable 03/01/25 @ 100
5.150%, 03/01/35(A)	1,000	1,000
Cherry Hill Community Development Authority
Callable 03/01/25 @ 100
5.400%, 03/01/45(A)	2,000	2,000
James City County, Economic Development Authority, United Methodist Home Project, Ser A, RB
Callable 06/01/23 @ 100
6.000%, 06/01/43	4,690	4,367
Lower Magnolia Green Community Development Authority
Callable 03/01/25 @ 100
5.000%, 03/01/45(A)	4,135	3,974

Description	Face Amount (000)	Value (000)

Virginia College Building Authority, Marymount University Project, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/35	$1,200	$1,261
Virginia College Building Authority, Marymount University Project, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45	3,110	3,189
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	1,000	1,140

Total Virginia		16,931

Washington [0.6%]
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 07/22/15 @ 100
5.375%, 01/01/20(A)	2,000	2,001
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(A)	2,000	2,153

Total Washington		4,154

Wisconsin [5.1%]
Public Finance Authority, Airport Facilities, Senior Trips Obligation Group Project, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,050
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,045
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,606
Public Finance Authority
Callable 04/01/25 @ 100
5.875%, 04/01/45	3,000	2,896
Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/30(A)	800	806
Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(A)	1,580	1,544
CITY NATIONAL ROCHDALE FUNDS | 9

Schedule of Investments
June 30, 2015  (unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	$5,400	$5,388
Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(A)	3,000	2,918
Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(A)	4,280	4,063
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,501
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	6,000	6,024

Total Wisconsin		32,841

Puerto Rico [4.0%]
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/24	2,590	1,794
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42	840	523
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/38	4,000	2,640
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/44	3,000	1,965
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/20 @ 100
8.000%, 07/01/35	10,000	6,750
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/23 @ 100
7.000%, 07/01/33	1,440	778
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/23 @ 100
7.000%, 07/01/40	1,000	540
Description	Face Amount (000)/Shares	Value (000)

Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/42	$1,310	$707
Puerto Rico, Electric Power Authority, Ser WW, RB
Callable 07/01/18 @ 100
5.500%, 07/01/38	1,060	572
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 07/01/20 @ 100
5.750%, 07/01/36	940	508
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/20 @ 100
5.375%, 08/01/39	7,000	3,850
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
6.000%, 08/01/42	3,500	1,934
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
6.500%, 08/01/44	1,250	694
Puerto Rico, Sales Tax Financing, Sub-Ser C, RB
5.250%, 08/01/40	3,000	1,860
Puerto Rico, Sales Tax Financing, Sub-Ser C, RB
Callable 08/01/20 @ 100
5.250%, 08/01/41	1,000	550

Total Puerto Rico		25,665

Total Municipal Bonds
(Cost $556,076)		561,699

Short-Term Investments [11.7%]
City National Rochdale Government Money Market Fund, 0.010%** ‡	40,293,076	40,293
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	35,357,151	35,357

Total Short-Term Investments
(Cost $75,650)		75,650

Total Investments [98.7%]
(Cost $631,726)†		$637,349

Percentages are based on Net Assets of $645,706 (000).

†	At June 30, 2015, the tax basis cost of the Fund's investments was $631,726 (000), and the unrealized appreciation and depreciation were $17,890 (000) and $12,267 (000), respectively.
‡	Investment in Affiliate.
**	The rate reported is the 7-day effective yield as of June 30, 2015.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2015, the value of these securities amounted to $60,624 (000), representing 9.4% of the net assets of the Fund.

CITY NATIONAL ROCHDALE FUNDS | 10

Schedule of Investments
June 30, 2015  (unaudited)

City National Rochdale Municipal High Income Fund
(B)	Step Bond — The rate reported is the rate in effect on June 30, 2015. The coupon on a step bond changes on a specific date.
(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(D)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2015.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
AMT — Alternative Minimum Tax (subject to)
Cl — Class
COP — Certificate of Participation
GO — General Obligation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TA — Tax Allocation

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$561,699	$—	$561,699
Short-Term Investments	75,650	—	—	75,650
Total Investments in Securities	$75,650	$561,699	$—	$637,349

For the period ended June 30, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | 11

Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [86.9%]
Advertising Agencies [1.5%]
MDC Partners
6.750%, 04/01/20(A)	$1,450	$1,444

Aerospace & Defense [0.8%]
DAE Aviation Holdings
10.000%, 07/15/23(A)	400	395
LMI Aerospace
7.375%, 07/15/19	350	349

Total Aerospace & Defense		744

Air Transportation [0.9%]
CEVA Group
7.000%, 03/01/21(A)	900	868

Airlines [0.1%]
Continental Airlines, Ser 2009-2, Cl B
9.250%, 05/10/17	87	95

Automotive [0.7%]
Midas Intermediate Holdco II
7.875%, 10/01/22(A)	675	673

Banks [0.3%]
Compass Bank
3.875%, 04/10/25	300	282

Broadcasting & Cable [3.0%]
Cable One
5.750%, 06/15/22(A)	150	152
CCO Holdings
5.125%, 05/01/23(A)	450	438
CSC Holdings
5.250%, 06/01/24	200	192
DISH DBS
5.875%, 07/15/22	600	588
5.875%, 11/15/24	100	96
Sirius XM Radio
5.375%, 04/15/25(A)	650	627
Unitymedia Hessen GmbH & KG
5.000%, 01/15/25(A)	650	645
Unitymedia KabelBW GmbH
6.125%, 01/15/25(A)	200	209

Total Broadcasting & Cable		2,947

Building & Construction [0.8%]
Dycom Investments
7.125%, 01/15/21	300	314
Reliance Intermediate Holdings
6.500%, 04/01/23(A)	500	520

Total Building & Construction		834

Business Services [0.8%]
CEB
5.625%, 06/15/23(A)	100	100
FTI Consulting
6.000%, 11/15/22	700	730

Total Business Services		830

Description	Face Amount (000)	Value (000)

Coal Mining [1.1%]
CONSOL Energy
8.000%, 04/01/23(A)	$700	$665
5.875%, 04/15/22	450	382

Total Coal Mining		1,047

Commercial Serv-Finance [0.5%]
WEX
4.750%, 02/01/23(A)	550	531

Computer Graphics [1.6%]
Epicor Software
9.250%, 05/21/23	1,600	1,552

Computer Software [0.5%]
SS&C Technologies Holdings
5.875%, 07/15/23(A)	500	505

Computer System Design & Services [1.6%]
Brocade Communications Systems
4.625%, 01/15/23	450	439
NCR
6.375%, 12/15/23	400	424
5.875%, 12/15/21	650	669

Total Computer System Design & Services		1,532

Consumer Products & Services [3.9%]
Central Garden and Pet
8.250%, 03/01/18	1,955	2,002
Spectrum Brands
5.750%, 07/15/25(A)	350	355
WMG Acquisition
6.750%, 04/15/22(A)	450	428
6.000%, 01/15/21(A)	993	1,013

Total Consumer Products & Services		3,798

Containers & Packaging [1.0%]
Novelis
8.750%, 12/15/20	400	423
Reynolds Group Issuer
7.875%, 08/15/19	500	521

Total Containers & Packaging		944

Data Processing/Mgmt [0.8%]
Audatex North America
6.000%, 06/15/21(A)	300	308
First Data
8.750%, 01/15/22(A) (B)	460	489

Total Data Processing/Mgmt		797

Distribution/Wholesale [0.3%]
VWR Funding
4.625%, 04/15/22(A)	300	322

Diversified Operations [0.9%]
Actuant
5.625%, 06/15/22	300	305
CITY NATIONAL ROCHDALE FUNDS | 1

Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Amsted Industries
5.375%, 09/15/24(A)	$250	$248
5.000%, 03/15/22(A)	350	350

Total Diversified Operations		903

Drugs [1.3%]
Valeant Pharmaceuticals International
5.500%, 03/01/23(A)	250	253
5.375%, 03/15/20(A)	1,000	1,032

Total Drugs		1,285

E-Commerce/Services [0.6%]
IAC
4.750%, 12/15/22	600	588

Electric Utilities [1.2%]
AES
7.375%, 07/01/21	750	823
3.283%, 09/01/15(C)	350	350

Total Electric Utilities		1,173

Energy & Power [1.7%]
ContourGlobal Power Holdings
7.125%, 06/01/19(A)	1,250	1,309
TerraForm Power Operating
5.875%, 02/01/23(A)	350	355

Total Energy & Power		1,664

Engines-Internal Combust [0.9%]
Briggs & Stratton
6.875%, 12/15/20	800	868

Enterprise Software/Serv [2.0%]
Information US
6.500%, 05/15/22(A)	1,000	1,017
Open Text
5.625%, 01/15/23(A)	1,000	990

Total Enterprise Software/Serv		2,007

Entertainment & Gaming [1.3%]
Buffalo Thunder Development Authority
11.000%, 12/09/22(A)(E)	35	27
0.000%, 11/15/29(A)(E)	16	—
Mashantucket Western Pequot Tribe
6.500%, 07/01/36(E)	82	1
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	200	202
Wynn Las Vegas
5.500%, 03/01/25(A)	1,100	1,048

Total Entertainment & Gaming		1,278

Financial Services [4.9%]
Credit Acceptance
6.125%, 02/15/21	800	802
Icahn Enterprises
5.875%, 02/01/22	1,150	1,172

Description	Face Amount (000)	Value (000)

Jefferies Finance
7.500%, 04/15/21(A)	$1,000	$998
7.375%, 04/01/20(A)	495	486
Jefferies LoanCore
6.875%, 06/01/20(A)	450	436
NewStar Financial
7.250%, 05/01/20(A)	300	308
Oxford Finance
7.250%, 01/15/18(A)	450	464
Quicken Loans
5.750%, 05/01/25(A)	150	144

Total Financial Services		4,810

Food, Beverage & Tobacco [2.8%]
Bumble Bee Holdings
9.000%, 12/15/17(A)	923	968
Darling Ingredients
5.375%, 01/15/22	300	300
Le-Nature's
9.000%, 06/15/13(A)(D)(E)	150	—
Vector Group
7.750%, 02/15/21	1,350	1,445

Total Food, Beverage & Tobacco		2,713

Food-Wholesale/Distrib [1.5%]
American Seafoods Group
10.750%, 05/15/16(A)(E)	350	345
KeHE Distributors
7.625%, 08/15/21(A)	1,100	1,155

Total Food-Wholesale/Distrib		1,500

Gas-Distribution [1.0%]
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23(A)	950	981

Gold Mining [0.8%]
Eldorado
6.125%, 12/15/20(A)	800	792

Health Care Services [0.3%]
DaVita HealthCare Partners
5.000%, 05/01/25	300	289

Hotels and Motels [0.2%]
Interval Acquisition
5.625%, 04/15/23(A)	200	202

Industrial [1.0%]
Unifrax I
7.500%, 02/15/19(A)	1,025	1,030

Industrials [0.2%]
Penske Truck Leasing
3.375%, 02/01/22(A)	250	244

Insurance [2.7%]
American Equity Investment Life Holding
6.625%, 07/15/21	1,050	1,110
CITY NATIONAL ROCHDALE FUNDS | 2

Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Fidelity & Guaranty Life Holdings
6.375%, 04/01/21(A)	$425	$442
Ironshore Holdings US
8.500%, 05/15/20(A)	950	1,117

Total Insurance		2,669

Internet Connectiv Svcs [0.8%]
Cogent Communications Group
5.375%, 03/01/22(A)	300	296
Zayo Group
6.375%, 05/15/25(A)	550	534

Total Internet Connectiv Svcs		830

Internet Security [0.2%]
VeriSign
5.250%, 04/01/25(A)	150	150

Investment Banker/Broker Dealer [0.4%]
National Financial Partners
9.000%, 07/15/21(A)	350	346

Investment Banks [1.2%]
Citigroup
6.300%, 12/29/49(C)	400	390
Royal Bank of Scotland Group
1.213%, 09/30/15(C)	800	801

Total Investment Banks		1,191

Machinery [0.7%]
CNH Industrial Capital
3.875%, 07/16/18(A)	250	250
Tempel Steel
12.000%, 08/15/16(A)	500	474

Total Machinery		724

Medical Products & Services [1.6%]
Concordia Healthcare
7.000%, 04/15/23(A)	150	150
Halyard Health
6.250%, 10/15/22(A)	400	419
Tenet Healthcare
3.786%, 09/15/15(A) (C)	1,000	1,009

Total Medical Products & Services		1,578

Metals & Mining [0.2%]
Kaiser Aluminum
8.250%, 06/01/20	170	184

Miscellaneous Business Services [2.0%]
ADT
6.250%, 10/15/21	400	420
3.500%, 07/15/22	200	181
Sitel
11.000%, 08/01/17(A)	1,375	1,396

Total Miscellaneous Business Services		1,997

Oil-Field Services [1.1%]
Exterran Holdings
7.250%, 12/01/18	550	568

Description	Face Amount (000)	Value (000)

FTS International
7.783%, 09/01/15(A) (C)	$550	$547

Total Oil-Field Services		1,115

Oil-US Royalty Trusts [0.2%]
IronGate Energy Services
11.000%, 07/01/18(A)(E)	275	194

Paper & Related Products [2.0%]
Argos Merger Sub
7.125%, 03/15/23(A)	300	314
Cascades
5.750%, 07/15/23(A)	200	193
Opal Acquisition
8.875%, 12/15/21(A)	1,500	1,463

Total Paper & Related Products		1,970

Petrochemicals [1.0%]
TPC Group
8.750%, 12/15/20(A)	1,045	967

Petroleum & Fuel Products [11.4%]
Antero Resources
5.625%, 06/01/23(A)	350	338
5.125%, 12/01/22	350	331
Atlas Energy Holdings Operating
9.250%, 08/15/21	725	544
7.750%, 01/15/21	975	712
BreitBurn Energy Partners
7.875%, 04/15/22	1,100	913
Comstock Resources
10.000%, 03/15/20(A)	750	677
Crestwood Midstream Partners
6.125%, 03/01/22	550	561
EP Energy
9.375%, 05/01/20	300	321
6.375%, 06/15/23(A)	600	601
FTS International
6.250%, 05/01/22	450	331
Legacy Reserves
8.000%, 12/01/20	760	661
6.625%, 12/01/21	750	607
Milagro Oil & Gas
10.500%, 05/15/16(D)(E)	400	80
Precision Drilling
6.625%, 11/15/20	475	465
QEP Resources
5.250%, 05/01/23	300	287
Sabine Pass Liquefaction
5.750%, 05/15/24	1,000	996
5.625%, 04/15/23	200	199
5.625%, 03/01/25(A)	300	297
SandRidge Energy
8.750%, 06/01/20(A)	400	363
8.125%, 10/15/22	850	363
Ultra Petroleum
5.750%, 12/15/18(A)	700	672
CITY NATIONAL ROCHDALE FUNDS | 3

Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Unit
6.625%, 05/15/21	$850	$825

Total Petroleum & Fuel Products		11,144

Publishing-Books [1.3%]
McGraw-Hill Global Education Holdings
9.750%, 04/01/21	1,150	1,265

Real Estate [0.9%]
Kennedy-Wilson
5.875%, 04/01/24	850	846

Real Estate Investment Trusts [0.9%]
DuPont Fabros Technology
5.625%, 06/15/23	350	345
Hospitality Properties Trust
4.500%, 03/15/25	550	541

Total Real Estate Investment Trusts		886

Real Estate Oper/Develop [0.2%]
Greystar Real Estate Partners
8.250%, 12/01/22(A)	200	211

Retail [6.4%]
AmeriGas Finance
7.000%, 05/20/22	1,510	1,601
Brunswick
4.625%, 05/15/21(A)	550	547
Burger King
4.625%, 01/15/22(A)	300	295
Carrols Restaurant Group
8.000%, 05/01/22(A)	200	210
Checkers Drive-In Restaurants
11.000%, 12/01/17(A)	650	703
Ferrellgas
6.750%, 01/15/22	300	301
6.750%, 06/15/23(A)	600	603
6.500%, 05/01/21	50	50
Men's Wearhouse
7.000%, 07/01/22	300	321
Nathan's Famous
10.000%, 03/15/20(A)	250	268
NPC International
10.500%, 01/15/20	100	105
Petco Animal Supplies
9.250%, 12/01/18(A)	300	314
PF Chang's China Bistro
10.250%, 06/30/20(A)	285	295
QVC
4.450%, 02/15/25	450	434
Suburban Propane Partners
5.750%, 03/01/25	250	249

Total Retail		6,296

Security Brokers & Dealers [1.0%]
Citigroup
5.950%, 10/24/15(C)	200	193
Goldman Sachs Group
5.375%, 10/23/15(C)	300	296

Description	Face Amount (000)	Value (000)

JPMorgan Chase
5.300%, 10/21/15(C)	$500	$496

Total Security Brokers & Dealers		985

Semi-Conductors [1.1%]
Micron Technology
5.250%, 08/01/23(A)	1,150	1,102

Telecommunication Equip [1.4%]
Avaya
7.000%, 04/01/19(A)	850	831
CommScope Technologies Finance
6.000%, 06/15/25(A)	500	498

Total Telecommunication Equip		1,329

Telephones & Telecommunications [3.5%]
Altice US Finance I
5.375%, 07/15/23(A)	350	341
CenturyLink
5.625%, 04/01/25(A)	350	316
Level 3 Financing
5.375%, 05/01/25(A)	1,050	1,013
Sirius XM Canada Holdings
5.625%, 04/23/21(A)	600	481
Sprint
7.625%, 02/15/25	350	330
Sprint Communications
9.000%, 11/15/18(A)	400	452
Virgin Media Secured Finance
5.250%, 01/15/26(A)	500	483

Total Telephones & Telecommunications		3,416

Transportation Services [1.1%]
Harbinger Group
7.875%, 07/15/19	554	584
7.750%, 01/15/22	100	98
HRG Group
7.875%, 07/15/19(A)	150	158
Moto Finance
6.375%, 09/01/20(A)	150	241

Total Transportation Services		1,081

Utility [0.5%]
Suburban Propane Partners
5.500%, 06/01/24	450	450

X-Ray Equipment [0.3%]
Hologic
5.250%, 07/15/22(A)	300	306

Total Corporate Bonds
(Cost $87,883)		85,304

Loan Participations [7.6%]
Aerospace [0.2%]
TransDigm Inc., Term Loan E
3.500%, 05/13/22	200	197
CITY NATIONAL ROCHDALE FUNDS | 4

Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Automotive [0.7%]
American Tire Distributors, Cov-Lite, First Lien Term Loan
5.250%, 09/24/21	$693	$699

Communications [0.6%]
Balboa Merger Sub, First Lien Term Loan B
6.500%, 11/25/20	549	548

Computer & Electronics [0.5%]
Flexera Software, Term Loan
4.500%, 04/02/20	459	458

Computer Graphics [0.5%]
Epicor Software
4.750%, 05/12/22	500	498

Computers & Electronics [0.4%]
Advanced Computer
10.500%, 01/31/23	400	388

Food and Drug [0.0%]
Rite Aid Corporation, Unfunded Bridge, First Lien Term Loan
0.000%, 02/10/16(E)(F)(G)	150	—

Home Products Store [0.3%]
At Home Holding
5.000%, 05/19/22	300	299

Information Technology [0.2%]
Avaya Inc., Term Loan B-7
6.250%, 05/29/20	194	187

Manufacturing [0.2%]
Pelican Products, Term Loan
9.250%, 04/09/21	250	247

Metals & Mining [0.3%]
Noranda Aluminum, Term Loan
5.750%, 02/24/19	397	326

Oil & Gas [0.4%]
Cactus Wellhead, First Lien Term Loan
7.000%, 07/31/20	347	292
Frac Tech International, Term Loan B
5.750%, 04/16/21	165	131

Total Oil & Gas		423

Professional & Business Services [0.2%]
Intertrust Group, Second Lien Term Loan
8.000%, 04/15/22	200	199

Restaurants [0.6%]
Jack's Family Restaurants
0.000%, 06/24/22(H)	550	546

Description	Face Amount (000)/Shares	Value (000)

Retail [0.7%]
Hardware Holdings, Term Loan
6.750%, 03/30/20(E)	$397	$386
Neiman Marcus (fka Mariposa), New Term Loan
4.250%, 10/25/20	346	343

Total Retail		729

Software [0.0%]
Informatica
0.000%, 10/13/15(G)	400	—

Specialty Apparel Stores [0.6%]
Boot Barn
0.000%, 06/24/21(H)	550	545

Telecommunications [1.0%]
Sky Bet, Cov-Lite, First Lien Term Loan
6.500%, 02/09/22	650	1,019

Transportation [0.2%]
CEVA Group, First Lien Term Loan
6.500%, 03/19/21	198	185

Total Loan Participations
(Cost $7,548)		7,493

Short-Term Investments [4.3%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%** ‡	2,232,794	2,233
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	2,022,902	2,023

Total Short-Term Investments
(Cost $4,256)		4,256

Preferred Stock [1.1%]
Insurance [1.0%]
Aspen Insurance Holdings, 5.95% (C)	40,000	1,008

Miscellaneous Manufacturing [0.1%]
CEVA Group *	49	35

Total Preferred Stock
(Cost $1,044)		1,043

Common Stock [0.7%]
Electronic Equipment & Instruments [0.0%]
CUI *(E)(F)	0	8

Metals & Mining [0.2%]
Mirabela Nickel *	2,465,571	219

Miscellaneous Manufacturing [0.0%]
CEVA Group *(F)	22	16
CITY NATIONAL ROCHDALE FUNDS | 5

Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Shares/Face Amount (000)/ Number of Warrants	Value (000)

Printing & Publishing [0.5%]
Houghton Mifflin Harcourt *	16,866	$425

Total Common Stock
(Cost $853)		668

Convertible Bond [0.6%]
Metals & Mining [0.6%]
Mirabela Nickel
9.500%, 06/24/19(A)(E)(F)	$568	568

Total Convertible Bond
(Cost $569)		568

Mortgage-Backed Security [0.3%]
SRERS Funding, Ser 2011-RS, Cl A1B1
0.430%, 07/09/15(A) (C)	274	265

Total Mortgage-Backed Security
(Cost $241)		265

Warrant [0.0%]
Alion Science and Technology,
Expires 03/15/17*(E)	380	—

Total Warrant
(Cost $0)		—

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust *(E) (F)	8,500	—

Total Special Stock
(Cost $9)		—

Total Investments [101.5%]
(Cost $102,403)†		$99,597

Percentages are based on Net Assets of $98,140 (000).

†	At June 30, 2015, the tax basis cost of the Fund's investments was $102,403 (000), and the unrealized appreciation and depreciation were $1,079 (000) and $3,885 (000), respectively.
‡	Investment in Affiliate.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2015.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2015, the value of these securities amounted to $49,781 (000), representing 50.7% of the net assets of the Fund.

(B)	Payment in Kind.
(C)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2015.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Security is considered illiquid. The total market value of such securities as of June 30, 2015 was $1,609 (000) and represented 1.6% of net assets of the Fund.
(F)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of June 30, 2015 was $592 (000) and represented 0.60% of net assets of the Fund.

(G)	Unfunded bank loan
(H)	Unsettled Bank loan.

AUD — Australian Dollar
CAD — Canadian Dollar
Cl — Class
EUR — Euro
GBP — British Pound Sterling
Ser — Series
USD — United States Dollar
Amounts designated as “— “are either $0 or have been rounded to $0.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Maturity Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/8/15	AUD	310	USD	242	$3
7/8/15	CAD	600	USD	482	2
7/8/15	EUR	300	USD	338	3
7/8/15	GBP	810	USD	1,241	(32)
					$(24)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

	Currency to Deliver	Currency to Receive	Unrealized Appreciation
Counterparty	(000)	(000)	(000)
US Bank	$(2,327)	$2,303	$(24)

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$85,304	$—	$85,304
Loan Participations	—	7,493	—	7,493
Short-Term Investments	4,256	—	—	4,256
Preferred Stock	1,008	35	—	1,043
Common Stock	644	—	24	668
Convertible Bond	—	—	568	568
Mortgage-Backed Security	—	265	—	265
Warrant	—	—	—	—
Special Stock	—	—	—	—
Total Investments in Securities	$5,908	$93,097	$592	$99,597

(1)
Of the $592 (000) in Level 3 securities as of June 30, 2015, all are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party vendors or broker quotes.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	—	$7	—	—
Unrealized Depreciation	—	(31)	—	—
Total Other Financial Instruments	$—	$(24)	$—	$—

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.
CITY NATIONAL ROCHDALE FUNDS | 6

Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale High Yield Bond Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2015:

	Investments in Corporate Bonds (000)	Investments in Convertible Bond (000)	Investments in Common Stock (000)
Beginning balance as of October 1, 2014	$5	$542	$13
Accrued discounts/ premiums	—	34	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/ (depreciation)	—	(34)	(5)
Purchases	—	26	—
Sales/paydowns	(5)	—	—
Transfers into Level 3	—	—	16
Transfers out of Level 3	—	—	—
Ending balance as of June 30, 2015	$—	$568	$24
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$(34)	$(5)

Total (000)
Beginning balance as of October 1, 2014	$560
Accrued discounts/ premiums	34
Realized gain/(loss)	—
Change in unrealized appreciation/ (depreciation)	(39)
Purchases	26
Sales/paydowns	(5)
Transfers into Level 3	16
Transfers out of Level 3	—
Ending balance as of June 30, 2015	$592
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(39)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments that are not valued via one or more broker quotes as of June 30, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended June 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. The transfers between fair values hierarchy levels were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | 7

Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [72.0%]
Consumer Discretionary [4.8%]
AutoZone
3.700%, 04/15/22	$250	$256
2.500%, 04/15/21	1,000	980
Best Buy
3.750%, 03/15/16	300	304
CBS
3.375%, 03/01/22	175	173
Comcast
3.125%, 07/15/22	200	199
Expedia
5.950%, 08/15/20	250	279
Gap
5.950%, 04/12/21	495	559
Harley-Davidson Financial Services, MTN
1.550%, 11/17/17(A)	3,725	3,729
Home Depot
2.625%, 06/01/22	1,000	984
Hyundai Capital America
2.600%, 03/19/20(A)	1,000	1,000
Johnson Controls
5.500%, 01/15/16	100	103
Newell Rubbermaid
2.875%, 12/01/19	2,000	2,021
Scripps Networks Interactive
2.700%, 12/15/16	1,000	1,020
Time Warner Cable
4.125%, 02/15/21	165	170
Toys R Us Property II
8.500%, 12/01/17	1	1
Tupperware Brands
4.750%, 06/01/21	500	527
Viacom
6.250%, 04/30/16	125	130
Yum! Brands
6.250%, 03/15/18	30	33

Total Consumer Discretionary		12,468

Consumer Staples [2.6%]
Avon Products
6.500%, 03/01/19	250	241
Bunge Finance
8.500%, 06/15/19	105	127
5.900%, 04/01/17	100	107
5.100%, 07/15/15	500	500
Campbell Soup
8.875%, 05/01/21	350	452
ConAgra Foods
4.950%, 08/15/20	410	445
1.900%, 01/25/18	200	197
Dr Pepper Snapple Group
2.900%, 01/15/16	2,200	2,225
HJ Heinz
3.500%, 07/15/22(A)	500	501
JM Smucker
3.000%, 03/15/22(A)	500	491
Lorillard Tobacco
8.125%, 06/23/19	500	592

Description	Face Amount (000)	Value (000)

Reynolds American
6.750%, 06/15/17	$100	$109
WM Wrigley Jr
4.650%, 07/15/15	750	751

Total Consumer Staples		6,738

Energy [4.0%]
Boardwalk Pipelines
5.875%, 11/15/16	146	151
5.750%, 09/15/19	175	185
5.500%, 02/01/17	221	229
5.200%, 06/01/18	84	88
BP Capital Markets
3.200%, 03/11/16	100	102
3.125%, 10/01/15	145	146
Buckeye Partners
6.050%, 01/15/18	155	167
ConocoPhillips
5.750%, 02/01/19	290	328
DCP Midstream
9.750%, 03/15/19(A)	114	132
DCP Midstream Operating
3.250%, 10/01/15	120	120
Duke Capital
6.750%, 07/15/18	745	833
Ecopetrol
7.625%, 07/23/19	250	290
Enbridge Energy Partners
5.875%, 12/15/16	191	202
Energy Transfer Partners
9.700%, 03/15/19	330	407
9.000%, 04/15/19	189	227
6.125%, 02/15/17	426	456
3.600%, 02/01/23	200	189
Enterprise Products Operating
6.500%, 01/31/19	140	160
EOG Resources
5.625%, 06/01/19	290	328
FMC Technologies
3.450%, 10/01/22	200	193
Freeport-McMoran Oil & Gas
6.125%, 06/15/19	1,309	1,383
Husky Energy
3.950%, 04/15/22	150	150
Kinder Morgan Energy Partners
5.950%, 02/15/18	75	82
5.300%, 09/15/20	125	136
Marathon Oil
6.000%, 10/01/17	150	164
National Oilwell Varco
6.125%, 08/15/15	100	100
ONEOK Partners
2.000%, 10/01/17	155	155
Panhandle Eastern Pipe Line
7.000%, 06/15/18	396	447
Petrofac
3.400%, 10/10/18(A)	125	123
Plains All American Pipeline
5.875%, 08/15/16	205	215
CITY NATIONAL ROCHDALE FUNDS | 1

Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

PPL Energy Supply
6.200%, 05/15/16	$105	$108
Puget Energy
6.000%, 09/01/21	500	573
Rowan
4.875%, 06/01/22	200	199
Sabine Pass LNG
7.500%, 11/30/16	100	105
Spectra Energy Capital
6.200%, 04/15/18	135	147
Total Capital International
1.500%, 02/17/17	100	101
Transocean
7.375%, 04/15/18	494	511
6.000%, 03/15/18	500	505
Williams Partners
3.350%, 08/15/22	200	189

Total Energy		10,326

Financials [30.0%]
ACE INA Holdings
5.800%, 03/15/18	300	334
Alleghany
5.625%, 09/15/20	270	302
American Express
0.874%, 05/22/18(B)	3,000	2,991
American Express Credit, MTN
2.800%, 09/19/16	175	179
American International Group
6.400%, 12/15/20	49	58
American Tower
4.000%, 06/01/25	1,800	1,755
Aon
3.500%, 09/30/15	200	201
Associates Corp of North America
6.950%, 11/01/18	150	173
Axis Specialty Finance
5.875%, 06/01/20	250	283
Bank of America
10.200%, 07/15/15	350	351
5.700%, 05/02/17	950	1,014
5.420%, 03/15/17	42	45
Bank of America, MTN
5.650%, 05/01/18	145	159
Bank of Montreal, MTN
1.450%, 04/09/18	340	338
Barclays Bank
5.125%, 01/08/20	100	111
BB&T, MTN
1.600%, 08/15/17	355	356
Bear Stearns
7.250%, 02/01/18	275	312
5.550%, 01/22/17	468	496
Capital One Financial
1.500%, 03/22/18	475	469
Citigroup
6.125%, 05/15/18	140	156
4.500%, 01/14/22	2,000	2,154

Description	Face Amount (000)	Value (000)

CNA Financial
6.950%, 01/15/18	$1,076	$1,200
Commonwealth Bank of Australia, MTN
5.000%, 10/15/19(A)	150	167
Countrywide Financial, MTN
6.000%, 08/26/20(C)	313	311
Credit Suisse NY, MTN
5.300%, 08/13/19	150	167
Daimler Finance North America
1.875%, 01/11/18(A)	4,200	4,209
Discover Bank
3.100%, 06/04/20	1,000	999
Dresdner Bank NY
7.250%, 09/15/15	1,150	1,162
ERAC USA Finance
3.300%, 10/15/22(A)	250	245
Ford Motor Credit
4.250%, 02/03/17	2,000	2,079
1.700%, 05/09/16	1,000	1,001
Goldman Sachs Group
6.250%, 09/01/17	550	602
6.150%, 04/01/18	150	167
5.625%, 01/15/17	700	741
5.350%, 01/15/16	250	256
Goldman Sachs Group, MTN
6.000%, 06/15/20	500	572
HCP
4.000%, 06/01/25	2,770	2,712
HSBC Finance
6.676%, 01/15/21	83	96
ING Bank
3.750%, 03/07/17(A)	200	208
Janus Capital Group
6.700%, 06/15/17	600	653
Jefferies Group
8.500%, 07/15/19	1,000	1,187
5.500%, 03/15/16	1,000	1,023
JPMorgan Chase
4.950%, 03/25/20	100	110
4.250%, 10/15/20	150	161
3.125%, 01/23/25	4,700	4,487
JPMorgan Chase, MTN
5.300%, 05/15/18	150	150
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(D)	400	44
Macquarie Bank, MTN
2.600%, 06/24/19(A)	4,200	4,223
Marsh & McLennan, MTN
2.550%, 10/15/18	100	102
MetLife
6.817%, 08/15/18	3,500	4,028
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	132
Moody's
5.500%, 09/01/20	800	898
Morgan Stanley, MTN
5.625%, 09/23/19	2,000	2,241
CITY NATIONAL ROCHDALE FUNDS | 2

Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

MUFG Americas Holdings
2.250%, 02/10/20	$2,000	$1,976
NASDAQ OMX Group
5.550%, 01/15/20	1,249	1,382
National Bank of Canada, MTN
1.450%, 11/07/17	750	749
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	159
6.550%, 11/01/18	300	345
Navient, MTN
5.000%, 06/15/18	2	2
Penske Truck Leasing
3.750%, 05/11/17(A)	3,000	3,104
Principal Financial Group
8.875%, 05/15/19	130	160
3.300%, 09/15/22	200	198
Protective Life
6.400%, 01/15/18	250	276
Prudential Financial, MTN
5.375%, 06/21/20	145	164
Royal Bank of Canada, MTN
0.741%, 09/09/16(B)	125	126
Silicon Valley Bank
6.050%, 06/01/17	355	379
Simon Property Group
10.350%, 04/01/19	3,500	4,446
SunTrust Banks
6.000%, 09/11/17	254	277
Svenska Handelsbanken, MTN
5.125%, 03/30/20(A)	5,800	6,551
TD Ameritrade Holding
5.600%, 12/01/19	290	330
Toronto-Dominion Bank, MTN
0.839%, 11/05/19(B)	3,100	3,118
Toyota Motor Credit, MTN
2.000%, 09/15/16	100	102
UBS, MTN
7.375%, 06/15/17	388	429
US Bank
2.125%, 10/28/19	4,500	4,505
Volkswagen International Finance
2.375%, 03/22/17(A)	125	127
Wells Fargo Bank
5.750%, 05/16/16	100	104
Wilmington Trust
8.500%, 04/02/18	315	365

Total Financials		77,944

Health Care [1.3%]
Actavis
3.250%, 10/01/22	500	485
Laboratory Corp of America Holdings
3.200%, 02/01/22	2,500	2,465

Description	Face Amount (000)	Value (000)

UnitedHealth Group
4.700%, 02/15/21	$200	$220
1.625%, 03/15/19	250	247

Total Health Care		3,417

Industrials [3.9%]
Carlisle
3.750%, 11/15/22	250	249
CNH America
7.250%, 01/15/16	388	396
Eaton
8.875%, 06/15/19	125	152
Embraer Overseas
5.696%, 09/16/23(A)	520	547
GATX
6.000%, 02/15/18	170	186
General Electric Capital, MTN
6.000%, 08/07/19	410	469
5.625%, 09/15/17	300	327
5.300%, 02/11/21	3,500	3,935
4.375%, 09/16/20	150	163
IDEX
4.200%, 12/15/21	250	261
Joy Global
6.000%, 11/15/16	500	530
Lennox International
4.900%, 05/15/17	250	260
NuStar Logistics
8.150%, 04/15/18	250	278
4.800%, 09/01/20	200	202
Owens Corning
6.500%, 12/01/16	36	38
Penske Truck Leasing
4.875%, 07/11/22(A)	200	212
4.250%, 01/17/23(A)	300	304
3.375%, 03/15/18(A)	250	258
2.500%, 03/15/16(A)	500	503
Republic Services
3.550%, 06/01/22	250	253
Roper Industries
3.125%, 11/15/22	200	194
1.850%, 11/15/17	250	251
Xylem
3.550%, 09/20/16	200	205

Total Industrials		10,173

Information Technology [9.0%]
Apple
0.529%, 02/07/20(B)	7,238	7,254
Arrow Electronics
6.875%, 06/01/18	400	444
Avnet
6.625%, 09/15/16	128	135
Fiserv
3.500%, 10/01/22	250	249
2.700%, 06/01/20	2,000	1,996
KLA-Tencor
4.650%, 11/01/24	2,500	2,499
Lexmark International
5.125%, 03/15/20	2,250	2,406
CITY NATIONAL ROCHDALE FUNDS | 3

Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Nokia
5.375%, 05/15/19	$950	$1,005
Oracle
2.500%, 05/15/22	5,000	4,855
Texas Instruments
1.650%, 08/03/19	295	291
Western Union
5.253%, 04/01/20	2,000	2,181

Total Information Technology		23,315

Materials [6.4%]
Airgas
2.900%, 11/15/22	250	244
AngloGold Ashanti Holdings
5.375%, 04/15/20	1,317	1,330
ArcelorMittal
10.600%, 06/01/19	200	239
6.125%, 06/01/18	800	852
Avery Dennison
5.375%, 04/15/20	405	444
Cabot
5.000%, 10/01/16	300	314
Glencore Canada
6.000%, 10/15/15	1,192	1,208
5.500%, 06/15/17	1,010	1,070
Glencore Funding
1.700%, 05/27/16(A)	1,500	1,502
1.635%, 01/15/19(A) (B)	2,000	1,998
Kinross
5.125%, 09/01/21	303	302
Rio Tinto Finance USA
6.500%, 07/15/18	100	113
3.750%, 06/15/25	5,780	5,699
Southern Copper
6.375%, 07/27/15	380	381
Vale Overseas
5.625%, 09/15/19	505	546
Worthington Industries
6.500%, 04/15/20	250	283

Total Materials		16,525

REITs [2.6%]
BioMed Realty
3.850%, 04/15/16	500	510
Boston Properties
5.875%, 10/15/19	140	159
Common Wealth REIT
5.875%, 09/15/20	105	115
DDR
4.625%, 07/15/22	250	263
Equity One
3.750%, 11/15/22	250	247
Health Care REIT
4.950%, 01/15/21	155	169
Highwoods Realty
3.625%, 01/15/23	200	197
HRPT Properties Trust
6.650%, 01/15/18	300	324
Liberty Property, MTN
7.500%, 01/15/18	177	198

Description	Face Amount (000)	Value (000)

National Retail Properties
6.875%, 10/15/17	$300	$333
3.800%, 10/15/22	350	354
Prologis
6.875%, 03/15/20	101	113
3.350%, 02/01/21	2,200	2,247
Realty Income
5.950%, 09/15/16	129	136
3.250%, 10/15/22	200	194
Senior Housing Properties Trust
6.750%, 12/15/21	500	569
4.300%, 01/15/16	500	504
Washington Real Estate Investment Trust
3.950%, 10/15/22	250	246

Total REITs		6,878

Shipping & Transportation [0.1%]
Federal Express 1998 Pass-Through Trust
7.020%, 01/15/16	197	201

Telecommunication Services [4.4%]
America Movil
3.125%, 07/16/22	4,000	3,947
AT&T
5.600%, 05/15/18	310	341
CenturyLink
6.450%, 06/15/21	355	358
5.800%, 03/15/22	250	239
COX Communications
7.250%, 11/15/15	231	236
COX Communications, MTN
6.850%, 01/15/18	224	247
Deutsche Telekom International Finance BV
6.000%, 07/08/19	50	57
Qwest
6.500%, 06/01/17	100	108
Telefonica Emisiones SAU
6.421%, 06/20/16	275	287
6.221%, 07/03/17	286	311
5.462%, 02/16/21	115	127
5.134%, 04/27/20	300	328
3.992%, 02/16/16	500	509
Verizon Communications
4.600%, 04/01/21	4,100	4,406

Total Telecommunication Services		11,501

Utilities [2.9%]
AmeriGas Partners
6.500%, 05/20/21	477	496
Arizona Public Service
6.250%, 08/01/16	44	47
British Transco Finance
6.625%, 06/01/18	128	146
Cleveland Electric Illuminating
7.880%, 11/01/17	10	11
5.700%, 04/01/17	6	6
CITY NATIONAL ROCHDALE FUNDS | 4

Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Entergy Mississippi
6.640%, 07/01/19	$540	$627
Entergy Texas
7.125%, 02/01/19	190	221
Exelon Generation
6.200%, 10/01/17	2,125	2,323
Jersey Central Power & Light
5.625%, 05/01/16	265	274
KeySpan
8.000%, 11/15/30	50	68
Korea Electric Power
6.750%, 08/01/27	75	94
National Fuel Gas
4.900%, 12/01/21	500	517
Nisource Capital Markets, MTN
7.860%, 03/27/17	163	177
Northern Indiana Public Service, MTN
7.590%, 06/12/17	440	480
ONEOK
4.250%, 02/01/22	294	284
Pennsylvania Electric
6.625%, 04/01/19	15	17
PPL Energy Supply
5.700%, 10/15/15	75	75
Puget Energy
5.625%, 07/15/22	250	281
Puget Sound Energy, MTN
6.740%, 06/15/18	57	65
Southwestern Electric Power
5.875%, 03/01/18	581	641
3.550%, 02/15/22	500	516
Southwestern Public Service
8.750%, 12/01/18	250	306
Xcel Energy
5.613%, 04/01/17	10	11

Total Utilities		7,683

Total Corporate Bonds
(Cost $185,141)		187,169

U.S. Government Agency Obligations [6.2%]
FHLMC
1.750%, 05/30/19	3,000	3,032
1.000%, 09/29/17	660	662
FNMA
5.000%, 03/15/16	4,700	4,856
1.875%, 09/18/18	150	153
1.625%, 11/27/18	6,000	6,073
1.375%, 11/15/16	460	465
1.125%, 04/27/17	470	474
0.875%, 05/21/18	350	348

Total U.S. Government Agency Obligations
(Cost $15,918)		16,063

Description	Face Amount (000)/Shares	Value (000)

U.S. Treasury Obligations [5.0%]
U.S. Treasury Note
2.750%, 02/15/19	$845	$890
2.625%, 11/15/20	425	444
2.250%, 11/15/24	4,500	4,472
2.000%, 02/15/25	2,300	2,235
1.750%, 10/31/18	610	622
1.250%, 04/30/19	2,375	2,370
0.875%, 07/31/19	815	798
U.S. Treasury Notes
2.375%, 07/31/17	1,010	1,045

Total U.S. Treasury Obligations
(Cost $13,031)		12,876

Municipal Bonds [3.7%]
California [0.6%]
State of California Department of Water Resources Power Supply Revenue, Ser L
Callable 05/01/20 @ 100
5.000%, 05/01/21	1,315	1,525

Florida [1.5%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	3,870	3,892

Illinois [1.6%]
Illinois Municipal Electric Agency, Ser A, NATL
Pre-Refunded @ 100
5.125%, 02/01/29(E)	3,865	4,134

Total Municipal Bonds
(Cost $9,515)		9,551

Preferred Stock [3.0%]
Financials [1.0%]
BB&T, 5.625%	10,000	241
Citigroup, 5.80%	10,000	249
Goldman Sachs Group, 5.950%	25,000	623
HSBC Holdings, 8.00%	30,000	777
JPMorgan Chase, 5.500%	20,000	473
Prudential Financial, 5.750%	10,000	247

Total Financials		2,610

Industrials [0.3%]
Pitney Bowes, 6.700%	10,000	255
Stanley Black & Decker, 5.750%	20,000	496

Total Industrials		751

REITs [1.2%]
Digital Realty Trust, 6.625%	10,000	254
Kimco Realty, 5.500%	10,000	241
National Retail Properties, 6.625%	20,000	514
Realty Income, 6.625%	20,000	516
Senior Housing Properties Trust, 5.625%	52,500	1,211
Vornado Realty Trust, 5.700%	20,000	475

Total REITs		3,211
CITY NATIONAL ROCHDALE FUNDS | 5

Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Shares/Face Amount (000)	Value (000)

Telecommunication Services [0.3%]
Telephone & Data Systems, 5.875%	30,000	$697

Utilities [0.2%]
SCE Trust I, 5.625%	20,000	482

Total Preferred Stock
(Cost $7,904)		7,751

Asset-Backed Securities [2.4%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	$97	102
BT SPE (Acquired 07/06/11, Acquisition Cost $1,102,589)
9.250%, 06/06/16 (F)(G)	731	649
Carmax Auto Owner Trust, Ser 2014-2, Cl A3
0.980%, 01/15/19	5,350	5,355
Cityscape Home Equity Loan Trust Series, Ser 1997-C, Cl A4
7.000%, 07/25/28(D)(G)	5	—
Conseco Financial, Ser 1997-7, Cl A6
6.760%, 07/15/28	19	19
Contimortgage Home Equity Loan Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	—	—
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	17	17

Total Asset-Backed Securities
(Cost $6,217)		6,142

U.S. Government Mortgage-Backed Obligations [2.1%]
FHLMC, Pool 1B2677
2.416%, 01/01/35(B)	6	6
FHLMC, Pool 1B2683
2.431%, 01/01/35(B)	4	5
FHLMC, Pool 1B2692
2.361%, 12/01/34(B)	12	12
FHLMC, Pool A93505
4.500%, 08/01/40	43	46
FHLMC, Pool A93996
4.500%, 09/01/40	63	68
FHLMC, Pool C03490
4.500%, 08/01/40	328	355
FHLMC, Pool C09015
3.000%, 10/01/42	225	225
FHLMC, Pool C20300
6.500%, 01/01/29	4	4
FHLMC, Pool E01280
5.000%, 12/01/17	3	3
FHLMC, Pool G02940
5.500%, 05/01/37	11	13
FHLMC, Pool G04222
5.500%, 04/01/38	19	21

Description	Face Amount (000)	Value (000)

FHLMC, Pool G04913
5.000%, 03/01/38	$72	$79
FHLMC, Pool G08003
6.000%, 07/01/34	19	21
FHLMC, Pool G11431
6.000%, 08/01/18	2	2
FHLMC, Pool G11880
5.000%, 12/01/20	13	14
FHLMC, Pool G18124
6.000%, 06/01/21	10	11
FHLMC, Pool J19197
3.000%, 05/01/27	158	164
FHLMC, Pool Q08998
3.500%, 06/01/42	188	194
FHLMC, Pool Q10378
3.000%, 08/01/42	215	214
FHLMC, Ser 2004-2804, Cl VC, Pool FHR 2804 VC
5.000%, 07/15/21	91	97
FHLMC Multifamily Structured Pass Through Certificates, Ser K003, Cl A4
5.053%, 01/25/19	150	166
FHLMC Multifamily Structured Pass Through Certificates, Ser K704, Cl A2
2.412%, 08/25/18	400	412
FHLMC Multifamily Structured Pass Through Certificates, Ser K705, Cl A2
2.303%, 09/25/18	200	205
FHLMC Multifamily Structured Pass Through Certificates, Ser K708, Cl A2
2.130%, 01/25/19	300	306
FNMA, Pool 252570
6.500%, 07/01/29	5	6
FNMA, Pool 253183
7.500%, 04/01/30	1	1
FNMA, Pool 253398
8.000%, 08/01/30	2	2
FNMA, Pool 254545
5.000%, 12/01/17	8	8
FNMA, Pool 254685
5.000%, 04/01/18	7	8
FNMA, Pool 254949
5.000%, 11/01/33	14	15
FNMA, Pool 255814
5.500%, 08/01/35	25	28
FNMA, Pool 303168
9.500%, 02/01/25	2	3
FNMA, Pool 725424
5.500%, 04/01/34	21	24
FNMA, Pool 735060
6.000%, 11/01/34	14	16
FNMA, Pool 735228
5.500%, 02/01/35	11	13
FNMA, Pool 735230
5.500%, 02/01/35	28	32
CITY NATIONAL ROCHDALE FUNDS | 6

Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)/Shares	Value (000)

FNMA, Pool 745275
5.000%, 02/01/36	$114	$126
FNMA, Pool 745418
5.500%, 04/01/36	129	145
FNMA, Pool 827223
2.090%, 04/01/35(B)	61	64
FNMA, Pool 844809
5.000%, 11/01/35	54	60
FNMA, Pool AD0454
5.000%, 11/01/21	27	29
FNMA, Pool AD8522
4.000%, 08/01/40	45	48
FNMA, Pool AE0828
3.500%, 02/01/41	344	355
FNMA, Pool AH0621
3.500%, 01/01/41	84	87
FNMA, Pool AJ1407
4.000%, 09/01/41	74	78
FNMA, Pool AJ7689
4.000%, 12/01/41	238	253
FNMA, Pool AK0971
3.000%, 02/01/27	150	156
FNMA, Pool AO2970
3.000%, 05/01/42	205	205
FNMA, Pool AO4137
3.500%, 06/01/42	203	209
FNMA, Pool MA1277
2.500%, 12/01/27	140	142
FNMA REMIC Trust, Ser 2004-W6, Cl 1A6
5.500%, 07/25/34	54	55
GNMA, Pool 780315
9.500%, 12/15/17	1	1
GNMA, Pool G2 4696
4.500%, 05/20/40	153	167
GNMA, Pool G2 4747
5.000%, 07/20/40	59	65
GNMA, Pool G2 4923
4.500%, 01/20/41	85	93
GNMA, Pool G2 MA0155
4.000%, 06/20/42	204	218
GNMA, Pool G2 MA0392
3.500%, 09/20/42	227	236

Total U.S. Government Mortgage-Backed Obligations
(Cost $5,419)		5,591

Closed-End Fund [1.9%]
Stone Ridge Reinsurance Risk Premium Interval Fund (H)	490,196	5,000

Total Closed-End Fund
(Cost $5,000)		5,000

Foreign Government Bonds [1.3%]
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22	3,000	3,000
Mexico Government International Bond, MTN
5.125%, 01/15/20	100	110

Description	Face Amount (000)/Shares	Value (000)

Province of Newfoundland and Labrador Canada
7.320%, 10/13/23	$100	$127
Province of Quebec Canada, MTN
7.380%, 04/09/26(C)	100	130

Total Foreign Government Bonds
(Cost $3,355)		3,367

Short-Term Investments [1.0%]
City National Rochdale Government Money Market Fund, 0.010%**‡	1,449,438	1,450
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	1,107,083	1,107

Total Short-Term Investments
(Cost $2,557)		2,557

Commercial Mortgage-Backed Obligations [0.5%]
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR9, Cl A4A
4.871%, 09/11/42	11	11
CD 2005-CD1 Commercial Mortgage Trust, Ser CD1, Cl A4
5.225%, 07/15/44(B)	94	94
Commercial Mortgage Trust, Ser 2005-C6, Cl A5A
5.116%, 06/10/44(B)	28	28
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	128
Credit Suisse First Boston Mortgage Securities, Ser C5, Cl A4
5.100%, 08/15/38(B)	7	7
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	275	273
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl A4
4.895%, 09/12/37	13	13
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	149
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	275	274
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl A2
2.900%, 10/29/20	225	231
NCUA Guaranteed Notes Trust, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	13	13
CITY NATIONAL ROCHDALE FUNDS | 7

Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Wachovia Bank Commercial Mortgage Trust Series, Ser C22, Cl A4
5.267%, 12/15/44(B)	$155	$155

Total Commercial Mortgage-Backed Obligations
(Cost $1,389)		1,376

Certificate of Deposit [0.1%]
Swiss Bank
7.375%, 07/15/15	175	175

Total Certificate of Deposit
(Cost $175)		175

Residential Mortgage-Backed Securities [0.0%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	19	20
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(B)	2	2
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	6	6
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	11	11
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	28	28
WaMu Mortgage Pass-Through Certificates Series Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	31	31

Total Residential Mortgage-Backed Securities
(Cost $98)		98

Total Investments [99.2%]
(Cost $255,719) †		$257,716

Percentages are based on Net Assets of $259,803 (000).

†	At June 30, 2015, the tax basis cost of the Fund's investments was $255,719 (000), and the unrealized appreciation and depreciation were $3,965 (000) and $1,968 (000), respectively.
**	The rate reported is the 7-day effective yield as of June 30, 2015.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2015, the value of these securities amounted to $30,266 (000), representing 11.6% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2015.
(C)	Step Bond — The rate reported is the rate in effect on June 30, 2015. The coupon on a step bond changes on a specific date.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(F)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of June 30, 2015 was $649 (000) and represented 0.2% of net assets of the Fund.

(G)	Security is considered illiquid. The total market value of such security as of June 30, 2015 was $649 (000) and represented 0.2% of net assets of the Fund.
(H)	Security is considered illiquid. The total market value of such security as of June 30, 2015 was $5,000 (000) and represented 1.9% of net assets of the Fund.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
NCUA — National Credit Union Administration
NY — New York
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SPE — Special Purpose Entity
Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$187,169	$—	$187,169
U.S. Government Agency Obligations	—	16,063	—	16,063
U.S. Treasury Obligations	—	12,876	—	12,876
Municipal Bonds	—	9,551	—	9,551
Preferred Stock	5,286	2,465	—	7,751
Asset-Backed Securities	—	5,493	649	6,142
U.S. Government Mortgage-Backed Obligations	—	5,591	—	5,591
Closed-End Fund	5,000	—	—	5,000
Foreign Government Bonds	—	3,367	—	3,367
Short-Term Investments	2,557	—	—	2,557
Commercial Mortgage-Backed Obligations	—	1,376	—	1,376
Certificate of Deposit	—	175	—	175
Residential Mortgage-Backed Securities	—	98	—	98
Total Investments in Securities	$12,843	$244,224	$649	$257,716

CITY NATIONAL ROCHDALE FUNDS | 8

Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2015:

Investments in Asset-Backed Securities
Beginning balance as of October 1, 2014	$807
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(32)
Purchases	—
Sales/paydowns	(126)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of June 30, 2015	$649
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(32)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2015 (000)	Valuation Techniques
BT SPE	$649	FMV Decision based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended June 30, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | 9

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
Description	Face Amount (000)	Value (000)

Corporate Bonds [49.4%]
Advertising Sales [0.2%]
Lamar Media
5.875%, 02/01/22	$525	$544
5.375%, 01/15/24	475	480
5.000%, 05/01/23	450	444
Outfront Media Capital
5.875%, 03/15/25	550	569
5.625%, 02/15/24	275	281
5.625%, 02/15/24(A)	325	332
5.250%, 02/15/22	125	127

Total Advertising Sales		2,777

Aerospace & Defense [0.2%]
Accudyne Industries Borrower
7.750%, 12/15/20(A)	925	856
KLX
5.875%, 12/01/22(A)	600	606
TransDigm
7.500%, 07/15/21	100	107
6.500%, 07/15/24	875	864
6.500%, 05/15/25(A)	275	272
6.000%, 07/15/22	950	938
5.500%, 10/15/20	350	348

Total Aerospace & Defense		3,991

Agricultural [0.1%]
Avangardco Investments Public
10.000%, 10/29/15	1,250	575
Mriya Agro Holding
9.450%, 04/19/18(B)	1,195	163
UKRLANDFARMING
10.875%, 03/26/18	2,760	1,291

Total Agricultural		2,029

Airlines [0.2%]
Avianca Holdings
8.375%, 05/10/20	2,000	2,015
SriLankan Airlines
5.300%, 06/27/19	1,500	1,470

Total Airlines		3,485

Airport Develop/Maint [0.1%]
Aeropuertos Dominicanos Siglo XXI
9.750%, 11/13/19(C)	1,840	1,877

Applications Software [0.1%]
Emdeon
11.000%, 12/31/19	525	570
Nuance Communications
5.375%, 08/15/20(A)	900	904

Total Applications Software		1,474

Auto Rent & Lease [0.2%]
Hertz
6.750%, 04/15/19	575	593
6.250%, 10/15/22	1,025	1,041

Description	Face Amount (000)	Value (000)

United Rentals North America
6.125%, 06/15/23	$575	$587
5.750%, 11/15/24	175	172
5.500%, 07/15/25	975	942
4.625%, 07/15/23	325	319

Total Auto Rent & Lease		3,654

Auto/Trk Prts and Equip-Repl [0.1%]
JB Poindexter
9.000%, 04/01/22(A)	725	776
UCI International
8.625%, 02/15/19	1,275	1,135

Total Auto/Trk Prts and Equip-Repl		1,911

Automotive [0.3%]
Automotores Gildemeister
8.250%, 05/24/21	2,109	992
6.750%, 01/15/23	880	398
General Motors
4.000%, 04/01/25	700	687
General Motors Financial
3.450%, 04/10/22	875	857
Hyva Global BV
8.625%, 03/24/16	1,625	1,566
MPM Global Pte
6.750%, 09/19/19	1,000	945

Total Automotive		5,445

Autoparts [0.7%]
Affinia Group
7.750%, 05/01/21	1,325	1,385
American Axle & Manufacturing
7.750%, 11/15/19	600	678
6.625%, 10/15/22	250	262
6.250%, 03/15/21	275	289
International Automotive Components Group
9.125%, 06/01/18(A)	850	867
Lear
5.250%, 01/15/25	200	196
4.750%, 01/15/23	1,400	1,379
MPG Holdco I
7.375%, 10/15/22	1,100	1,172
Nemak
5.500%, 02/28/23	500	514
Omega US Sub
8.750%, 07/15/23(A)	475	474
Schaeffler Finance BV
4.750%, 05/15/21(A)	625	628
4.750%, 05/15/23(A)	800	780
Schaeffler Finance BV, MTN
4.250%, 05/15/21(A)	375	366
Schaeffler Holding Finance BV
6.875%, 08/15/18(A) (D)	850	880
6.750%, 11/15/22(A) (D)	575	620
Stackpole International Intermediate
7.750%, 10/15/21(A)	950	936
CITY NATIONAL ROCHDALE FUNDS | 1

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Tenneco
5.375%, 12/15/24	$675	$694
ZF North America Capital
4.750%, 04/29/25(A)	525	508

Total Autoparts		12,628

Banks [5.0%]
Access Bank, MTN
9.250%, 06/24/21(E)	3,695	3,510
Agricola Senior Trust
6.750%, 06/18/20	2,000	2,035
Alfa Bank Via Alfa Bond Issuance
7.500%, 09/26/19	1,025	984
Banco BMG
9.950%, 11/05/19	950	969
8.000%, 04/15/18	1,000	1,002
Bank of Ceylon
6.875%, 05/03/17	500	514
Bank of Georgia JSC, MTN
7.750%, 07/05/17	2,200	2,273
CIT Group
5.250%, 03/15/18	875	905
5.000%, 05/15/17	625	645
5.000%, 08/01/23	1,175	1,157
Commercial Bank Privatbank JSC Via Standard Bank
5.799%, 02/09/16(C) (E)	370	166
Credit Bank of Moscow Via CBOM Finance
7.700%, 02/01/18	1,015	991
Development Bank of Mongolia, MTN
5.750%, 03/21/17	940	921
Diamond Bank
8.750%, 05/21/19	940	898
Eastern and Southern African Trade and Development Bank, MTN
6.375%, 12/06/18	3,200	3,302
FBN Finance
8.250%, 08/07/20	2,790	2,588
FBN Finance BV
8.000%, 07/23/21(E)	5,828	5,286
Finansbank
6.250%, 04/30/19	2,000	2,018
ForteBank JSC
11.750%, 12/15/24	3,250	3,088
Halyk Savings Bank of Kazakhstan JSC
7.250%, 05/03/17	4,500	4,646
7.250%, 01/28/21	1,425	1,468
ICBC Standard Bank, MTN
8.125%, 12/02/19	2,364	2,633
International Bank of Azerbaijan Via Rubrika Finance, MTN
7.750%, 09/26/18	2,000	1,980
7.200%, 10/31/16	500	506
Kaspi Bank JSC
9.875%, 10/28/16	1,805	1,854

Description	Face Amount (000)	Value (000)

Kazkommertsbank
8.500%, 05/11/18	$2,280	$2,238
Kazkommertsbank JSC
6.765%, 07/27/16(C) (E)	4,000	3,858
5.500%, 12/21/22	4,448	3,551
Kazkommertsbank JSC, MTN
8.000%, 11/03/15	1,940	1,937
7.500%, 11/29/16	2,205	2,199
6.875%, 02/13/17	2,270	2,528
National Savings Bank
8.875%, 09/18/18	1,800	1,951
NDR Finance
8.000%, 06/22/17(B)(E)(F)	721	51
Oschadbank Via SSB #1
8.875%, 03/20/18	870	636
8.250%, 03/10/16	1,250	925
Privatbank CJSC Via UK SPV Credit Finance, MTN
9.375%, 09/23/15	300	197
Renaissance Capital Via Renaissance Consumer Funding
13.500%, 06/21/18	1,624	1,364
Russian Standard Bank Via Russian Standard Finance
9.250%, 07/11/17	1,625	1,584
Russian Standard Bank Via Russian Standard Finance, MTN
13.000%, 04/10/18	1,380	814
Sberbank of Russia Via SB Capital
5.500%, 02/26/24(E)	2,500	2,070
Trade & Development Bank of Mongolia, MTN
9.375%, 05/19/20	1,750	1,865
8.500%, 09/20/15	1,105	1,108
Turkiye Is Bankasi
6.000%, 10/24/22	1,610	1,606
Ukreximbank Via Biz Finance
8.375%, 07/27/15	4,669	3,642
VTB Bank via VTB Eurasia
9.500%, 12/06/49(E)	50	44

Total Banks		80,507

Batteries/Battery Sys [0.0%]
EnerSys
5.000%, 04/30/23(A)	375	371

Beauty Products [0.1%]
First Quality Finance
4.625%, 05/15/21(A)	1,075	1,005

Broadcasting & Cable [1.9%]
AMC Networks
7.750%, 07/15/21	600	648
4.750%, 12/15/22	325	325
Anixter
5.625%, 05/01/19	600	637
5.125%, 10/01/21	300	305
CITY NATIONAL ROCHDALE FUNDS | 2

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Belden
5.500%, 09/01/22(A)	$1,050	$1,042
5.250%, 07/15/24(A)	550	534
CCO Holdings
7.375%, 06/01/20	300	317
6.625%, 01/31/22	650	678
5.875%, 05/01/27(A)	200	195
5.750%, 09/01/23	525	526
5.750%, 01/15/24	425	427
5.375%, 05/01/25(A)	250	243
5.250%, 03/15/21	675	673
5.125%, 02/15/23	500	487
Cequel Communications Holdings I
6.375%, 09/15/20(A)	850	844
5.125%, 12/15/21(A)	750	681
Clear Channel Communications
9.000%, 03/01/21	1,150	1,041
Clear Channel Worldwide Holdings
6.500%, 11/15/22	2,000	2,083
Columbus International
7.375%, 03/30/21	3,210	3,451
Crown Media Holdings
10.500%, 07/15/19	975	1,030
DISH DBS
5.875%, 07/15/22	2,425	2,377
5.000%, 03/15/23	100	93
General Cable
5.750%, 10/01/22	275	258
Gray Television
7.500%, 10/01/20	1,150	1,219
LIN Television
6.375%, 01/15/21	175	179
5.875%, 11/15/22(A)	650	658
Nexstar Broadcasting
6.125%, 02/15/22(A)	875	888
Numericable Group
6.250%, 05/15/24(A)	575	566
6.000%, 05/15/22(A)	800	788
Sinclair Television Group
5.625%, 08/01/24(A)	1,775	1,735
Tribune Media
5.875%, 07/15/22(A)	950	957
Unitymedia Hessen GmbH & KG
5.500%, 01/15/23(A)	525	535
Unitymedia KabelBW GmbH
6.125%, 01/15/25(A)	1,325	1,385
VTR Finance BV
6.875%, 01/15/24	2,610	2,667
Ziggo Bond Finance BV
5.875%, 01/15/25(A)	275	269

Total Broadcasting & Cable		30,741

Building & Construction [1.9%]
Allegion US Holding
5.750%, 10/01/21	550	568

Description	Face Amount (000)	Value (000)

Cemex
7.250%, 01/15/21	$565	$595
6.500%, 12/10/19	1,955	2,047
5.875%, 03/25/19	970	994
5.700%, 01/11/25	560	534
CEMEX Espana
9.875%, 04/30/19	1,590	1,740
Cemex Finance
9.375%, 10/12/22	4,660	5,190
China Shanshui Cement Group
7.500%, 03/10/20	2,500	2,111
CPG Merger Sub
8.000%, 10/01/21(A)	850	878
Dry Mix Solutions Investissements SAS
4.236%, 06/15/21(E)	3,000	3,299
Elementia
5.500%, 01/15/25	300	305
Interline Brands
10.000%, 11/15/18(D)	1,054	1,101
Kerneos Corporate SAS
4.737%, 03/01/21(E)	1,000	1,119
Masonite International
5.625%, 03/15/23(A)	475	483
NCI Building Systems
8.250%, 01/15/23(A)	675	719
Nortek
8.500%, 04/15/21	1,350	1,441
OAS Investments GmbH
8.250%, 10/19/19(B)	2,000	408
Roofing Supply Group
10.000%, 06/01/20(A)	300	307
Saderea, MTN
12.500%, 11/30/26 (F)	2,938	2,591
USG
7.875%, 03/30/20(A)	250	267
5.875%, 11/01/21(A)	650	684
5.500%, 03/01/25(A)	400	398
West China Cement
6.500%, 09/11/19	2,000	2,015
Wise Metals Intermediate Holdings
9.750%, 06/15/19(A)	525	559
Yuksel Insaat
9.500%, 11/10/15	1,465	894

Total Building & Construction		31,247

Building & Construction Supplies [0.1%]
Signode Industrial Group Lux
6.375%, 05/01/22(A)	1,750	1,697

Building-Heavy Construct [0.5%]
Empresas ICA
8.900%, 02/04/21	2,209	1,900
8.875%, 05/29/24	3,620	2,706
Odebrecht Offshore Drilling Finance
6.750%, 10/01/22	1,228	881
6.625%, 10/01/22	949	659
CITY NATIONAL ROCHDALE FUNDS | 3

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Pratama Agung Pte
6.250%, 02/24/20	$2,500	$2,419

Total Building-Heavy Construct		8,565

Business Services [0.1%]
CoreLogic
7.250%, 06/01/21	775	819

Chemicals [0.7%]
Ashland
4.750%, 08/15/22	950	932
Axiall
4.875%, 05/15/23	100	96
Celanese US Holdings
4.625%, 11/15/22	375	371
Eagle Spinco
4.625%, 02/15/21	175	170
Eco Services Operations
8.500%, 11/01/22(A)	475	477
Fufeng Group
7.625%, 04/13/16	1,667	1,688
Hexion US Finance
8.875%, 02/01/18	1,625	1,467
Huntsman International
5.125%, 11/15/22(A)	300	295
4.875%, 11/15/20	900	898
Ineos Finance
4.000%, 05/01/23	1,000	1,059
Novacap International SAS, MTN
4.995%, 05/01/19(E)	1,000	1,112
Platform Specialty
6.500%, 02/01/22	1,400	1,446
WR Grace & -Conn
5.625%, 10/01/24(A)	225	228
5.125%, 10/01/21(A)	225	227

Total Chemicals		10,466

Coal Mining [0.9%]
Berau Coal Energy
7.250%, 03/13/17	3,935	2,420
DTEK Finance
10.375%, 03/28/18	756	355
Indo Energy Finance II BV
6.375%, 01/24/23	3,395	2,249
Mongolian Mining, MTN
8.875%, 03/29/17	11,423	7,939
New World Resources
8.000%, 04/07/20	897	608
Raspadskaya Via Raspadskaya Securities
7.750%, 04/27/17	589	559

Total Coal Mining		14,130

Coatings/Paint [0.1%]
US Coatings Acquisition
7.375%, 05/01/21(A)	1,300	1,393

Description	Face Amount (000)	Value (000)

Commercial Serv-Finance [0.4%]
Igloo Holdings
8.250%, 12/15/17(A) (D)	$975	$982
Interactive Data
5.875%, 04/15/19(A)	1,350	1,360
TMF Group Holding BV
5.362%, 12/01/18(E)	1,000	1,126
TransUnion Holding
9.625%, 06/15/18(D)	1,200	1,203
8.125%, 06/15/18	475	486

Total Commercial Serv-Finance		5,157

Commercial Services [0.3%]
Anna Merger Sub
7.750%, 10/01/22(A)	2,050	2,065
BC Luxco 1
7.375%, 01/29/20	2,470	2,470
Iron Mountain
5.750%, 08/15/24	725	725

Total Commercial Services		5,260

Communication & Media [0.1%]
Ottawa Holdings Pte
5.875%, 05/16/18	1,500	1,170

Computer Aided Design [0.1%]
Rolta Americas
8.875%, 07/24/19	1,349	1,113
8.875%, 07/24/19(A)	380	313

Total Computer Aided Design		1,426

Computer Graphics [0.1%]
Southern Graphics
8.375%, 10/15/20(A)	1,375	1,409

Computer Software [0.1%]
Italics Merger Sub
7.125%, 07/15/23(A)	925	913
SS&C Technologies Holdings
5.875%, 07/15/23(A)	375	379

Total Computer Software		1,292

Computer System Design & Services [0.3%]
Compiler Finance Sub
7.000%, 05/01/21(A)(F)	900	684
IHS
5.000%, 11/01/22(A)	550	547
NCR
6.375%, 12/15/23	350	371
5.875%, 12/15/21	400	412
5.000%, 07/15/22	800	811
4.625%, 02/15/21	250	251
SunGard Data Systems
6.625%, 11/01/19	1,675	1,729

Total Computer System Design & Services		4,805
CITY NATIONAL ROCHDALE FUNDS | 4

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Consumer Products & Services [0.5%]
Prestige Brands
8.125%, 02/01/20	$475	$507
5.375%, 12/15/21(A)	950	950
Serta Simmons Holdings
8.125%, 10/01/20(A)	1,950	2,057
ServiceMaster
7.450%, 08/15/27	225	227
7.100%, 03/01/18	475	499
7.000%, 08/15/20	1,610	1,701
Spectrum Brands
6.750%, 03/15/20	925	974
6.125%, 12/15/24(A)	575	602
5.750%, 07/15/25(A)	500	508

Total Consumer Products & Services		8,025

Containers & Packaging [1.1%]
Ardagh Packaging Finance
9.125%, 10/15/20(A)	2,200	2,320
6.750%, 01/31/21(A)	200	204
6.000%, 06/30/21(A)	175	175
Ball
5.250%, 07/01/25	850	841
4.000%, 11/15/23	825	765
Berry Plastics
5.500%, 05/15/22	2,075	2,083
5.125%, 07/15/23	575	561
Beverage Packaging Holdings Luxembourg II
6.000%, 06/15/17(A)	275	275
5.625%, 12/15/16(A)	300	299
BWAY Holding
9.125%, 08/15/21(A)	1,450	1,494
Crown Americas
4.500%, 01/15/23	1,025	968
Graphic Packaging International
4.875%, 11/15/22	350	352
4.750%, 04/15/21	200	202
Owens-Brockway Glass Container
5.375%, 01/15/25(A)	300	293
5.000%, 01/15/22(A)	125	123
Pactiv
7.950%, 12/15/25	200	198
Reynolds Group Issuer
9.875%, 08/15/19	515	541
8.250%, 02/15/21	1,025	1,063
5.750%, 10/15/20	1,350	1,384
Sealed Air
6.500%, 12/01/20(A)	725	799
5.125%, 12/01/24(A)	725	715
4.875%, 12/01/22(A)	725	714

Total Containers & Packaging		16,369

Data Processing/Mgmt [0.3%]
Audatex North America
6.125%, 11/01/23(A)	350	360
6.000%, 06/15/21(A)	1,175	1,207

Description	Face Amount (000)	Value (000)

First Data
8.750%, 01/15/22(A) (D)	$3,225	$3,428
8.250%, 01/15/21(A)	150	158

Total Data Processing/Mgmt		5,153

Decision Support Software [0.0%]
MSCI
5.250%, 11/15/24(A)	275	278

Dental Supplies and Equip [0.3%]
IDH Finance
5.567%, 12/01/18(E)	3,000	4,690

Diagnostic Equipment [0.1%]
Crimson Merger Sub
6.625%, 05/15/22(A)	2,300	2,018

Dialysis Centers [0.1%]
DaVita HealthCare Partners
5.750%, 08/15/22	875	927
5.125%, 07/15/24	175	172
5.000%, 05/01/25	350	337

Total Dialysis Centers		1,436

Diamonds/Precious Stones [0.1%]
Petra Diamonds US Treasury
8.250%, 05/31/20	2,250	2,298

Disposable Medical Prod [0.1%]
Sterigenics-Nordion Holdings
6.500%, 05/15/23(A)	1,000	1,015

Distribution/Wholesale [0.3%]
American Builders & Contractors Supply
5.625%, 04/15/21(A)	900	916
DH Services Luxembourg Sarl
7.750%, 12/15/20(A)	1,350	1,401
HD Supply
7.500%, 07/15/20	200	212
5.250%, 12/15/21(A)	450	456
VWR Funding
7.250%, 09/15/17	1,875	1,938

Total Distribution/Wholesale		4,923

Diversified Minerals [0.2%]
China Hongqiao Group
7.625%, 06/26/17	1,570	1,597
6.875%, 05/03/18	865	865

Total Diversified Minerals		2,462

Drugs [0.5%]
Endo
6.000%, 07/15/23(A)	250	256
Endo Finance
6.000%, 02/01/25(A)	1,375	1,397
Grifols Worldwide Operations
5.250%, 04/01/22	1,250	1,253
Quintiles Transnational
4.875%, 05/15/23(A)	375	377
CITY NATIONAL ROCHDALE FUNDS | 5

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Valeant Pharmaceuticals International
5.625%, 12/01/21(A)	$425	$435
5.500%, 03/01/23(A)	100	101
VPII Escrow
7.500%, 07/15/21(A)	1,400	1,507
VRX Escrow
6.125%, 04/15/25(A)	1,900	1,955
5.875%, 05/15/23(A)	1,300	1,332
5.375%, 03/15/20(A)	100	103

Total Drugs		8,716

E-Commerce/Services [0.1%]
IAC
4.750%, 12/15/22	1,250	1,225

Educational Software [0.0%]
Blackboard
7.750%, 11/15/19(A)	650	611

Electric Utilities [0.7%]
Calpine
5.875%, 01/15/24(A)	550	583
5.750%, 01/15/25	950	924
Eskom Holdings SOC
7.125%, 02/11/25	2,500	2,529
NRG Energy
6.625%, 03/15/23	400	412
6.250%, 05/01/24	500	496
Samruk-Energy JSC, MTN
3.750%, 12/20/17	1,600	1,552
Star Energy Geothermal Wayang Windu
6.125%, 03/27/20	4,100	3,916

Total Electric Utilities		10,412

Electrical Products [0.1%]
WESCO Distribution
5.375%, 12/15/21	1,600	1,616

Energy [0.3%]
CGG
6.875%, 01/15/22	425	353
6.500%, 06/01/21	200	166
ContourGlobal Power Holdings
7.125%, 06/01/19	3,150	3,299
Viridian Group
7.500%, 03/01/20	500	557

Total Energy		4,375

Energy & Power [0.1%]
Greenko Dutch BV
8.000%, 08/01/19	2,500	2,325
TerraForm Power Operating
5.875%, 02/01/23(A)	525	533

Total Energy & Power		2,858

Enterprise Software/Serv [0.3%]
BMC Software Finance
8.125%, 07/15/21(A)	875	709

Description	Face Amount (000)	Value (000)

Boxer Parent
9.000%, 10/15/19(A) (D)	$1,200	$852
Infor Software Parent
7.125%, 05/01/21(A)	1,775	1,779
Infor US
6.500%, 05/15/22(A)	2,175	2,213
Open Text
5.625%, 01/15/23(A)	650	644

Total Enterprise Software/Serv		6,197

Entertainment & Gaming [0.9%]
Affinity Gaming
9.000%, 05/15/18	375	373
Ameristar Casinos
7.500%, 04/15/21	600	635
Boyd Gaming
6.875%, 05/15/23	625	641
Chester Downs & Marina
9.250%, 02/01/20(A)	625	487
Churchill Downs
5.375%, 12/15/21	300	307
Cinemark USA
7.375%, 06/15/21	200	212
5.125%, 12/15/22	300	297
GLP Capital
5.375%, 11/01/23	500	514
4.875%, 11/01/20	600	610
MGM Resorts International
7.750%, 03/15/22	1,400	1,540
6.750%, 10/01/20	250	265
6.000%, 03/15/23	375	380
5.250%, 03/31/20	350	353
Mohegan Tribal Gaming Authority
9.750%, 09/01/21	750	786
Penn National Gaming
5.875%, 11/01/21	1,525	1,536
Pinnacle Entertainment
7.750%, 04/01/22	525	576
6.375%, 08/01/21	400	425
Regal Entertainment Group
5.750%, 03/15/22	500	506
5.750%, 02/01/25	375	366
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	1,575	1,591
Seminole Indian Tribe of Florida
7.804%, 10/01/20(A)	555	597
Station Casinos
7.500%, 03/01/21	1,125	1,204

Total Entertainment & Gaming		14,201

E-Services/Consulting [0.1%]
TES Finance
6.750%, 07/15/20	1,000	1,571
CITY NATIONAL ROCHDALE FUNDS | 6

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Financial Services [1.0%]
AerCap Ireland Capital
4.625%, 07/01/22	$250	$251
4.500%, 05/15/21(A)	800	804
Ally Financial
5.125%, 09/30/24	450	451
4.750%, 09/10/18	1,150	1,186
4.625%, 05/19/22	100	99
4.625%, 03/30/25	1,300	1,238
4.125%, 03/30/20	425	424
4.125%, 02/13/22	400	384
2.750%, 01/30/17	1,150	1,145
Arrow Global Finance
5.237%, 11/01/21(E)	1,000	1,123
Astana Finance JSC
0.000%, 12/22/24(E)	147	5
Braskem Finance
7.250%, 06/05/18	400	414
Credito Real
7.500%, 03/13/19	2,500	2,624
General Motors Financial
4.375%, 09/25/21	250	260
4.000%, 01/15/25	150	147
International Lease Finance
5.875%, 08/15/22	1,025	1,107
4.625%, 04/15/21	1,500	1,515
Lock
5.491%, 08/15/20(E)	2,000	2,241
Quicken Loans
5.750%, 05/01/25(A)	1,375	1,317

Total Financial Services		16,735

Firearms and Ammunition [0.0%]
FGI Operating Company
7.875%, 05/01/20	925	708

Food, Beverage & Tobacco [2.1%]
ARAMARK
5.750%, 03/15/20	1,800	1,879
B&G Foods
4.625%, 06/01/21	425	419
Boparan Finance
5.500%, 07/15/21	1,000	1,430
Boparan Finance, MTN
4.375%, 07/15/21	1,000	1,019
CEDC Finance International
10.000%, 04/30/18(C)	2,005	1,789
CFG Investment SAC
9.750%, 07/30/19	820	796
Dean Foods
6.500%, 03/15/23(A)	950	969
Galapagos
4.736%, 06/15/21(E)	3,000	3,278
Hearthside Group Holdings
6.500%, 05/01/22(A)	1,525	1,456
HJ Heinz
4.875%, 02/15/25(A)	1,450	1,579
4.250%, 10/15/20	1,175	1,200

Description	Face Amount (000)	Value (000)

Marfrig Holding Europe BV
8.375%, 05/09/18	$2,305	$2,322
6.875%, 06/24/19	1,950	1,857
Marfrig Overseas
9.500%, 05/04/20	3,964	4,050
MHP
8.250%, 04/02/20	4,960	3,968
Minerva Luxembourg
8.750%, 12/29/49(E)	2,000	2,000
7.750%, 01/31/23	265	267
Pinnacle Foods Finance
4.875%, 05/01/21	1,675	1,650
Smithfield Foods
6.625%, 08/15/22	1,175	1,254
Sun Merger Sub
5.875%, 08/01/21(A)	600	619

Total Food, Beverage & Tobacco		33,801

Food-Canned [0.0%]
TreeHouse Foods
4.875%, 03/15/22	100	101

Food-Wholesale/Distrib [0.1%]
US Foods
8.500%, 06/30/19	2,225	2,320

Gaming [0.1%]
Rivers Pittsburgh Borrower
9.500%, 06/15/19(A)	767	806

Gold Mining [0.1%]
Polyus International
5.625%, 04/29/20	920	865

Health Care [0.1%]
Envision Healthcare
5.125%, 07/01/22(A)	950	957
Omnicare Inc
5.000%, 12/01/24	100	107

Total Health Care		1,064

Home Decoration Products [0.1%]
RSI Home Products
6.500%, 03/15/23(A)	875	879

Hotels and Motels [0.0%]
Hilton Worldwide Finance
5.625%, 10/15/21	700	727

Industrial [0.0%]
Unifrax I
7.500%, 02/15/19(A)	900	904

Insurance [0.1%]
Hockey Merger Sub 2
7.875%, 10/01/21(A)	1,250	1,275
Hub Holdings
8.125%, 07/15/19(A) (D)	1,050	1,045

Total Insurance		2,320
CITY NATIONAL ROCHDALE FUNDS | 7

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Internet Connectiv Svcs [0.1%]
Adria Bidco BV
7.875%, 11/15/20	$1,000	$1,171

Internet Security [0.1%]
Blue Coat Holdings
8.375%, 06/01/23(A)	950	967
VeriSign
5.250%, 04/01/25(A)	525	524

Total Internet Security		1,491

Investment Banker/Broker Dealer [0.0%]
First Investment Finance BV
11.625%, 03/29/16(C)	200	190
Neuberger Berman Group
5.875%, 03/15/22(A)	300	321

Total Investment Banker/Broker Dealer		511

Mach Tools and Rel Products [0.0%]
Milacron
7.750%, 02/15/21(A)	375	386

Machinery-General Indust [0.2%]
ATS Automation Tooling Systems
6.500%, 06/15/23(A)	500	511
Gardner Denver
6.875%, 08/15/21(A)	1,075	977
Zebra Technologies
7.250%, 10/15/22(A)	1,075	1,164

Total Machinery-General Indust		2,652

Manufacturing [0.1%]
Cleaver-Brooks
8.750%, 12/15/19(A)	825	813

Media - Non-Cable [0.1%]
Intelsat Jackson Holdings
6.625%, 12/15/22	1,275	1,163

Medical Labs and Testing Srv [0.1%]
Ephios Bondco
5.000%, 07/01/22(E)	2,000	2,202

Medical Products & Services [1.3%]
Care UK Health & Social Care
5.572%, 07/15/19(E)	1,000	1,524
CHS
6.875%, 02/01/22	1,875	1,978
5.125%, 08/01/21	450	459
HCA
7.500%, 02/15/22	1,625	1,867
6.500%, 02/15/20	450	503
5.875%, 05/01/23	825	877
5.375%, 02/01/25	1,650	1,677
5.250%, 04/15/25	725	754
5.000%, 03/15/24	1,875	1,908
HCA Holdings
6.250%, 02/15/21	550	593
IASIS Healthcare
8.375%, 05/15/19	1,200	1,242

Description	Face Amount (000)	Value (000)

LifePoint Hospitals
5.500%, 12/01/21	$1,025	$1,058
Mallinckrodt International Finance
5.500%, 04/15/25(A)	300	291
4.875%, 04/15/20(A)	175	178
4.750%, 04/15/23	400	373
Teleflex
5.250%, 06/15/24	450	456
Tenet Healthcare
8.125%, 04/01/22	1,275	1,394
6.750%, 06/15/23(A)	650	663
4.500%, 04/01/21	850	841
4.375%, 10/01/21	925	904
United Surgical Partners International
9.000%, 04/01/20	1,050	1,121

Total Medical Products & Services		20,661

Medical-HMO [0.1%]
MPH Acquisition Holdings
6.625%, 04/01/22(A)	1,800	1,838

Medical-Outptnt/Home Med [0.1%]
Amsurg
5.625%, 11/30/20	300	305
5.625%, 07/15/22	1,075	1,085

Total Medical-Outptnt/Home Med		1,390

Metal-Copper [0.2%]
First Quantum Minerals
7.250%, 10/15/19	3,800	3,791

Metal-Iron [0.3%]
Ferrexpo Finance
7.875%, 04/07/16	579	537
Koks OAO Via Koks Finance
7.750%, 06/23/16	3,650	3,468
Metalloinvest Finance
5.625%, 04/17/20	935	855

Total Metal-Iron		4,860

Metals & Mining [0.4%]
Consolidated Minerals
8.000%, 05/15/20	2,000	1,590
TiZir
9.000%, 09/28/17	3,800	3,287
Vedanta Resources
8.250%, 06/07/21	1,265	1,288
7.125%, 05/31/23	1,240	1,178

Total Metals & Mining		7,343

Mining Other [0.1%]
Uranium One Investments
6.250%, 12/13/18	2,150	1,924

Miscellaneous Business Services [0.1%]
Garda World Security
7.250%, 11/15/21(A)	1,425	1,368

Total Miscellaneous Business Services		1,368
CITY NATIONAL ROCHDALE FUNDS | 8

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Miscellaneous Manufacturing [0.5%]
Dana Gas Sukuk
9.000%, 10/31/17	$2,500	$2,037
Jasper Explorer
13.500%, 05/27/16(A)(B)	5,500	275
Rio Oil Finance Trust Series 2014-1
6.250%, 07/06/24	2,750	2,668
Sistema via Sistema International Funding
6.950%, 05/17/19	1,525	1,450
TMK OAO Via TMK Capital
7.750%, 01/27/18	1,130	1,101
6.750%, 04/03/20	1,100	952

Total Miscellaneous Manufacturing		8,483

MRI/Medical Diag Imaging [0.1%]
Surgical Care Affiliates
6.000%, 04/01/23(A)	1,050	1,050

Multi-line Insurance [0.0%]
Onex York Acquisition
8.500%, 10/01/22(A)	500	441

Office Automation and Equip [0.1%]
CDW
6.000%, 08/15/22	1,125	1,162
5.500%, 12/01/24	700	693

Total Office Automation and Equip		1,855

Oil-Field Services [0.6%]
Borets Finance
7.625%, 09/26/18	700	616
Hiland Partners
5.500%, 05/15/22(A)	375	390
Oro Negro Drilling Pte
7.500%, 01/24/19(A)	500	385
Sea Trucks Group
9.000%, 03/26/18(A)	8,495	7,051
Western Refining Logistics
7.500%, 02/15/23(A)	725	747

Total Oil-Field Services		9,189

Paper & Related Products [0.2%]
Argos Merger Sub
7.125%, 03/15/23(A)	1,900	1,990
Clearwater Paper
5.375%, 02/01/25(A)	1,300	1,274

Total Paper & Related Products		3,264

Petrochemicals [0.1%]
Braskem Finance
7.000%, 05/07/20	1,500	1,545

Petroleum & Fuel Products [6.9%]
Access Midstream Partners
4.875%, 03/15/24	825	811
Afren
11.500%, 02/01/16	900	405
10.250%, 04/08/19	446	196
6.625%, 12/09/20	2,400	1,056

Description	Face Amount (000)	Value (000)

Antero Resources
5.625%, 06/01/23(A)	$200	$193
5.125%, 12/01/22	350	331
Antero Resources Finance
6.000%, 12/01/20	650	653
5.375%, 11/01/21	475	456
Approach Resources
7.000%, 06/15/21	900	810
Blue Racer Midstream
6.125%, 11/15/22(A)	450	463
BreitBurn Energy Partners
7.875%, 04/15/22	350	290
California Resources
6.000%, 11/15/24	1,025	881
5.500%, 09/15/21	175	152
Carrizo Oil & Gas
7.500%, 09/15/20	775	816
6.250%, 04/15/23	200	200
Chaparral Energy
9.875%, 10/01/20	75	61
7.625%, 11/15/22	400	288
Chesapeake Energy
6.875%, 11/15/20	525	512
5.750%, 03/15/23	650	588
5.375%, 06/15/21	500	452
Crestwood Midstream Partners
6.250%, 04/01/23(A)	425	442
6.125%, 03/01/22	250	255
6.000%, 12/15/20	425	440
CrownRock
7.750%, 02/15/23(A)	225	240
CVR Refining
6.500%, 11/01/22	350	350
DNO
8.750%, 06/18/20(A)	1,000	877
Energy Transfer Equity
5.875%, 01/15/24	2,625	2,722
Energy XXI Gulf Coast
7.500%, 12/15/21	650	210
6.875%, 03/15/24	175	56
EP Energy
9.375%, 05/01/20	575	615
7.750%, 09/01/22	150	157
6.375%, 06/15/23(A)	350	351
EP PetroEcuador via Noble Sovereign Funding I
5.912%, 09/24/19(E)	2,684	2,376
FTS International
6.250%, 05/01/22	625	459
Genel Energy Finance
7.500%, 05/14/19(A)	2,600	2,353
GeoPark Latin America Agencia en Chile
7.500%, 02/11/20	1,000	865
Georgian Oil and Gas
6.875%, 05/16/17	4,900	4,937
Gulf Keystone Petroleum
13.000%, 04/18/17 (F)	4,200	3,234
CITY NATIONAL ROCHDALE FUNDS | 9

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Gulfport Energy
7.750%, 11/01/20	$650	$681
6.625%, 05/01/23(A)	300	304
Halcon Resources
8.625%, 02/01/20(A)	375	370
Holly Energy Partners
6.500%, 03/01/20	900	898
InterOil Exploration and Production
6.000%, 01/22/20 (F)	2,323	948
Kinder Morgan
5.625%, 11/15/23(A)	1,200	1,276
Kuwait Energy
9.500%, 08/04/19	1,350	1,309
Laredo Petroleum
7.375%, 05/01/22	425	447
6.250%, 03/15/23	200	203
5.625%, 01/15/22	300	297
Legacy Reserves
6.625%, 12/01/21	950	769
Linn Energy
7.750%, 02/01/21	250	194
6.500%, 05/15/19	275	222
6.500%, 09/15/21	275	206
6.250%, 11/01/19	425	333
Lone Pine Resources Canada
0.000%, 02/15/17 (J)	75	—
MarkWest Energy Partners
4.875%, 12/01/24	700	684
4.875%, 06/01/25	875	855
Metro Exploration Holding
11.250%, 02/14/16(C)(F)	3,943	237
MIE Holdings
7.500%, 04/25/19	4,050	3,058
MIE Holdings, MTN
6.875%, 02/06/18	2,660	2,182
Northern Oil and Gas
8.000%, 06/01/20	1,150	1,046
8.000%, 06/01/20(A)	125	114
Nostrum Oil & Gas Finance BV
6.375%, 02/14/19	2,695	2,547
Oasis Petroleum
6.875%, 03/15/22	150	152
6.875%, 01/15/23	225	222
6.500%, 11/01/21	850	846
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21	1,118	861
Odebrecht Offshore Drilling Finance
6.625%, 10/01/22	475	330
Pacific Rubiales Energy
7.250%, 12/12/21	3,895	3,194
5.625%, 01/19/25	8,501	6,163
5.375%, 01/26/19	970	797
5.125%, 03/28/23	3,510	2,512
Petrobras Global Finance BV
6.875%, 01/20/40	3,995	3,559
6.250%, 03/17/24	2,326	2,246

Description	Face Amount (000)	Value (000)

Petroleos de Venezuela
9.750%, 05/17/35	$6,600	$2,670
8.500%, 11/02/17	7,460	5,129
5.125%, 10/28/16	3,670	2,413
5.000%, 10/28/15	1,281	1,257
Puma International Financing
6.750%, 02/01/21	1,345	1,368
QGOG Atlantic
5.250%, 07/30/18	744	658
QGOG Constellation
6.250%, 11/09/19	3,925	2,865
Range Resources
5.000%, 03/15/23	475	465
4.875%, 05/15/25(A)	747	726
Regency Energy Partners
5.875%, 03/01/22	400	426
5.500%, 04/15/23	200	204
5.000%, 10/01/22	150	152
4.500%, 11/01/23	350	338
Rice Energy
7.250%, 05/01/23(A)	200	205
6.250%, 05/01/22	675	670
Rose Rock Midstream
5.625%, 07/15/22	1,300	1,271
5.625%, 11/15/23(A)	225	218
Rosneft Oil via Rosneft International Finance
4.199%, 03/06/22	1,595	1,360
RSP Permian
6.625%, 10/01/22(A)	525	537
Sabine Pass Liquefaction
6.250%, 03/15/22	1,050	1,087
5.625%, 02/01/21	1,225	1,250
5.625%, 04/15/23	175	174
5.625%, 03/01/25(A)	625	619
SandRidge Energy
8.125%, 10/15/22	975	417
7.500%, 03/15/21	75	33
Seven Energy
10.250%, 10/11/21	3,600	3,042
Sibur Securities
3.914%, 01/31/18	1,010	948
SM Energy
5.625%, 06/01/25	375	371
5.000%, 01/15/24	250	237
Summit Midstream Holdings
7.500%, 07/01/21	200	209
5.500%, 08/15/22	850	812
Targa Resources Partners
5.250%, 05/01/23	825	817
5.000%, 01/15/18(A)	275	281
Tesoro
5.125%, 04/01/24	600	603
Tesoro Logistics
6.250%, 10/15/22(A)	125	129
6.125%, 10/15/21	225	235
5.875%, 10/01/20	924	949
5.500%, 10/15/19(A)	50	52
CITY NATIONAL ROCHDALE FUNDS | 10

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

W&T Offshore
8.500%, 06/15/19	$725	$503
Whiting Petroleum
6.250%, 04/01/23(A)	1,000	993
Yingde Gases Investment
8.125%, 04/22/18	1,645	1,589
Zhaikmunai LLP
7.125%, 11/13/19	3,095	2,929

Total Petroleum & Fuel Products		111,826

Pharmacy Services [0.0%]
Omnicare
4.750%, 12/01/22	150	159

Printing & Publishing [0.4%]
Expo Event Transco
9.000%, 06/15/21(A)	1,175	1,216
Multi-Color
6.125%, 12/01/22(A)	1,025	1,048
Mustang Merger
8.500%, 08/15/21(A)	850	863
Nielsen Finance
5.000%, 04/15/22(A)	1,075	1,054
4.500%, 10/01/20	1,475	1,468
Time
5.750%, 04/15/22(A)	700	677

Total Printing & Publishing		6,326

Publishing-Newspapers [0.1%]
Gannett
6.375%, 10/15/23	925	963
5.500%, 09/15/24(A)	50	49
5.125%, 10/15/19	175	180
4.875%, 09/15/21(A)	50	50

Total Publishing-Newspapers		1,242

Radio [0.4%]
Cumulus Media Holdings
7.750%, 05/01/19	575	528
Entercom Radio
10.500%, 12/01/19	600	643
Radio One
9.250%, 02/15/20(A)	900	819
7.375%, 04/15/22(A)	775	759
Sirius XM Holdings
4.625%, 05/15/23(A)	1,425	1,338
Sirius XM Radio
6.000%, 07/15/24(A)	975	985
5.375%, 04/15/25(A)	650	627
Townsquare Media
6.500%, 04/01/23(A)	750	743

Total Radio		6,442

Real Estate Investment Trusts [0.0%]
ESH Hospitality
5.250%, 05/01/25(A)	400	389
RHP Hotel Properties
5.000%, 04/15/23(A)	150	147

Total Real Estate Investment Trusts		536

Description	Face Amount (000)	Value (000)

Real Estate Oper/Develop [1.9%]
Agile Property Holdings
9.875%, 03/20/17	$850	$873
8.875%, 04/28/17	830	838
China SCE Property Holdings
11.500%, 11/14/17	2,520	2,615
CIFI Holdings Group
12.250%, 04/15/18	692	753
Global Prime Capital Pte
6.750%, 04/27/20	2,000	2,002
Jababeka International BV
7.500%, 09/24/19	2,500	2,461
Kaisa Group Holdings
10.250%, 01/08/20	1,575	898
9.000%, 06/06/19	700	406
8.875%, 03/19/18(B)	3,220	1,674
KWG Property Holding
8.975%, 01/14/19	1,400	1,434
Logan Property Holdings
11.250%, 06/04/19	775	802
Pakuwon Prima Pte
7.125%, 07/02/19	2,000	2,009
Sunac China Holdings
9.375%, 04/05/18	2,640	2,683
Times Property Holdings
12.625%, 03/21/19	1,370	1,466
Trillion Chance
8.500%, 01/10/19	1,595	1,567
Vingroup JSC
11.625%, 05/07/18	2,155	2,220
VLL International
7.375%, 06/18/22	2,500	2,539
Yuzhou Properties
8.750%, 10/04/18	880	891
8.625%, 01/24/19	2,290	2,301

Total Real Estate Oper/Develop		30,432

Research and Development [0.1%]
Jaguar Holding I
9.375%, 10/15/17(A) (D)	1,625	1,660
Jaguar Holding II
9.500%, 12/01/19(A)	650	692

Total Research and Development		2,352

Resorts/Theme Parks [0.2%]
Cedar Fair
5.250%, 03/15/21	1,300	1,336
Six Flags Entertainment
5.250%, 01/15/21(A)	1,325	1,355

Total Resorts/Theme Parks		2,691

Retail [1.8%]
Academy
9.250%, 08/01/19(A)	1,050	1,103
BKW
6.000%, 04/01/22(A)	2,175	2,235
Burger King
4.625%, 01/15/22(A)	450	443
CITY NATIONAL ROCHDALE FUNDS | 11

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Edcon Pty
9.500%, 03/01/18	$3,185	$2,787
Family Tree Escrow
5.750%, 03/01/23(A)	425	444
5.250%, 03/01/20(A)	125	131
Ferrellgas
6.750%, 01/15/22	725	727
6.750%, 06/15/23(A)	425	427
6.500%, 05/01/21	675	673
Grupo Famsa
7.250%, 06/01/20(F)	3,000	2,671
Hillman Group
6.375%, 07/15/22(A)	1,050	992
Jo-Ann Stores
8.125%, 03/15/19(A)	425	400
Jo-Ann Stores Holdings
9.750%, 10/15/19(A) (D)	525	470
L Brands
5.625%, 10/15/23	700	735
Limited Brands
5.625%, 02/15/22	350	368
Michaels Stores
5.875%, 12/15/20(A)	1,675	1,754
Neiman Marcus Group
8.750%, 10/15/21(A) (D)	975	1,047
8.000%, 10/15/21(A)	150	158
New Academy Finance
8.000%, 06/15/18(A) (D)	1,175	1,187
New Look Secured Issuer
4.480%, 07/01/22(E)	2,000	2,202
NPC International
10.500%, 01/15/20	1,075	1,126
Party City Holdings
8.875%, 08/01/20	900	961
Petco Animal Supplies
9.250%, 12/01/18(A)	1,150	1,202
Petco Holdings
8.500%, 10/15/17(A) (D)	600	616
Rite Aid
6.125%, 04/01/23(A)	1,050	1,081
Sally Holdings
6.875%, 11/15/19	725	758
Stonegate Pub Financing
5.332%, 04/15/19(E)	1,000	1,577
Stretford 79
4.822%, 07/15/20(E)	1,000	1,348
Suburban Propane Partners
5.750%, 03/01/25	350	349

Total Retail		29,972

Rubber/Plastic Products [0.1%]
Gates Global
6.000%, 07/15/22(A)	1,375	1,244

Semicon Compo-Intg Circu [0.0%]
NXP BV
5.750%, 03/15/23(A)	200	208

Description	Face Amount (000)	Value (000)

Semi-Conductors [0.2%]
Advanced Micro Devices
7.500%, 08/15/22	$325	$287
7.000%, 07/01/24	850	718
Entegris
6.000%, 04/01/22(A)	1,150	1,182
Freescale Semiconductor
6.000%, 01/15/22(A)	450	477
Magnachip Semiconductor
6.625%, 07/15/21	300	237
Micron Technology
5.250%, 08/01/23(A)	575	551
5.250%, 01/15/24(A)	400	378
Sensata Technologies BV
5.625%, 11/01/24(A)	300	310
5.000%, 10/01/25(A)	500	487

Total Semi-Conductors		4,627

Special Purpose Banks [0.2%]
Vnesheconombank Via VEB Finance
6.902%, 07/09/20	2,545	2,469
6.025%, 07/05/22	790	703

Total Special Purpose Banks		3,172

Steel & Steel Works [0.6%]
ABJA Investment Pte
5.950%, 07/31/24	1,000	1,002
ArcelorMittal
6.125%, 06/01/25	475	474
Evraz Group
6.750%, 04/27/18	500	480
Ferrexpo Finance
10.375%, 04/07/19	1,032	877
Gerdau Trade
4.750%, 04/15/23	250	236
Metinvest BV
10.250%, 01/31/16	3,000	2,100
Metinvest BV, MTN
10.500%, 11/28/17	1,560	897
8.750%, 02/14/18	6,692	3,748
Steel Dynamics
5.500%, 10/01/24	375	375
5.250%, 04/15/23	125	124
5.125%, 10/01/21	225	225

Total Steel & Steel Works		10,538

Sugar [0.1%]
Cosan Luxembourg
5.000%, 03/14/23	2,000	1,845

Technology [0.1%]
Sophia Holding Finance
9.625%, 12/01/18(A) (D)	300	304
Truven Health Analytics
10.625%, 06/01/20	850	890

Total Technology		1,194
CITY NATIONAL ROCHDALE FUNDS | 12

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Telecommunication Equip [0.2%]
CommScope
5.500%, 06/15/24(A)	$525	$511
CommScope Holding
6.625%, 06/01/20(A) (D)	1,350	1,400
CommScope Technologies Finance
6.000%, 06/15/25(A)	500	498

Total Telecommunication Equip		2,409

Telephones & Telecommunications [4.6%]
Altice
7.750%, 05/15/22(A)	1,100	1,064
7.625%, 02/15/25(A)	500	469
Altice Financing
6.625%, 02/15/23	200	199
6.625%, 02/15/23(A)	275	273
Altice US Finance I
5.375%, 07/15/23(A)	575	561
Altice US Finance II
7.750%, 07/15/25(A)	575	558
Banglalink Digital Communications
8.625%, 05/06/19	4,430	4,474
Bite Finance International BV, MTN
7.491%, 02/15/18(E)	1,810	1,978
Colombia Telecomunicaciones ESP
8.500%, 12/29/49(E)	2,500	2,594
Comcel Trust
6.875%, 02/06/24	2,805	2,952
Digicel
7.000%, 02/15/20(A)	325	336
6.000%, 04/15/21	4,015	3,871
6.000%, 04/15/21(A)	175	169
Digicel Group
8.250%, 09/30/20	12,365	12,445
8.250%, 09/30/20(A)	1,375	1,379
7.125%, 04/01/22	2,410	2,289
Intelsat Jackson Holdings
5.500%, 08/01/23	1,350	1,195
Intelsat Luxembourg
8.125%, 06/01/23	600	498
7.750%, 06/01/21	825	689
Level 3 Communications
5.750%, 12/01/22	625	620
Level 3 Financing
7.000%, 06/01/20	500	531
5.375%, 05/01/25(A)	1,050	1,013
Matterhorn Telecom
3.757%, 05/01/22(E)	1,500	1,672
MetroPCS Wireless
6.625%, 11/15/20	600	624
Millicom International Cellular
6.625%, 10/15/21	2,895	2,975
6.000%, 03/15/25	1,565	1,510
4.750%, 05/22/20	890	856

Description	Face Amount (000)	Value (000)

Oi
5.750%, 02/10/22	$1,650	$1,429
Reliance Communications
6.500%, 11/06/20	2,000	2,022
Sixsigma Networks Mexico
8.250%, 11/07/21	2,000	2,067
Sprint
7.875%, 09/15/23	1,725	1,682
7.125%, 06/15/24	350	325
Sprint Capital
6.875%, 11/15/28	1,850	1,591
Sprint Nextel
7.000%, 03/01/20(A)	600	653
6.000%, 11/15/22	1,100	1,005
Syniverse Holdings
9.125%, 01/15/19	1,200	1,056
T-Mobile USA
6.836%, 04/28/23	925	972
6.731%, 04/28/22	125	130
6.633%, 04/28/21	125	130
6.625%, 04/01/23	1,450	1,506
6.500%, 01/15/24	725	749
6.125%, 01/15/22	275	284
Vimpel Communications Via VIP Finance Ireland
9.125%, 04/30/18	500	535
7.748%, 02/02/21	2,134	2,142
VimpelCom Holdings BV
7.504%, 03/01/22	2,473	2,417
5.200%, 02/13/19	465	444
Virgin Media Finance
6.375%, 04/15/23(A)	675	698
Virgin Media Secured Finance
5.250%, 01/15/26(A)	2,250	2,174
Vivacom, MTN
6.625%, 11/15/18	2,573	2,890

Total Telephones & Telecommunications		74,695

Textile-Apparel [0.1%]
Texhong Textile Group
6.500%, 01/18/19	2,000	1,990

Textile-Home Furnishings [0.1%]
Springs Industries
6.250%, 06/01/21	850	831

Textile-Products [0.2%]
Golden Legacy PTE
9.000%, 04/24/19	3,270	3,245

Transportation Services [1.2%]
Air Medical Merger Sub
6.375%, 05/15/23(A)	925	869
Brunswick Rail Finance
6.500%, 11/01/17	1,685	944
DTEK Finance
7.875%, 04/04/18	6,491	2,921
Dubai Holding Commercial Operations, MTN
6.000%, 02/01/17	2,500	4,028
CITY NATIONAL ROCHDALE FUNDS | 13

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Equiniti Newco 2
6.321%, 12/15/18(E)	$2,000	$3,080
Far East Capital
8.750%, 05/02/20	1,690	1,018
8.000%, 05/02/18	1,880	1,161
Favor Sea
11.750%, 02/04/19	1,265	1,216
Georgian Railway
9.875%, 07/22/15	1,300	1,301
Grupo KUO De
6.250%, 12/04/22	52	54
Nielsen Luxembourg SaRL
5.500%, 10/01/21(A)	250	250
Sabre GLBL
5.375%, 04/15/23(A)	675	665
SCF Capital
5.375%, 10/27/17	500	480
Topaz Marine
8.625%, 11/01/18	400	391
Travelex Financing
6.569%, 08/01/18(E)	1,000	1,563

Total Transportation Services		19,941

Transport-Equip and Leasng [0.1%]
Jurassic Holdings III
6.875%, 02/15/21(A)	1,050	819

Utility [0.1%]
Suburban Propane Partners
7.375%, 08/01/21	275	294
5.500%, 06/01/24	1,125	1,124

Total Utility		1,418

X-Ray Equipment [0.0%]
Hologic
6.250%, 08/01/20	600	621
5.250%, 07/15/22(A)	475	485

Total X-Ray Equipment		1,106

Total Corporate Bonds
(Cost $845,029)		803,061

Loan Participations [30.0%]
Aerospace [0.8%]
Air Canada, Term Loan
3.250%, 09/26/19	1,785	1,787
AM General Corporation, Term Loan B - 2013
10.250%, 03/22/18	348	319
American Airlines Inc, 2015 Term Loans
3.500%, 06/27/20	2,310	2,286
BE Aerospace Inc, Term Loan B
4.000%, 11/19/21	522	524
Dae Aviation Holdings, Second Lien Term Loan
7.750%, 08/05/19	1,520	1,526
Dae Aviation Holdings, Term Loan B
0.000%, 06/24/22 (G)	150	150

Description	Face Amount (000)	Value (000)

Dae Aviation Holdings, Term Loan B1 - 2014
5.000%, 11/02/18	$326	$326
Dae Aviation Holdings, Term Loan B2 - 2014
5.000%, 11/02/18	147	147
Tasc Inc, Second Lien
12.000%, 05/23/21	360	374
Tasc Inc, Term Loan
6.500%, 05/23/20	712	718
TransDigm Inc., Term Loan D
3.750%, 06/04/21	1,699	1,684
TransDigm Inc., Term Loan E
3.500%, 05/13/22	2,224	2,192
US Airways Group Inc, Term Loan B-1
3.500%, 05/23/19	1,132	1,128
WP CPP Holdings, Second Lien
8.750%, 04/30/21	22	22
WP CPP Holdings, Term B-3 Loan
0.000%, 12/28/19 (G)	170	169
Wyle Services Corporation, Term Loan B
5.000%, 05/21/21	208	207

Total Aerospace		13,559

Automotive [0.4%]
Car Trawler, Term Loan
4.250%, 04/30/21(G)	3,000	3,332
Oasis Holdings
4.683%, 11/19/20	4,580	2,439

Total Automotive		5,771

Broadcasting [1.0%]
Cumulus Media, Term Loan B
4.250%, 12/23/20	1,551	1,472
Gray Television, Inc., Term Loan B
3.750%, 06/13/21(G)	1,589	1,588
IHeart Communications, Term Loan D Extended
6.935%, 01/30/19(G)	7,773	7,167
IHeart Communications, Term Loan E
7.670%, 07/30/19	2,028	1,892
Media General Inc, Term Loan B
4.250%, 07/31/20	577	577
Sinclair Broadcasting Group, Term Loan B - 2011
3.000%, 10/28/16	92	91
Univision Comm (fka Umbrella), Replacement First-Lien Term Loans
4.000%, 03/01/20	2,248	2,228
CITY NATIONAL ROCHDALE FUNDS | 14

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Univision Comm (fka Umbrella), TL C-3 (2013 Inc. Term Loans)
4.000%, 03/01/20	$1,326	$1,315

Total Broadcasting		16,330

Building Materials [0.1%]
Cemex
4.683%, 02/14/17(G)	1,469	1,462

Cable/Wireless Video [1.9%]
Altice Financing, Term Loan B
5.500%, 07/02/19	3,762	3,790
Altice Financing, Term Loan B 2022
5.250%, 01/28/22	230	230
Cablevision Systems Corp, Term Loan B - 2013
2.672%, 04/17/20	950	939
Cequel Communications, LLC, Term Loan B 2012
3.500%, 02/10/19	1,125	1,119
Charter Comm Operating, LLC, Term Loan A1
2.160%, 04/22/18	439	435
Charter Comm Operating, LLC, Term Loan E
3.000%, 04/10/20	1,906	1,883
Intelsat Jackson Holdings, Term Loan B2
3.750%, 06/30/19	1,743	1,729
Liberty Cablevision of Puerto Rico, First Lien Term Loan
4.500%, 12/24/21	355	354
Liberty Cablevision of Puerto Rico, Second Lien - 2014
7.750%, 06/26/23	215	215
Liberty Cablevision of Puerto Rico, Term Loan B-1
3.500%, 01/07/22	1,835	1,817
M7 Group
0.000%, 06/17/21	1,000	1,116
MCC Iowa (Broadband), Term Loan G
4.000%, 01/20/20	253	252
MCC Iowa (Broadband), Term Loan H
3.250%, 01/22/21	1,280	1,265
MCC Iowa (Broadband), Term Loan J
3.750%, 06/18/21	79	79
Quebecor Media, Term Loan B
3.250%, 08/17/20	1,579	1,549
Serbia Broadband (Telemach), Term Loan
9.000%, 06/19/19	3,000	3,430
UPC Financing, Term Loan AH
3.250%, 06/10/21	860	847

Description	Face Amount (000)	Value (000)

Virgin Media Invst Hlds Ltd, Term Loan F
3.500%, 06/07/23	$2,420	$2,394
Ziggo B.V., Term Loan B1
3.500%, 01/15/22	2,589	2,555
Ziggo B.V., Term Loan B2
3.500%, 01/15/22	1,668	1,646
Ziggo B.V., Term Loan B3
3.500%, 01/15/22	2,743	2,708

Total Cable/Wireless Video		30,352

Chemicals [1.3%]
Axalta Coating Systems US Holdings, Term Loan B - 2014
3.750%, 02/01/20	318	317
Chemours Co LLC, Term Loan B
3.750%, 05/12/22	605	602
Constantia Flexibles Cov-Lite, 1st Lien
4.750%, 04/30/22	163	163
4.750%, 04/30/22	837	837
Flint Group SA, Term Loan B-2
4.750%, 09/03/21	2,549	2,549
Flint Group SA, Term Loan C
4.750%, 09/03/21	423	423
Gemini HDPE LLC, Term Loan B
4.750%, 07/24/21	576	574
Huntsman International LLC, Term Loan C
2.460%, 06/30/16	332	331
Ineos Finance PLC, Term Loan
0.000%, 12/15/20 (G)	997	1,093
Ineos Group Holdings PLC, Dollar Term Loans - 2020
3.750%, 12/15/20	3,238	3,215
Ineos Group Holdings PLC, Term Loan - 2022
4.250%, 03/11/22	269	269
Klockner Pentaplast
4.000%, 04/22/20	2,000	2,232
MacDermid Holdings, LLC, Tranche B Term Loan
4.000%, 06/05/20	343	344
Minerals Technologies Inc., Term Loan B-1
0.000%, 05/09/21 (G)	1,274	1,273
Minerals Technologies Inc., Term Loan B-2
0.000%, 05/09/21	195	195
Perstorp Holding AB, Facility A (Mezzanine)
14.000%, 12/27/17	2,152	2,272
Polymer Group inc, Term Loan B
5.250%, 12/19/19	2,138	2,145
Styrolution, Term Loan B-1
6.500%, 11/07/19	1,114	1,120
CITY NATIONAL ROCHDALE FUNDS | 15

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Trinseo Materials Operating S.C.A (fka Styron), Term Loan B
4.250%, 11/05/21	$250	$250
Univar, Term Loan B
0.000%, 06/24/22 (G)	490	489

Total Chemicals		20,693

Consumer Non-Durables [0.2%]
Eastman Kodak Company, Exit Term Loan
7.250%, 09/03/19	333	333
Kate Spade & Company, Term Loan B
4.000%, 04/09/21	268	265
Libbey Glass Inc., Term Loan B
3.750%, 04/09/21	248	247
Party City Holdings Inc., 2014 Replacement Term Loans
4.000%, 07/27/19	225	224
4.000%, 07/27/19	194	193
4.000%, 07/27/19	29	29
4.000%, 07/27/19	39	39
4.000%, 07/27/19	29	30
Spectrum Brands Inc, Term Loan
3.750%, 06/23/22	540	540
Varsity Brands (Hercules Achievement), Term Loan B
5.000%, 12/10/21	1,050	1,055
WNA Holdings, Inc, Term Loan - USD Borrower
4.500%, 06/07/20	71	71
WNA Holdings, Inc, TL (PolarPak) - CAD Borrower
5.500%, 06/07/20	136	135

Total Consumer Non-Durables		3,161

Diversified Media [1.6%]
Affinion Group Inc., Term Loan B
6.750%, 10/08/16	315	301
ALM Media, LLC, Term Loan B
5.500%, 07/29/20	216	209
Block Communication, Term Loan B
5.750%, 10/29/21	179	179
Bureau Van Dijk
5.216%, 09/17/21(G)	1,000	1,569
Deluxe Entertainment Services Group, Term Loan
6.500%, 02/28/20	573	552
Eden Bidco Limited (Top Right Group), Term Loan B
5.000%, 04/13/22	390	386
Emerald Expositions Holding, Inc., Term Loan B
4.750%, 06/17/20	281	281

Description	Face Amount (000)	Value (000)

Harland Clarke Holdings, Cov-Lite Term Loan B-4
6.000%, 08/04/19	$3,691	$3,695
Harland Clarke Holdings, Term Loan B3
7.000%, 05/22/18	4,862	4,874
Harland Clarke Holdings, Tranche B-2 TL
5.510%, 06/30/17	161	161
Houghton Mifflin Harcourt Publishers Inc., Term Loan B
4.000%, 05/28/21	195	194
Learfield Communications, 2014 Replacement Term Loan
4.500%, 10/09/20	167	167
Lions Gate Entertainment, Second Lien
5.000%, 03/17/22	740	739
Live Nation, Term Loan B
3.500%, 08/17/20	521	521
McGraw-Hill, Term Loan
3.750%, 03/22/19	195	195
MediArena Acquisition (Endemol), First Lien Term Loan
6.750%, 08/11/21	507	501
Merrill Communications LLC, Term Loan - 2022
6.250%, 05/27/22	480	478
Primacom, Second Lien
7.500%, 03/29/22	2,000	2,185
Regal Cinemas, Term Loan
3.750%, 03/25/22	470	470
Rovi Solutions Corporation, Term Loan B
3.750%, 07/02/21	411	407
Tribune Media Company, Term Loan B
0.000%, 12/27/20	1,950	1,949
TWCC Hld Corp-Weather Channel, Term Loan B-1
5.750%, 02/11/20	269	265
Village Roadshow Limited, Ultimates Facility Tranche A-2
4.750%, 11/21/17	701	698
Warner Music Group Corp., Term Loan - 2013
3.750%, 07/01/20	1,022	1,005
WME IMG Holdings LLC, Second Lien
8.250%, 05/06/22	360	350
WME IMG Holdings LLC, Term Loan B
5.250%, 05/06/21	3,287	3,277

Total Diversified Media		25,608

Energy [1.4%]
Alon USA Inc, MLP Term Loan
9.250%, 11/26/18 (G)	550	553
CITY NATIONAL ROCHDALE FUNDS | 16

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Azure Midstream Holdings LLC, Term Loan B
7.500%, 11/15/18	$243	$241
BlackBrush Oil & Gas, L.P., Second Lien
8.750%, 07/21/21	365	336
Chief Exploration & Development LLC, Second Lien
7.500%, 05/16/21	570	535
CITGO Petroleum Corp., Term Loan B
4.500%, 07/23/21	357	356
CITGO Petroleum Corp., Term Loan B 2015
9.500%, 05/09/18	1,672	1,675
Drillships Financing Holding Inc.,, Term Loan B1
6.000%, 03/31/21	2,116	1,721
EMG Utica, Term Loan
4.750%, 03/27/20(G)	692	675
Energy Transfer Equity LP, Term Loan B
3.250%, 12/02/19	4,555	4,512
Energy Transfer Equity LP, Term Loan C
4.000%, 12/02/19	539	539
EP Energy (aka Everest Acquisition), Term Loan B-3
3.500%, 05/24/18	644	639
Frac Tech International, Term Loan B - 2014
5.750%, 04/16/21	641	513
Glenn Pool Oil , Term Loan
4.500%, 05/02/16	335	333
Harvey Gulf Int'l Marine, Term Loan B
6.750%, 06/18/20 (F)	1,238	993
KCA Deutag, Term Loan
6.250%, 05/15/20	263	225
MEG Energy Corp, Term Loan B - 2013
3.750%, 03/31/20	151	147
New World Resources
7.018%, 10/07/16 (F)(J)	300	334
Obsidian Natural Gas Trust
7.000%, 11/02/15	212	212
Osum Production Corp., Term Loan B
6.500%, 07/31/20(F)	1,138	988
Pacific Drilling, Term Loan B
4.500%, 05/18/18	562	451
Paradigm, Term C Loan
4.750%, 07/24/19	183	167
Petroleum Geo-Services, Term Loan B
3.250%, 03/19/21	392	352
Philadelphia Energy Solutions, Term Loan
6.250%, 04/04/18	357	355

Description	Face Amount (000)	Value (000)

Seadrill Operating LP, Term Loan B
4.000%, 02/21/21	$1,372	$1,033
Sheridan Production Partners, Term Loan II-A
4.250%, 12/16/20	37	33
Sheridan Production Partners, Term Loan II-M
4.250%, 12/16/20	14	12
Sheridan Production Partners, Term Loan II-SIP
4.250%, 12/16/20	267	235
Southcross Holdings Borrower LP, Term Loan B
6.000%, 07/29/21	178	173
Stonewall Gas Gathering LLC, Loan
8.750%, 01/28/22	479	482
Templar Energy LLC, Second Lien - 2014
8.500%, 11/25/20	4,345	3,189
Vantage Drilling Co (Offshore), Term Loan
5.000%, 10/25/17 (F)	527	367
Vantage Drilling Co (Offshore), Term Loan B (2013)
5.750%, 03/28/19 (F)	493	299
Veresen Midstream LP, Initial Term Loan
5.250%, 02/25/22	130	131
Western Refining, Term Loan B
4.250%, 11/12/20	356	354

Total Energy		23,160

Financial [1.8%]
Alliant Holdings Inc., Term B Loan
5.000%, 12/07/19	289	290
American Capital Holdings, Inc., Term Loan B - 2017
3.500%, 08/22/17	381	380
Aruba Investments, First Lien
0.000%, 02/02/22 (G)	1,000	1,115
Clipper Acquisitions (aka TCW), Initial Term Loan
3.000%, 02/06/20	219	216
Compass Investors Inc. (USI), Term Loan
4.250%, 12/27/19	346	345
Delos, Term Loan B
3.500%, 03/06/21	370	369
Dubai World
3.760%, 09/30/22	11,646	10,287
1.000%, 09/30/18	7,191	6,280
Foncia Groupe, Term Loan D
4.500%, 06/01/18	1,964	2,187
4.250%, 03/24/21	1,000	1,112
Grosvenor Capital Mngt Hlgs LLP, Cov-Lite Term Loan
3.750%, 01/04/21	243	240
CITY NATIONAL ROCHDALE FUNDS | 17

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Hub International Holdings, Initial Term Loan
4.000%, 10/02/20	$349	$346
Hyperion Insurance Group Ltd, Term Loan B
5.500%, 03/26/22	244	245
Ineos U.S. Finance LLC, 1st Lien
3.250%, 03/11/22	1,000	1,100
Ion Trading Technologies, Term Loan
4.500%, 06/04/21(G)	1,800	2,000
iStar Financial Inc., Term Loan A-2 - 2012
7.000%, 03/19/17	128	133
Optimal Payments Ltd.
0.000%, 01/22/21 (G)	2,000	2,210
RCS Capital Corporation, Term Loan
6.500%, 04/29/19	497	497
Starwood Property Trust, Inc., Term Loan
3.500%, 04/17/20	446	443
Victory Capital Management, Term Loan B
7.000%, 10/31/21	274	274

Total Financial		30,069

Food and Drug [0.3%]
Albertsons, LLC, Term Loan B-2
5.375%, 03/21/19	1,587	1,593
Albertsons, LLC, Term Loan B-3
4.000%, 08/09/19	316	317
Albertsons, LLC, Term Loan B-4
5.500%, 08/25/21	125	125
New Albertsons's, Inc., Term Loan
4.750%, 06/27/21	546	546
Rite Aid Corporation, Second Lien - Tranche 1 Term Loans
5.750%, 07/07/20	1,085	1,095
Rite Aid Corporation, Second Lien - Tranche 2 Term Loans
4.875%, 06/21/21	440	440
Supervalu Inc., Term Loan B - 2013
4.500%, 03/21/19	1,303	1,305

Total Food and Drug		5,421

Food/Tobacco [0.9%]
Agrokor
9.500%, 06/04/18	3,500	3,927
Burger King (1011778 B.C. / New Red), Term Loan B 2015
3.750%, 12/10/21	997	995
Deoleo, Term Loan
4.500%, 06/02/21	3,000	3,247
HJ Heinz, Term Loan B1
3.000%, 06/07/19	1,931	1,930

Description	Face Amount (000)	Value (000)

HJ Heinz, Term Loan B2
3.250%, 06/05/20	$1,546	$1,545
JBS USA LLC, Term Loan B-2
3.750%, 09/18/20	290	289
Landry's Inc., Term Loan B
4.000%, 04/19/18	578	579
Post Holdings Inc, Term Loan B
3.750%, 06/02/21	945	941
United Biscuits
5.317%, 12/10/21	1,000	1,571

Total Food/Tobacco		15,024

Forest Prod/Containers [0.5%]
Anchor Glass Container Corporation, Term Loan B
4.250%, 05/14/21	310	310
Ardagh Holdings USA Inc., Incremental Term Loan B
4.000%, 12/17/19	988	984
Berry Plastics Corp., Term Loan D
3.500%, 02/08/20	2,840	2,825
Caraustar Industries, Inc., Term Loan B
7.500%, 05/01/19	140	139
CD&R Millennium LLC (Mauser), Second Lien
8.750%, 07/31/22	150	149
Oak Tea Inc.
3.500%, 07/02/21(G)	2,000	2,233
Reynolds Group Holdings, Term Loan B - 2013
4.000%, 12/01/18	1,856	1,861
SIG Combibloc (Onex Wizard), Term Loan B
4.250%, 03/11/22	214	214

Total Forest Prod/Containers		8,715

Gaming/Leisure [2.1%]
Amaya, First Lien Term Loan
5.000%, 08/01/21	511	510
Belmond Interfin Ltd., Term Loan
4.000%, 03/19/21	395	394
Boyd Gaming Corp, Term Loan B
4.000%, 08/14/20	185	186
Caesars Entertainment Op Co Inc, Prop Co Term Loan
7.000%, 10/11/20	1,398	1,265
Caesars Entertainment Op Co Inc, Term Loan B-4
10.500%, 01/28/15	116	105
Caesars Entertainment Op Co Inc, Term Loan B-6 Extended
9.500%, 01/28/18	4,097	3,665
Caesars Entertainment Op Co Inc, Term Loan B7
9.750%, 03/01/17	751	653
CITY NATIONAL ROCHDALE FUNDS | 18

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

CCM Merger (Motor City), Term Loan B - new
4.500%, 08/06/21	$1,676	$1,678
Clubcorp Club Operations, Term Loan
4.250%, 07/24/20	270	270
Diamond Resorts Corp, Cov-Lite Term Loan
5.500%, 05/09/21	1,398	1,399
Four Seasons Holdings Inc., Second Lien
6.250%, 12/27/20	150	150
Four Seasons Holdings Inc., Term Loan (12/13)
3.500%, 06/27/20	927	928
Gala Group Finance Ltd., First Lien
5.507%, 05/25/18	2,410	3,777
Global Cash Access, Term Loan B
6.250%, 11/25/20	401	404
Hilton Worldwide Finance, LLC., Term Loan B-1
3.500%, 10/26/20	7,005	7,007
La Quinta Intermediate Holdings, Term Loan B
4.000%, 04/14/21	550	549
LTF Merger Sub, Inc., Term Loan
4.250%, 06/03/22	580	575
Mohegan Tribal Gaming, Term Loan B
5.500%, 11/19/19	222	220
NCL Corp Ltd, Term Loan B
4.000%, 11/05/21	174	175
Nordic Cinema
0.000%, 06/10/22	2,000	2,207
Parques, Term Loan
5.000%, 03/26/19	3,000	3,329
Playa Resorts Holding, Term Loan B
4.000%, 08/09/19	187	186
Scientific Games Inc., Term Loan B
4.250%, 10/18/20	149	149
4.250%, 10/18/20	895	894
4.250%, 10/18/20	1,517	1,516
Shingle Springs Tribal, Term Loan B
6.250%, 08/29/19	133	134
Six Flags Theme Parks Inc., Term Loan B
0.000%, 06/29/22	1,035	1,035

Total Gaming/Leisure		33,360

Healthcare [3.1%]
Aenova
5.000%, 09/29/20	2,000	2,223

Description	Face Amount (000)	Value (000)

Air Medical Group Holdings, Inc., Term Loan B
4.500%, 04/15/22	$1,000	$992
Alere Inc., Term Loan A
0.000%, 06/11/20	290	289
Allscripts Healthcare Solutions Inc, Term Loan A1
2.920%, 06/28/18	425	424
Amdipharm Mercury Ltd.
5.250%, 11/07/19	2,000	3,143
Capella Healthcare, Inc., Term Loan
5.250%, 12/16/21	393	392
Carestream Health Holdings, Inc., Term Loan
5.000%, 06/05/19	1,192	1,190
Catalent Pharma, Term Loan
4.250%, 05/07/21	990	1,103
CDRH (Healogics), Term Loan B
5.250%, 07/01/21	357	356
Community Health Systems, Inc., Term Loan A - 2019
2.671%, 01/25/19	3,600	3,571
Community Health Systems, Inc., Term Loan F
3.425%, 01/25/18	2,494	2,492
Community Health Systems, Inc., Term Loan G
3.750%, 12/31/19	820	820
Community Health Systems, Inc., Term Loan H
4.000%, 01/27/21	1,310	1,311
ConvaTec Healthcare, First Lien
0.000%, 12/22/16 (G)	3,000	3,341
ConvaTec Healthcare, Term Loan B
4.250%, 12/30/16	540	539
DJO Finance LLC, Term Loan B
4.250%, 06/08/20	150	150
DPX Holdings B.V., Term Loan B
4.250%, 03/11/21	1,772	1,757
Endo Pharmaceutical, Asset Sale Bridge
0.000%, 06/24/16	590	589
Endo Pharmaceutical, Term Loan B
0.000%, 06/24/22	2,005	2,009
Genoa-QoL Acquisitions Corp, Second Lien
1.400%, 04/21/23	55	55
Gesundheits
4.750%, 07/25/21(G)	1,000	1,112
Grifols, Inc, Term Loan B
3.180%, 02/27/21	1,787	1,785
Halyard Health, Inc., Term Loan B
4.000%, 10/01/21	317	319
CITY NATIONAL ROCHDALE FUNDS | 19

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Iasis Healthcare Corporation, Term Loan B - 2013
4.500%, 05/03/18	$261	$261
IMS Healthcare, Term Loan B - 2021
3.500%, 03/17/21	171	170
Indivior Finance S.Ã r.l., Term Loan B
7.000%, 12/19/19	569	554
inVentiv Health, Inc., Term B-4 Loan
7.750%, 05/15/18	475	476
Kindred Healthcare Inc., Term Loan B
4.250%, 04/09/21	463	463
Kinetic Concepts, Term Loan E-1
4.500%, 05/04/18	259	259
LGC Science Holdings, Term Loan
4.000%, 03/12/21(G)	3,000	3,328
MultiPlan Inc, Term Loan
3.750%, 03/31/21(E)	946	940
P2 Lower Acq. (Progressive), Term Loan
5.500%, 10/22/20	1,493	1,495
Par Pharmaceuticals, Term B-2 Loan
4.000%, 09/30/19	973	971
Par Pharmaceuticals, Term B-3 Loan
4.250%, 09/30/19	234	234
PharMedium Healthcare Corporation, First Lien Term Loan
4.250%, 01/28/21	361	357
Regional Care (aka RCHP, Inc.), Second Lien
10.500%, 10/23/19	95	95
Regional Care (aka RCHP, Inc.), Term B-2 Loan
6.000%, 04/23/19	968	962
Royalty Pharma (aka RPI), Term Loan B-4
3.500%, 11/09/20	1,495	1,496
Siemens Audiology Solutions
5.500%, 12/10/21	1,000	1,117
Valeant Pharmaceuticals International, Series C-2 TLB
3.500%, 12/11/19	756	753
Valeant Pharmaceuticals International, Series D-2 TLB
3.500%, 02/13/19	309	308
Valeant Pharmaceuticals International, Series E Tranche B Term Loan
3.500%, 06/26/20	3,706	3,689

Description	Face Amount (000)	Value (000)

Valeant Pharmaceuticals International, Series F-1 Tranche B Term Loan
4.000%, 04/01/22	$2,873	$2,868

Total Healthcare		50,758

Housing [0.1%]
ABC Supply Company, Term Loan B
3.500%, 04/16/20	822	818
Continental Building Products LLC, First Lien Term Loan
4.000%, 08/28/20	287	286
DTZ US Borrower LLC, Term Loan
5.500%, 11/04/21	328	329
QUIKRETE Holdings, Inc., First Lien Term Loan
4.000%, 09/28/20	269	269
Realogy Corporation, New Term Loan B
3.750%, 03/05/20	313	312

Total Housing		2,014

Industrials [0.1%]
Delachaux
5.250%, 09/25/21(G)	500	785
Interpipe Ukraine
6.255%, 03/06/16 (F)	3,524	1,057

Total Industrials		1,842

Information Technology [2.2%]
Aricent Technologies, Term Loan
5.500%, 04/14/21	426	430
Arris Group, Inc., Term Loan B
3.250%, 04/17/20	574	573
Avago Technologies Finance, Term Loan B
3.750%, 05/06/21	1,870	1,872
Avaya Inc., Term B-6 Loans
6.500%, 03/31/18	908	903
Avaya Inc., Term Loan B-7
6.250%, 05/29/20	2,587	2,497
Blackboard Inc, Term Loan B3
4.750%, 10/04/18	881	877
CDW LLC, Term Loan
3.250%, 04/29/20	1,181	1,170
CompuCom Systems, Inc., Term Loan B
4.250%, 05/07/20	136	126
Dell Inc, Term Loan B
4.500%, 04/29/20	3,299	3,298
Dell Inc, Term Loan C
3.750%, 10/29/18	609	609
eResearch Technology, Inc., Term Loan
4.500%, 05/06/22	290	289
CITY NATIONAL ROCHDALE FUNDS | 20

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Fidji Luxembourg (BC3) S.Ã r.l., Term Loan
6.250%, 12/24/20	$228	$227
Freescale Semiconductor, Tranche B4 Term Loan
4.250%, 02/28/20	2,989	2,989
Infor (US) , Term Loan B-3
3.750%, 06/03/20	187	184
Infor (US), Term Loan B-5
3.750%, 06/03/20	883	870
Informatica, Term Loan
0.000%, 06/03/22 (G)	1,000	1,113
Internap Network Services, Term Loan
6.000%, 11/26/19	310	313
iParadigms Holdings LLC, First Lien Term Loan
5.000%, 07/23/21	253	250
IPC Corp., Term B-1 Loans
5.500%, 08/06/21	279	277
Microsemi Corporation, Term Loan B-1
3.250%, 02/19/20	—	—
Mitel Networks Corporation, Term Loan B 2015
5.000%, 04/13/22	660	663
Nuance Communications, Term Loan
2.920%, 08/07/19	186	184
On Semiconductor Corp, Term Loan
1.980%, 01/02/18 (F)	488	475
Presidio, Inc., Term Loan - 2022
4.250%, 02/02/22	594	594
Riverbed Technology, Inc., Term Loan B
6.000%, 04/24/22	678	685
Scout24 Holdings
4.250%, 12/12/20	2,000	2,227
Sophia LP, Term Loan B-1
4.000%, 07/19/18	475	474
Southern Graphics Inc., Term Loan - 2013
4.250%, 10/17/19	204	203
SS&C Technologies, Term Loan B-1 (2022)
0.000%, 06/29/22 (G)	2,077	2,076
SS&C Technologies, Term Loan B-2 (2022)
0.000%, 07/08/22 (G)	468	468
Technicolor, Term Loan
5.500%, 07/11/20	3,800	3,802
The Active Network, Inc., First Lien Term Loan
5.500%, 11/13/20	108	107
TransUnion LLC, Term Loan B-2
3.750%, 04/09/21	439	435

Description	Face Amount (000)	Value (000)

Vertafore, Inc., Term Loan - 2013
4.250%, 10/03/19	$275	$275
ViaWest Inc - Shaw, Term Loan B
4.500%, 03/25/22	270	271
Zebra Technologies Corp, Term Loan B
4.750%, 09/30/21(G)	3,455	3,489

Total Information Technology		35,295

Manufacturing [0.5%]
Alliance Laundry, Term Loan - 2013
4.250%, 12/07/18	653	653
Brand Energy & Infrastructure, Term Loan B
4.750%, 11/26/20	1,823	1,777
CommScope, Inc, Term Loan B
3.750%, 12/29/22	195	195
Doosan Infracore, Term Loan B
4.500%, 05/28/21	352	353
Generac Power Systems Inc, Term Loan B
3.250%, 06/22/18	170	169
LTI Boyd Corporation, Second Lien
10.250%, 04/17/23	500	492
LTI Boyd Corporation, Term Loan
5.250%, 04/15/22	500	501
Mirror Bidco Corp. (Dematic), Cov-Lite Term Loan
4.250%, 12/28/19	293	291
Otter Products, LLC, Term Loan B
5.750%, 06/03/20	340	340
Signode Industrial Group US Inc., Term Loan B
3.750%, 05/01/21	1,356	1,339
TTM Technologies, Term Loan
5.000%, 05/07/21	535	526
Utex Industries, First Lien Term Loan
5.000%, 05/14/21	1,317	1,215

Total Manufacturing		7,851

Metals/Minerals [0.6%]
Atkore International, Inc., Term Loan
4.500%, 04/09/21	356	344
Atlas Iron Limited, Term Loan
8.750%, 12/10/17 (F)	117	41
Dynacast International LLC, Term Loan B-1
4.500%, 01/28/22	364	363
Fortescue Metals Group (FMG), Cov-Lite Term Loan
3.750%, 06/30/19	7,963	7,055
CITY NATIONAL ROCHDALE FUNDS | 21

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Novelis Inc., Incremental Term Loan
4.000%, 06/02/22	$1,230	$1,223
Peabody Energy Corp, Term Loan B
4.250%, 09/24/20	—	—

Total Metals/Minerals		9,026

Retail [1.8%]
Abercrombie & Fitch Management Co., Term Loan B
4.750%, 07/30/21	995	973
AS Adventure
0.000%, 04/12/22	1,000	1,544
AS Adventure, Term Loan B
2.000%, 04/01/22	2,000	2,212
BJ's Wholesale Club Inc, Second Lien Term Loan
8.500%, 03/26/20	535	539
Capital Automotive LP, Second Lien
6.000%, 04/30/20(G)	1,530	1,551
Capital Automotive LP, Term Loan - 2013
4.000%, 04/10/19	1,920	1,923
CWGS Group, LLC, Term Loan
5.750%, 02/20/20	952	956
Dollar Tree Inc, Term Loan B-1
3.500%, 03/09/22	2,735	2,733
Dollar Tree Inc, Term Loan B-2
4.250%, 03/09/22	1,365	1,360
HMK Intermediate Hldg (Sleepys), Term Loan
5.000%, 03/30/19	323	321
Hudson's Bay Company, Term Loan B
4.750%, 11/04/20	171	171
J Crew Group Inc, Term Loan B
4.000%, 03/05/21	811	698
JC Penney, Term Loan B
6.000%, 05/21/18	3,465	3,455
Jo-Ann Stores, Inc., Initial Loans
4.000%, 03/16/18	601	581
Michaels Stores, Term Loan B
3.750%, 01/28/20	353	351
Neiman Marcus (fka Mariposa), New Term Loan
4.250%, 10/25/20	2,447	2,430
Petco Animal Supplies Inc, Term Loan B - 2013
4.000%, 11/24/17	370	370
Petsmart (fka Argos Merger), Term Loan B-1
4.250%, 03/10/22	1,710	1,705
Sears Roebuck Acceptance Corp., Term Loan B
5.500%, 06/30/18(G)	2,187	2,154
Staples Inc, Term Loan B
2.750%, 04/23/21	600	599

Description	Face Amount (000)	Value (000)

Toys R Us Property Company, Initial Term Loan
6.000%, 08/21/19	$1,350	$1,282
Toys R Us-Delaware, Inc., FILO CAD Term Loan
8.250%, 10/09/19	125	125
Toys R Us-Delaware, Inc., FILO US Term Loan
8.250%, 10/09/19	155	155
Toys R Us-Delaware, Inc., Term Loan B-3
5.250%, 05/25/18	33	27
Toys R Us-Delaware, Inc., Term Loan B4
9.750%, 04/09/20	1,335	1,248

Total Retail		29,463

Service [2.9%]
4L Technologies Inc., Term Loan B
5.500%, 05/08/20	64	64
Advanced Disposal Services, Term Loan B-2
3.750%, 10/09/19	1,110	1,096
AHT Cooling
4.271%, 11/19/20	1,000	1,108
AI Avocado BV
4.000%, 10/08/21	1,000	1,113
Asurion Corporation, Incremental Term Loan B-2
4.250%, 07/08/20	1,254	1,249
Asurion Corporation, Incremental Tranche B-1
5.000%, 05/24/19	3,660	3,665
Asurion Corporation, Second Lien
8.500%, 03/03/21	1,761	1,787
Asurion Corporation, Term Loan B3
3.750%, 03/03/17	150	149
Busy Bees Nurseries Ltd., Term Loan
2.100%, 04/29/22	1,000	1,572
Callcredit Information Group, 1st Lien
5.183%, 02/12/21(G)	3,000	4,664
Digital River, Inc., Term Loan
7.500%, 02/13/21	305	307
DigitalGlobe Inc., Term Loan B
3.750%, 01/31/20	443	443
Dorna Sports, Term Loan
4.172%, 04/30/21(G)	2,000	2,222
Environmental Resources, Term Loan
5.000%, 05/09/22	2,000	1,995
5.000%, 05/07/21	2,000	1,980
Evertec Group, LLC, Term Loan A
2.700%, 04/17/18	540	529
CITY NATIONAL ROCHDALE FUNDS | 22

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Evertec Group, LLC, Term Loan B
3.500%, 04/17/20	$92	$90
First Data Corporation, 2018 New Dollar Term Loan
3.687%, 03/23/18	4,425	4,407
First Data Corporation, 2018B Second New Term Loan
3.687%, 09/24/18	805	802
First Data Corporation, 2021 Extended Dollar Term Loan
4.168%, 03/24/21	1,745	1,747
First Data Corporation, Term Loan B
0.000%, 06/24/22 (G)	220	219
Interactive Data Corporation, Term Loan B - 2014
4.750%, 05/02/21	1,460	1,464
iQor US Inc., Term Loan B
6.000%, 04/01/21	1,047	969
LS Deco LLC, Term Loan B
4.500%, 05/21/22	195	196
Nets Holdings, Term Loan
4.250%, 05/04/21	3,000	3,332
PHS, First Lien
0.000%, 04/17/20	2,000	1,938
PODS LLC, Term Loan B
5.250%, 01/28/22	185	185
PrePaid Legal Services, Inc., Term Loan B
6.250%, 07/01/19(G)	137	138
Redtop Acquisitions Limited, First Lien Term Loan
4.500%, 12/03/20	311	310
Redtop Acquisitions Limited, Second Lien
8.250%, 06/03/21	188	188
Securitas Direct, Term Loan
3.710%, 08/30/19(G)	3,000	3,453
Sedgwick, Inc., First Lien Term Loan
3.750%, 03/01/21	1,490	1,465
Sedgwick, Inc., Second Lien
6.750%, 02/28/22	760	745
Spin Holdco (Coinmach), Term Loan B
4.250%, 11/14/19	108	108
STG-Fairway Acq. - First Advantage, Term Loan B - new
0.000%, 06/29/22 (G)	2,080	2,054

Total Service		47,753

Sovereign [0.8%]
Arab Republic of Egypt
4.479%, 01/04/21(F)(H)	3,000	2,848
Republic of Angola
6.600%, 12/14/23	7,000	6,991

Description	Face Amount (000)	Value (000)

Tanzania Term Loan
6.131%, 03/03/20	$4,000	$3,998

Total Sovereign		13,837

Telecommunications [1.8%]
Cable & Wireless Communications PLC (Sable), Term Loan
5.500%, 11/25/16	683	682
Cable & Wireless Communications PLC (Sable), Term Loan Unsecured
6.500%, 11/25/16	1,060	1,063
Cincinnati Bell Inc., Term Loan B - 2013
4.000%, 09/10/20	263	263
4.000%, 09/10/20	263	263
4.000%, 09/10/20	909	908
Datapipe, Term Loan B
5.250%, 03/15/19	108	107
Eircom Finco, Term Loan
4.582%, 09/30/19(G)	3,002	3,275
Frontier Communications, Term Loan A
3.050%, 10/14/16	3,176	3,144
Integra Telecom, Term Loan B - new
5.250%, 08/14/20	673	668
Level 3 Communications, Term Loan B-3 -2019
4.000%, 08/01/19	735	735
Level 3 Communications, Term loan B-4 - 2020
4.000%, 01/15/20	3,665	3,664
LTS Buyer LLC (Light Tower), Term Loan
4.000%, 04/13/20	802	796
Numericable U.S. LLC, Term Loan B-1
4.500%, 05/21/20	3,661	3,669
Numericable U.S. LLC, Term Loan B-2
4.500%, 05/21/20	3,167	3,174
Sky Bet, Cov-Lite, First Lien Term Loan
6.500%, 02/09/22	1,000	1,568
Telenet Communications
3.500%, 05/01/23	2,000	2,213
Telx Group, Term Loan B (2014)
4.500%, 04/09/20	564	561
Zayo Group LLC, Term Loan B - 2012
4.000%, 07/02/19	2,404	2,382

Total Telecommunications		29,135

Textile & Apparel Mfg. [0.1%]
Vivarte, BOND
0.000%, 10/29/19	1,000	1,146
CITY NATIONAL ROCHDALE FUNDS | 23

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Transportation [0.5%]
Allison Transmission Inc, Term Loan B3 (2013)
3.500%, 08/23/19	$1,635	$1,637
Chrysler Automotive, 2014 Term Loan B
3.250%, 12/31/18	1,481	1,476
Chrysler Group
4.250%, 05/24/17(G)	873	871
Commercial Barge Line Company, Term Loan B
7.500%, 09/22/19	1	1
7.500%, 09/22/19	293	292
CS Intermedia Holdco 2 LLC, Term Loan
4.000%, 04/04/21	282	281
FleetPride, Term Loan B
5.250%, 11/15/19	210	208
Key Safety Systems, Inc, First Lien Term Loan
4.750%, 07/25/21	184	184
MPG Holdco (Metaldyne), Term Loan B
3.750%, 10/20/21	363	362
Navios Maritime Midstream Partners LP, Term Loan
0.000%, 06/15/20	145	144
Navios Maritime Partners LP, Term Loan B
5.250%, 06/27/18	332	330
Schaeffler Finance BV, Term Loan E
3.750%, 05/15/20	1,035	1,039
Tower Auto Holdings, Term Loan B - 2020
4.000%, 04/23/20	209	208
Travelport, Term Loan B
5.750%, 09/02/21	378	378
Visteon Corporation, Term Loan B
3.500%, 04/09/21	312	311
Wabash National Corporation, Term Loan B
4.250%, 03/16/22	324	325

Total Transportation		8,047

Utility [0.9%]
Bronco Midstream Funding, LLC, Term Loan B
5.000%, 08/15/20	1,062	1,044
Calpine, Construction TL B1 (2020)
3.000%, 05/03/20	147	144
Calpine, Construction TL B2 (2022)
3.250%, 01/31/22	1,083	1,066
Calpine, Term Loan B3
4.000%, 09/27/19	1,553	1,551
Calpine, Term Loan B4
4.000%, 10/31/20	830	828

Description	Face Amount (000)	Value (000)

Calpine, Term Loan B5
3.500%, 05/20/22	$885	$876
EFS Cogen Holdings I LLC, Term Loan
3.750%, 12/17/20	235	235
Empire Generating Co, LLC, Term Loan B
5.250%, 03/12/21	1,498	1,431
Empire Generating Co, LLC, Term Loan C
5.250%, 03/12/21	110	105
ExGen Renewables I, LLC, Term Loan
5.250%, 02/06/21	357	361
Green Energy Partners / Stonewall LLC, Term Loan B-1
6.500%, 11/12/21	205	207
La Frontera Generation LLC, Term Loan B
4.500%, 09/30/20	1,480	1,467
Longview Power
6.000%, 04/13/20	1,500	1,495
Panda Temple Power II, LLC, Term Loan
7.250%, 04/03/19	150	141
Power Buyer, LLC, Delay Draw
4.250%, 05/06/20(G)	65	65
Power Buyer, LLC, Second Lien
8.250%, 11/06/20	180	177
Power Buyer, LLC, Term Loan
4.250%, 05/06/20	520	519
Terra-Gen Finance Company, LLC, Term Loan B
5.250%, 11/26/21	324	323
Texas Competitive Electric, Extended Term Loan
4.668%, 10/10/17	1,010	579
TPF Generation Holdings, Term Loan B - 2013
4.750%, 12/31/17	910	872
Viva Alamo LLC, Term Loan B
5.250%, 02/22/21	460	452

Total Utility		13,938

Wireless Communications [0.3%]
Aircell Business Aviation Services LLC (GOGO), Term Loan - B-2
7.500%, 03/21/18	227	227
Aircell Business Aviation Services LLC (GOGO), Term Loan B
11.250%, 06/21/17	1,941	2,009
Crown Castle Int'l, Extended Increm Tranche B2
3.000%, 01/31/21	1,417	1,407
nTelos, Term Loan B
5.750%, 11/09/19	926	810
CITY NATIONAL ROCHDALE FUNDS | 24

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)/Acquisition Cost	Value (000)

Syniverse Technologies, Inc., Old Term Loan B - Initial Term Loans
4.000%, 04/23/19	$230	$217
Syniverse Technologies, Inc., Tranche B Term Loan
4.000%, 04/23/19	652	613

Total Wireless Communications		5,283

Total Loan Participations
(Cost $502,614)		488,073

Life Settlement Contracts [9.0%] (F) (I) (J)*
American General Life #460L,
Acquired 05/30/2014	303	398
American General Life #508L,
Acquired 05/30/2014	2,595	2,657
American General Life #634L,
Acquired 05/30/2014	530	774
AXA Equitable Life #0474,
Acquired 11/04/2013	7,290	11,701
AXA Equitable Life #0932,
Acquired 11/04/2013	1,014	4,111
AXA Equitable Life #1600,
Acquired 05/30/2014	1,436	1,724
AXA Equitable Life #1616,
Acquired 05/30/2014	3,254	3,672
AXA Equitable Life #1898,
Acquired 11/04/2013	441	351
AXA Equitable Life #4496,
Acquired 11/04/2013	115	738
AXA Equitable Life #7233,
Acquired 11/04/2013	395	1,284
AXA Equitable Life #7578,
Acquired 11/04/2013	2,104	2,991
AXA Equitable Life #7857,
Acquired 11/04/2013	2,297	4,666
AXA Equitable Life #8538,
Acquired 11/04/2013	1,333	2,576
AXA Equitable Life #9345,
Acquired 11/04/2013	143	438
Guardian Insurance #0346,
Acquired 11/04/2013	646	2,866
ING #3394,
Acquired 05/30/2014	3,687	4,039
ING Reliastar #1234,
Acquired 12/05/2013	1,067	3,358
ING Reliastar #1649,
Acquired 12/05/2013	61	1,287
ING Reliastar #4842,
Acquired 11/20/2013	921	3,841
ING Reliastar #776H,
Acquired 05/30/2014	1,518	1,726
John Hancock #0430,
Acquired 05/30/2014	2,418	3,292
John Hancock #0801,
Acquired 05/30/2014	1,564	2,039
John Hancock #1929,
Acquired 05/30/2014	3,813	4,871
John Hancock #2223,

Description	Face Amount (000)/Acquisition Cost	Value (000)

Acquired 11/19/2013	1,279	$2,866
John Hancock #5072,
Acquired 05/30/2014	1,409	1,692
John Hancock #5080,
Acquired 11/19/2013	313	1,782
John Hancock #5885,
Acquired 05/30/2014	894	943
John Hancock #6686,
Acquired 05/30/2014	3,035	2,580
John Hancock #6912,
Acquired 05/30/2014	1,065	1,233
Lincoln Benefit Life #9330,
Acquired 05/30/2014	5,482	4,088
Lincoln National #4654,
Acquired 05/30/2014	721	650
Lincoln National #9239,
Acquired 05/30/2014	2,181	2,529
Mass Mutual #1849,
Acquired 11/05/2013	2,926	3,910
Mass Mutual #5167,
Acquired 05/30/2014	63	812
Mass Mutual #5681,
Acquired 11/05/2013	288	1,394
Mass Mutual #5864,
Acquired 05/30/2014	4,668	4,567
Mass Mutual #6620,
Acquired 11/05/2013	222	1,506
Met Life #8MLU,
Acquired 05/30/2014	1,413	4,110
NY Life Insurance #5673,
Acquired 05/30/2014	3,334	4,335
Pacific Life #7850,
Acquired 05/30/2014	550	594
Penn Mutual #3106,
Acquired 05/30/2014	1,294	1,353
Phoenix Life #5555,
Acquired 05/30/2014	3,946	5,057
Phoenix Life #6161,
Acquired 05/30/2014	3,472	5,324
Phoenix Life #8499,
Acquired 05/30/2014	756	504
Phoenix Life #8509,
Acquired 05/30/2014	761	504
Principal Financial #6653,
Acquired 10/30/2013	306	792
Security Mutual Life #5380,
Acquired 10/30/2013	410	1,040
Transamerica #1708,
Acquired 10/28/2013	957	3,235
Transamerica #2275,
Acquired 10/28/2013	6,242	17,516
Transamerica #3426,
Acquired 11/12/2013	275	653
Transamerica #8205,
Acquired 10/28/2013	714	1,263
Union Central Life #4500,
Acquired 10/30/2013	790	3,755

Total Life Settlement Contracts
(Cost $88,711)		145,987
CITY NATIONAL ROCHDALE FUNDS | 25

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)/Shares	Value (000)

Sovereign Debt [1.2%]
Banque Centrale de Tunisie
5.750%, 01/30/25	$1,300	$1,268
Bosnia & Herzegovina Government International Bond
0.938%, 12/11/17(E)	1,678	1,642
City of Buenos Aires Argentina, MTN
8.950%, 02/19/21	200	205
Egyptian Paris Club
2.779%, 01/01/21 (F)	161	152
Financing of Infrastrucural Projects State Enterprise
9.000%, 12/07/17	3,500	1,720
Mozambique EMATUM Finance 2020 BV
6.305%, 09/11/20	3,604	3,350
Pakistan Government International Bond
6.750%, 12/03/19	500	513
Republic of Argentina
7.000%, 10/03/15	2,000	2,026
Republic of Belarus
8.750%, 08/03/15	2,500	2,471
Republic of Iraq
5.800%, 01/15/28	1,500	1,213
Senegal Government International Bond
8.750%, 05/13/21	2,000	2,220
United Republic of Tanzania
6.397%, 03/09/20(E)	1,000	1,011
Venezuela Government International Bond
9.250%, 05/07/28	1,500	574
7.650%, 04/21/25	1,500	547

Total Sovereign Debt
(Cost $19,279)		18,912

Closed-End Fund [0.9%]
Stone Ridge Reinsurance Risk Premium Interval Fund(F)	1,476,378	15,059

Total Closed-End Fund
(Cost $15,000)		15,059

Asset-Backed Securities [0.4%]
BT SPE (Acquired 07/06/11, Acquisition Cost $10,781,378)
9.250%, 06/06/16(F)(I)(J)	7,144	6,342
Sealane Trade Finance, Ser 2011-1X, Cl A
2.280%, 02/12/16(E)	93	84
Start CLO, Ser 2011-7A, Cl A
15.264%, 06/09/16(A) (E)	358	339

Total Asset-Backed Securities
(Cost $7,595)		6,765

Description	Face Amount (000)/Shares/Number of Warrants	Value (000)

Convertible Bonds [0.4%]
Coal Mining [0.0%]
Enercoal Resources Pte
6.000%, 04/07/18 (B)	$200	$30
New World Resources
4.000%, 10/07/20	326	37

Total Coal Mining		67

Food, Beverage & Tobacco [0.1%]
CEDC Finance International
10.000%, 04/30/18	1,599	975

Medical Products & Services [0.0%]
Bio City Development B.V
8.000%, 07/06/18 (B)(F)	1,000	540

Metal-Iron [0.0%]
London Mining Jersey
12.000%, 02/15/16 (B)(F)	1,500	77

Miscellaneous Business Services [0.3%]
DP World
1.750%, 06/19/24	3,800	4,123

Petroleum & Fuel Products [0.0%]
Gulf Keystone Petroleum
6.250%, 10/18/17	1,000	501

Total Convertible Bonds
(Cost $8,771)		6,283

Warrants [0.3%]
Central Bank of Nigeria,
Expires 11/15/20*	34,250	4,555
Gulf Keystone Petro,
Expires 04/18/17(F)*	661,000	33

Total Warrants
(Cost $6,033)		4,588

Common Stock [0.1%]
Energy [0.0%]
Aventine Renewable Energy Holdings (F) *	3,836	48
Lone Pine Resource (F)(J)*	9,355	—
Lone Pine Resource A(F)(J)*	9,355	17

Total Energy		65

Metals & Mining [0.1%]
New World Resources, Cl A *	44,276,198	383
Petropavlovsk	5,752,487	669

Total Metals & Mining		1,052

Petroleum & Fuel Products [0.0%]
InterOil Exploration and Production *	5,032,258	154

Services [0.0%]
A'Ayan Leasing (J) *	1,169,438	157
CITY NATIONAL ROCHDALE FUNDS | 26

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Shares	Value (000)

Astana Finance (F) *	208,618	$—

Total Services		157

Total Common Stock
(Cost $2,189)		1,428

Short-Term Investments [7.5%]
City National Rochdale Government Money Market Fund, 0.010%‡**	9,073,320	9,074
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	113,196,254	113,196

Total Short-Term Investments
(Cost $122,270)		122,270

Total Investments [99.2%]
(Cost $1,617,491)†		$1,612,426

Percentages are based on Net Assets of $1,625,953 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2015.
†	At June 30, 2015, the tax basis cost of the Fund’s investments was $1,617,491 (000), and the unrealized appreciation and depreciation were $73,279 (000) and $78,344 (000), respectively.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2015, the value of these securities amounted to $176,034 (000), representing 10.8% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Step Bond — The rate reported is the rate in effect on June 30, 2015. The coupon on a step bond changes on a specific date.
(D)	Payment in Kind.
(E)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2015.
(F)	Security is considered illiquid. The total market value of such securities as of June 30, 2015 was $186,073 (000) and represented 9.4% of net assets of the Fund.
(G)	Unsettled bank loan.
(H)	Rate shown is the effective yield at time of purchase.
(I)	Security is considered restricted. The total market value of such securities as of June 30, 2015 was $152,329 (000) and represented 11.4% of net assets of the Fund.
(J)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of June 30, 2015 was $152,837 (000) and represented 9.4% of net assets of the Fund.

CHF — Swiss Franc
Cl — Class CLO — Collateralized Loan Obligation
GBP — British Pound Sterling
EUR — Euro
LLC — Limited Liability Corporation
LP — Limited Partnership LLP — Limited Liability Partnership MLP — Master Limited Partnership
MTN — Medium Term Note
NY — New York
PLC — Public Limited Company
SA — Special Assessment
Ser — Series
SPE — Special Purpose Entity
USD — United States Dollar
Amounts designated as "—" are either $0 or have been rounded to $0.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized (Depreciation) (000)
7/13/15	CHF	2,299	USD	2,265	$(195)
7/17/15	USD	374	EUR	335	–
7/17/15-7/31/15	GBP	28,943	USD	44,625	(841)
7/17/15-9/1/15	EUR	91,586	USD	100,752	(1,401)
					$(2,437)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

	Currency to	Currency to	Unrealized
	Deliver	Receive	Depreciation
Counterparty	(000)	(000)	(000)
US Bank	(150,454)	148,017	$(2,437)

For the period ended June 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$803,061	$—	$803,061
Loan Participations	—	485,225	2,848	488,073
Life Settlement Contracts	—	—	145,987	145,987
Sovereign Debt	—	18,760	152	18,912
Closed-End Fund	—	15,059	—	15,059
Asset-Backed Securities	—	423	6,342	6,765
Convertible Bonds	—	6,283	—	6,283
Warrants	4,555	33	—	4,588
Common Stock	980	431	17	1,428
Short-Term Investments	122,270	—	—	122,270
Total Investments in Securities	$127,805	$1,329,275	$155,346	$1,612,426

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$—	$—	$—
Unrealized Depreciation	—	(2,437)	—	(2,437)
Total Other Financial Instruments	$—	$(2,437)	$—	$(2,437)

*Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.
CITY NATIONAL ROCHDALE FUNDS | 27

Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2015:

	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Sovereign Debt
Beginning balance as of October 1, 2014	$6,000	$130,798	$179
Accrued discounts/ premiums	—	—	1
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	140	24,845	19
Purchases	—	—	—
Sales/paydowns	(3,292)	(9,656)	(47)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of June 30, 2015	$2,848	$145,987	$152
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$140	$24,845	$19

	Investments in Asset-Backed Securities	Investments in Corporate Bonds	Investments in Common Stock
Beginning balance as of October 1, 2014	$7,886	$165	$18
Accrued discounts/ premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(315)	—	(1)
Purchases	—	—	—
Sales/paydowns	(1,229)	(165)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of June 30, 2015	$6,342	$—	$17
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(315)	$—	$(1)

Total
Beginning balance as of October 1, 2014	$145,046
Accrued discounts/ premiums	1
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	24,688
Purchases	—
Sales/paydowns	(14,389)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of June 30, 2015	$155,346
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$24,688

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments that are not valued via one or more broker quotes as of June 30, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2015 (000)	Valuation Techniques
BT SPE	$6,342	FMV Decision based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

Life Settlement Contracts	145,987	Discounted Cash Flow Model

Observable Inputs
N/A

		Unobservable Inputs	Range
		Discount Rate	13.43%
		Expected Maturity (months)	6-115

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities. The transfers into an out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CITY NATIONAL ROCHDALE FUNDS | 28

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Multi-Asset Fund

Description	Shares	Value (000)

Exchange Traded Funds [56.4%]
Financial Select Sector SPDR	22,680	$553
iShares 7-10 Year Treasury Bond ETF	31,780	3,337
iShares MSCI World ETF	12,035	869
iShares Russell 3000 Index Fund	9,870	1,224
iShares S&P MidCap 400 Index Fund	6,865	1,030
Powershares DB Gold	5,395	208
SPDR S&P 500	3,053	628
SPDR S&P Dividend	12,712	969
SPDR S&P Telecom ETF	6,015	346
Technology Select Sector SPDR	7,330	303
Utilities Select Sector SPDR Fund	31,290	1,297
Vanguard Global Ex-U.S. Real Estate	13,730	762
Vanguard MSCI EAFE	11,415	453

Total Exchange Traded Funds
(Cost $11,641)		11,979

Unaffiliated Registered Investment Companies [21.4%]
Ashmore Emerging Markets Corporate Debt Fund	118,498	1,029
DoubleLine Total Return Bond Fund	48,327	525
iShares International Select Dividend ETF	13,730	444
Oppenheimer Senior Floating Rate Fund	89,396	721
Vanguard Short-Term Bond Index Fund	63,718	670
Voya Global Real Estate Fund	38,090	743
WisdomTree Europe Hedged Equity Fund	6,630	408

Total Unaffiliated Registered Investment Companies
(Cost $4,511)		4,540

Affiliated Registered Investment Companies [18.8%]
City National Rochdale Corporate Bond Fund, Servicing Class	124,539	1,307
City National Rochdale Emerging Markets Fund	26,889	1,105
City National Rochdale High Yield Bond Fund, Institutional Class	70,053	567
City National Rochdale Limited Maturity Fixed Income Fund, Institutional Class	90,763	1,013

Total Affiliated Registered Investment Companies
(Cost $4,066)		3,992

Short-Term Investments [3.4%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%*‡	362,092	362

Description	Shares	Value (000)

SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	362,092	$362

Total Short-Term Investments
(Cost $724)		724

Total Investments [100.0%]
(Cost $20,942)†		$21,235

Percentages are based on Net Assets of $21,237 (000).

†	At June 30, 2015, the tax basis cost of the Fund’s investments was $20,942 (000), and the unrealized appreciation and depreciation were $710 (000) and $417 (000), respectively.
*	The rate reported is the 7-day effective yield as of June 30, 2015.
‡	Investment in Affiliate.

Cl — Class EAFE — Europe, Australasia and Far East
ETF — Exchange Traded Fund
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

As of June 30, 2015, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | 1

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Dividend and Income Fund

Description	Shares	Value (000)

Common Stock [95.3%]
Consumer Discretionary [2.8%]
Cedar Fair	14,000	$763
Hasbro	20,000	1,496
McDonald's	33,800	3,213

Total Consumer Discretionary		5,472

Consumer Staples [24.5%]
Altria Group	64,250	3,142
B&G Foods	102,900	2,936
Campbell Soup	15,000	715
Clorox	32,100	3,339
Coca-Cola	8,000	314
ConAgra Foods	27,800	1,215
Dr Pepper Snapple Group	52,900	3,856
General Mills	66,680	3,715
Hershey	24,400	2,168
Imperial Tobacco Group ADR	23,152	2,234
Kellogg	40,500	2,539
Kimberly-Clark	18,200	1,928
PepsiCo	8,000	747
Philip Morris International	52,600	4,217
Procter & Gamble	39,149	3,063
Reynolds American	18,136	1,354
Sysco	31,600	1,141
Unilever ADR	22,200	954
Universal	38,592	2,212
Vector Group	139,279	3,268
Wal-Mart Stores	29,200	2,071

Total Consumer Staples		47,128

Energy [10.0%]
Buckeye Partners	12,400	917
Chevron	30,683	2,960
ConocoPhillips	27,500	1,689
Enbridge Energy Partners	15,000	500
Energy Transfer Partners	3,700	193
Enterprise Products Partners	72,584	2,169
Exxon Mobil	25,838	2,150
Kinder Morgan	33,500	1,286
NuStar Energy	11,250	668
Occidental Petroleum	25,500	1,983
ONEOK	18,500	730
ONEOK Partners	2,400	82
Plains All American Pipeline	60,725	2,646
Spectra Energy	4,753	155
TransCanada	25,928	1,053

Total Energy		19,181

Financials [8.2%]
Arthur J Gallagher	13,200	625
BB&T	44,000	1,773
Cincinnati Financial	51,700	2,594
Communications Sales & Leasing	27,225	673
Compass Diversified Holdings	52,000	853
JPMorgan Chase	32,000	2,168
Lamar Advertising, Cl A	70,000	4,024
Mercury General	15,000	835
National Storage Affiliates Trust	50,000	620

Description	Shares	Value (000)

NBT Bancorp	25,935	$679
People's United Financial	30,000	486
US Bancorp	10,000	434

Total Financials		15,764

Health Care [8.1%]
Bristol-Myers Squibb	52,000	3,460
Eli Lilly	48,400	4,041
GlaxoSmithKline ADR	32,000	1,333
Johnson & Johnson	38,200	3,723
Merck	28,150	1,603
Pfizer	41,944	1,406

Total Health Care		15,566

Industrials [4.7%]
3M	1,000	154
Eaton	39,700	2,679
General Dynamics	14,500	2,055
General Electric	20,000	532
Lockheed Martin	19,200	3,569

Total Industrials		8,989

Information Technology [0.9%]
Paychex	20,000	938
Seagate Technology	15,000	712

Total Information Technology		1,650

Materials [2.5%]
Dow Chemical	19,000	972
EI du Pont de Nemours	32,700	2,091
Olin	28,000	755
Sonoco Products	24,000	1,029

Total Materials		4,847

REITs [12.5%]
Apartment Investment & Management, Cl A	17,229	636
Camden Property Trust	8,914	662
EPR Properties	33,200	1,819
Government Properties Income Trust	35,000	649
Health Care Property Investors	33,546	1,224
Health Care REIT	11,612	762
Healthcare Realty Trust	17,000	395
Healthcare Trust of America, Cl A	20,000	479
Home Properties	55,000	4,018
Liberty Property Trust	17,385	560
Mid-America Apartment Communities	12,000	874
National Health Investors	20,000	1,246
National Retail Properties, Cl REIT	48,500	1,698
Plum Creek Timber	24,000	974
Public Storage	10,000	254
QTS Realty Trust, Cl A	8,000	291
Ramco-Gershenson Properties Trust	4,000	65
CITY NATIONAL ROCHDALE FUNDS | 1

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Dividend and Income Fund

Description	Shares	Value (000)

Select Income REIT	62,000	$1,280
Senior Housing Properties Trust	13,000	228
Simon Property Group	10,000	1,730
Sovran Self Storage	10,036	872
Tanger Factory Outlet Centers	27,984	887
Ventas	38,632	2,399

Total REITs		24,002

Shipping & Transportation [0.7%]
Fly Leasing ADR	87,370	1,372

Telecommunication Services [4.6%]
AT&T	84,500	3,001
Consolidated Communications Holdings	125,400	2,635
Verizon Communications	68,067	3,172
Windstream Holdings	22,688	145

Total Telecommunication Services		8,953

Utilities [15.8%]
AGL Resources	19,000	885
American Electric Power	33,500	1,775
AmeriGas Partners	28,200	1,289
Atmos Energy	15,000	769
Avista	30,000	919
Brookfield Infrastructure Partners, Cl Miscellaneous	36,000	1,607
Dominion Resources	24,000	1,605
DTE Energy	15,000	1,120
Duke Energy	59,006	4,167
Entergy	13,700	966
Eversource Energy	37,492	1,703
Ferrellgas Partners	7,300	164
FirstEnergy	38,000	1,237
NiSource	20,000	912
Northwest Natural Gas	8,396	354
OGE Energy	33,600	960
Pinnacle West Capital	28,885	1,643
Portland General Electric	12,000	398
PPL	20,000	589
SCANA	38,000	1,925
Sempra Energy	9,000	890
Suburban Propane Partners	11,200	447
Talen Energy *	2,498	43
UIL Holdings	14,000	641
United Utilities Group ADR	17,318	486
WEC Energy Group	36,500	1,641
Xcel Energy	40,000	1,287

Total Utilities		30,422

Total Common Stock
(Cost $148,753)		183,346

Unaffiliated Registered Investment Company [2.0%]
PowerShares Preferred Portfolio	269,500	3,916

Total Unaffiliated Registered Investment Company
(Cost $3,943)		3,916

Description	Shares/Face Amount (000)	Value (000)

Preferred Stock [1.5%]
Financials [0.7%]
Bank of America, 6.500%	10,000	$252
Capital One Financial, 6.700%	10,000	260
JPMorgan Chase, 6.125%	10,000	249
Wells Fargo, 6.000%	10,000	253
Wells Fargo Real Estate Investment, 6.375%	10,000	256

Total Financials		1,270

REITs [0.5%]
Equity Commonwealth, 7.250%	10,000	255
First Potomac Realty Trust, 7.750%	10,000	256
National Retail Properties, 6.625%	10,000	257
Public Storage, 6.500%	10,000	248

Total REITs		1,016

Telecommunication Services [0.3%]
Qwest, 7.375%	10,000	260
Verizon Communications, 5.900%	10,000	262

Total Telecommunication Services		522

Total Preferred Stock
(Cost $2,732)		2,808

Exchange Traded Fund [0.4%]
iShares US Preferred Stock ETF	19,500	764

Total Exchange Traded Fund
(Cost $782)		764

Asset-Backed Security [0.2%]
BT SPE (Acquired 07/06/11, Acquisition Cost $551,294)
9.250%, 06/06/16 (A) (B)	$365	324

Total Asset-Backed Security
(Cost $365)		324

Short-Term Investments [0.4%]
City National Rochdale Government Money Market Fund, 0.010%*‡	424,863	425
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	424,863	425

Total Short-Term Investments
(Cost $850)		850

Total Investments [99.8%]
(Cost $157,425)†		$192,008

Percentages are based on Net Assets of $192,455 (000).
CITY NATIONAL ROCHDALE FUNDS | 2

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale Dividend and Income Fund

†	At June 30, 2015, the tax basis cost of the Fund’s investments was $157,425 (000), and the unrealized appreciation and depreciation were $37,935 (000) and $3,352 (000), respectively.
*	Non-income producing security.
‡	Investment in Affiliate.
(A)	Security is considered illiquid. The total market value of such security as of June 30, 2015 was $324 (000) and represented 0.2% of net assets of the Fund.
(B)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of June 30, 2015 was $324 (000) and represented 0.2% of net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust
SPE — Special Purpose Entity

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$183,346	$—	$—	$183,346
Registered Investment Company	3,916	—	—	3,916
Preferred Stock	2,808	—	—	2,808
Exchange Traded Fund	764	—	—	764
Asset-Backed Security	—	—	324	324
Short-Term Investments	850	—	—	850
Total Investments in Securities	$191,684	$—	$324	$192,008

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2015:

Investments in Asset-Backed Security (000)
Beginning balance as of October 1, 2014	$403
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(16)
Purchases	—
Sales/paydowns	(63)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of June 30, 2015	$324
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(16)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2015 (000)	Valuation Techniques
BT SPE	$324	FMV Decision based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended June 30, 2015, the transfers into Level 1 from Level 2 were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | 3

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale U.S. Core Equity

Description	Shares	Value (000)

Common Stock [96.4%]
Aerospace & Defense [6.2%]
Boeing	20,200	$2,802
Hexcel *	69,300	3,447
Honeywell International	21,600	2,202
Textron	127,000	5,668

Total Aerospace & Defense		14,119

Auto Components [1.4%]
Magna International	55,800	3,130

Biotechnology [6.4%]
Biogen Idec *	5,000	2,020
Celgene *	45,000	5,208
Gilead Sciences *	61,100	7,153

Total Biotechnology		14,381

Capital Markets [6.0%]
Affiliated Managers Group *	14,400	3,148
Charles Schwab	207,400	6,771
State Street	48,700	3,750

Total Capital Markets		13,669

Commercial Banks [2.5%]
BankUnited	65,000	2,335
Wells Fargo	58,200	3,273

Total Commercial Banks		5,608

Communications Equipment [1.1%]
Qualcomm	38,900	2,436

Computers & Peripherals [3.7%]
Apple	67,000	8,404

Construction & Engineering [1.0%]
Quanta Services *	76,500	2,205

Diversified Financial Services [1.8%]
JPMorgan Chase	61,300	4,154

Diversified Telecommunication Services [1.3%]
Verizon Communications	65,000	3,030

Energy Equipment & Services [1.6%]
Schlumberger	41,900	3,611

Food & Staples Retailing [4.6%]
Costco Wholesale	24,400	3,296
CVS Health	67,300	7,058

Total Food & Staples Retailing		10,354

Food Products [3.3%]
Tyson Foods, Cl A	101,000	4,306
WhiteWave Foods, Cl A *	62,300	3,045

Total Food Products		7,351

Description	Shares	Value (000)

Health Care Equipment & Supplies [3.3%]
Edwards Lifesciences *	32,600	$4,643
Intuitive Surgical *	5,900	2,859

Total Health Care Equipment & Supplies		7,502

Health Care Providers & Services [1.6%]
HCA Holdings *	39,500	3,583

Hotels, Restaurants & Leisure [1.6%]
Starbucks	67,000	3,592

Household Durables [1.7%]
PulteGroup	191,800	3,865

Insurance [4.1%]
American International Group	79,500	4,915
Prudential Financial	50,800	4,446

Total Insurance		9,361

Internet Software & Services [4.7%]
Facebook, Cl A *	51,100	4,383
Google, Cl A *	11,810	6,299

Total Internet Software & Services		10,682

IT Services [5.3%]
MasterCard, Cl A	64,200	6,002
Visa, Cl A	88,000	5,909

Total IT Services		11,911

Leisure Equipment & Products [1.6%]
Polaris Industries	23,700	3,510

Life Sciences Tools & Services [1.7%]
Thermo Fisher Scientific	30,300	3,932

Machinery [1.9%]
Wabtec	46,500	4,382

Media [6.5%]
Comcast, Cl A	105,000	6,315
Lions Gate Entertainment	86,400	3,201
Walt Disney	45,000	5,136

Total Media		14,652

Multi-Utilities [2.2%]
PG&E	103,000	5,057

Oil, Gas & Consumable Fuels [4.0%]
Cabot Oil & Gas	78,900	2,488
Exxon Mobil	55,200	4,593
Occidental Petroleum	26,600	2,069

Total Oil, Gas & Consumable Fuels		9,150

Pharmaceuticals [1.7%]
Eli Lilly	46,500	3,882
CITY NATIONAL ROCHDALE FUNDS | 1

Schedule of Investments
June 30, 2015 (Unaudited)

City National Rochdale U.S. Core Equity

Description	Shares	Value (000)

Real Estate Investment Trusts [1.6%]
Host Hotels & Resorts	178,400	$3,538

Road & Rail [2.0%]
Union Pacific	48,000	4,578

Semiconductors & Semiconductor Equipment [3.5%]
Applied Materials	142,900	2,747
NXP Semiconductor *	52,000	5,106

Total Semiconductors & Semiconductor Equipment		7,853

Software [1.7%]
Adobe Systems *	46,000	3,726

Specialty Retail [3.7%]
Home Depot	43,900	4,879
Lowe's	51,100	3,422

Total Specialty Retail		8,301

Water Utilities [1.1%]
American Water Works	52,800	2,568

Total Common Stock
(Cost $176,257)		218,077

Short-Term Investments [3.4%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%**‡	3,896,076	3,896
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	3,896,076	3,896

Total Short-Term Investments
(Cost $7,792)		7,792

Total Investments [99.8%]
(Cost $184,049)†		$225,869

Percentages are based on Net Assets of $226,335 (000).

†	At June 30, 2015, the tax basis cost of the Fund’s investments was $184,049 (000), and the unrealized appreciation and depreciation were $44,533 (000) and $2,713 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2015.
‡	Investment in Affiliate.

Cl — Class

As of June 30, 2015, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | 2

Schedule of Investments
June 30, 2015(unaudited)

City National Rochdale Socially Responsible Equity Fund

Description	Shares	Value (000)

Common Stock [96.2%]
Automotive [4.3%]
Ford Motor	441,000	$6,619
Johnson Controls	109,700	5,434

Total Automotive		12,053

Banks [2.9%]
Bank of America	478,700	8,147

Biotechnology [1.6%]
Gilead Sciences	39,200	4,590

Building & Construction [2.1%]
USG *	212,000	5,892

Chemicals [2.8%]
EI du Pont de Nemours	82,000	5,244
Innophos Holdings	52,000	2,737

Total Chemicals		7,981

Commercial Banks [2.4%]
BB&T	168,300	6,784

Communication & Media [2.7%]
Starz *	169,000	7,557

Communications Equipment [2.0%]
Qualcomm	89,000	5,574

Computer Software [4.3%]
Microsoft	142,200	6,278
Oracle	140,100	5,646

Total Computer Software		11,924

Drugs [2.1%]
AbbVie	89,300	6,000

Electronic Equipment & Instruments [6.0%]
Cisco Systems	187,800	5,157
Corning	243,300	4,800
TE Connectivity	105,000	6,752

Total Electronic Equipment & Instruments		16,709

Energy Equipment & Services [1.0%]
National Oilwell Varco	56,300	2,718

Financial Services [1.0%]
American Express	35,200	2,736

Food, Beverage & Tobacco [2.3%]
PepsiCo	67,500	6,301

Health Care Products & Services [5.8%]
Cardinal Health	31,600	2,643
DaVita HealthCare Partners *	86,700	6,890

Description	Shares	Value (000)

Express Scripts Holding *	75,500	$6,715

Total Health Care Products & Services		16,248

Household Furniture & Fixtures [2.4%]
Stanley Black & Decker	65,100	6,851

Household Products [2.0%]
Procter & Gamble	73,200	5,727

Independent Power Producers & Energy Trader [1.2%]
Calpine *	179,900	3,236

Industrial Products & Services [7.0%]
Eaton	121,800	8,220
Republic Services, Cl A	159,400	6,244
Tyco International	132,675	5,105

Total Industrial Products & Services		19,569

Information Technology [2.5%]
IBM	42,400	6,897

Insurance [14.5%]
American International Group	141,600	8,754
Berkshire Hathaway, Cl B *	35,600	4,846
FNF Group	21,600	799
Genworth Financial, Cl A *	508,700	3,851
HCC Insurance Holdings	89,600	6,885
MetLife	152,500	8,538
Symetra Financial	288,100	6,963

Total Insurance		40,636

Medical Products & Services [4.3%]
Baxter International	118,200	8,266
Becton Dickinson	27,400	3,881

Total Medical Products & Services		12,147

Petroleum & Fuel Products [6.0%]
ConocoPhillips	61,000	3,746
Devon Energy	97,000	5,771
Phillips 66	26,400	2,127
Spectra Energy	154,700	5,043

Total Petroleum & Fuel Products		16,687

Real Estate Investment Trusts [2.0%]
Weyerhaeuser, Cl REIT	176,600	5,563

Real Estate Management & Development [3.1%]
Brookfield Asset Management, Cl A	142,350	4,972
Kennedy-Wilson Holdings	153,900	3,785

Total Real Estate Management & Development		8,757

Retail [3.6%]
AutoNation *	91,000	5,731
CITY NATIONAL ROCHDALE FUNDS | 1

Schedule of Investments
June 30, 2015(unaudited)

City National Rochdale Socially Responsible Equity Fund

Description	Shares	Value (000)

Target	52,000	$4,245

Total Retail		9,976

Telephone & Telecommunications [3.3%]
Verizon Communications	198,000	9,229

Transportation Infrastructure [1.0%]
Wesco Aircraft Holdings *	191,000	2,894

Total Common Stock
(Cost $256,143)		269,383

Short-Term Investment [3.9%]
AIM STIT-Government TaxAdvantage Portfolio, 0.020%**	10,999,344	10,999

Total Short-Term Investment
(Cost $10,999)		10,999

Total Investments [100.1%]
(Cost $267,142) †		$280,382

Percentages are based on Net Assets of $280,059 (000).

†	At June 30, 2015, the tax basis cost of the Fund's investments was $267,142 (000), and the unrealized appreciation and depreciation were $22,096 (000) and $8,856 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2015.

Cl — Class
REIT— Real Estate Investment Trust

As of June 30, 2015, all of the Fund’s investments are Level 1in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2015, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | 2

Consolidated Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale Emerging Markets Fund

Description	Shares	Value (000)

Common Stock [82.8%]
China [30.1%]
AAC Technologies Holdings	2,456,200	$13,879
Agricultural Bank of China, Cl H	12,754,000	6,861
Alibaba Group Holding ADR *	125,519	10,327
ANTA Sports Products	6,339,000	15,374
Baidu ADR *	60,500	12,044
China Pioneer Pharma Holdings	14,755,000	8,547
China Railway Group, Cl H	7,272,000	7,852
China State Construction International Holdings	4,287,091	7,721
CIMC Enric Holdings	7,994,000	6,796
Fufeng Group	15,762,000	11,692
Great Wall Motor, Cl H (A) (B)	4,375,500	21,450
Man Wah Holdings	9,403,200	9,231
New Oriental Education & Technology Group ADR *	244,000	5,983
Ping An Insurance Group of China, Cl H	1,322,500	17,863
Sunac China Holdings	11,898,000	13,031
Sunny Optical Technology Group	8,747,132	19,070
Tencent Holdings	1,504,100	30,018
Zhejiang Expressway, Cl H	6,054,000	8,404
ZTE, Cl H	5,214,224	13,265

Total China		239,408

Hong Kong [7.1%]
Bloomage BioTechnology	4,130,000	7,289
CITIC Securities, Cl H	161,873	584
Galaxy Entertainment Group	2,136,000	8,515
Haitong Securities, Cl H	416,161	1,100
MTR	1,663,500	7,747
NagaCorp	27,566,063	20,306
Skyworth Digital Holdings	12,456,814	11,088

Total Hong Kong		56,629

India [21.4%] (D)
Amtek Auto	2,436,433	6,091
Bharat Petroleum	995,193	13,743
CESC	1,117,209	9,803
Coal India	1,416,958	9,373
Crompton Greaves	2,321,888	5,925
Dr. Reddy's Laboratories ADR	152,200	8,420
Emami	681,022	12,403
HDFC Bank	353,793	6,778
HDFC Bank ADR	239,000	14,467
Housing Development Finance	432,415	8,803
ICICI Bank ADR	1,026,492	10,696
ITC	1,675,823	8,294
Kotak Mahindra Bank	463,470	10,086
Mindtree	456,968	9,141
Sobha	427,696	2,394
Sun Pharmaceutical Industries	680,355	9,344
Taro Pharmaceutical Industries *	62,169	8,933
Tata Motors, Cl A	1,056,174	4,324
Tata Motors ADR	117,949	4,066
Tech Mahindra	932,336	6,995

Total India		170,079

Description	Shares	Value (000)

Indonesia [6.8%]
Bank Mandiri Persero	10,427,400	$7,860
Ciputra Development	63,224,000	5,999
Kalbe Farma	41,503,100	5,214
Lippo Karawaci	87,737,461	7,765
Mitra Adiperkasa *	18,996,500	7,872
MNC Kapital Indonesia	89,800,000	12,427
Surya Citra Media	33,593,500	7,244

Total Indonesia		54,381

Malaysia [2.8%]
Inari Amertron	9,376,411	8,077
My EG Services	8,737,800	6,438
Nirvana Asia (C)	28,415,000	7,698

Total Malaysia		22,213

Philippines [8.0%]
GT Capital Holdings	454,850	13,780
Jollibee Foods	1,826,410	7,992
Megaworld	124,813,526	13,176
Metropolitan Bank & Trust	4,413,094	9,200
Security Bank	2,333,640	8,358
SM Prime Holdings	25,310,875	11,216

Total Philippines		63,722

Singapore [1.0%]
Raffles Medical Group	2,204,089	7,528

Thailand [4.2%]
Krung Thai Bank - Foreign	10,441,450	5,287
Land & Houses	24,972,184	6,543
LPN Development	2,200,000	1,146
LPN Development NVDR	6,174,501	3,218
Minor International - Foreign	8,850,305	7,861
Minor International NVDR	1,096,700	974
Siam Cement - Foreign	535,200	8,208

Total Thailand		33,237

United States [1.4%]
Cognizant Technology Solutions, Cl A *	185,000	11,301

Total Common Stock
(Cost $536,235)		658,498

Short-Term Investments [12.2%]
City National Rochdale Government Money Market Fund, 0.010%** ‡	48,220,717	48,221
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	48,829,226	48,829

Total Short-Term Investments
(Cost $97,050)		97,050
CITY NATIONAL ROCHDALE FUNDS | 1

Consolidated Schedule of Investments
June 30, 2015 (unaudited)

City National Rochdale Emerging Markets Fund

Description	Shares/Number of Warrants	Value (000)

Participatory Note [2.7%]
Boci Financial*	3,138,651	$11,440
Hanghou Hikvision Digital Technology*	958,643	6,912
Hikvision Digital Technology,	291,400	2,099
SAIC Motor*	299,987	1,093

Total Participatory Note
(Cost $19,221)		21,544

Warrants [0.0%]
Inari Amertron,
Expires 02/17/20*	893,923	325
Minor International,
Expires 12/31/29*	400,127	—

Total Warrants
(Cost $–)		325

Total Investments [97.7%]
(Cost $652,506) †		$777,417

Percentages are based on Net Assets of $795,537 (000).

†	At June 30, 2015, the tax basis cost of the Fund's investments was $652,506 (000), and the unrealized appreciation and depreciation were $141,160 (000) and $16,249 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2015.
‡	Investment in Affiliate.
(A)	Security is considered illiquid. The total market value of such security as of June 30, 2015 was $21,450 (000) and represented 2.7% of net assets of the Fund.
(B)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of June 30, 2015 was $21,450 (000) and represented 2.7% of net assets of the Fund.

(C)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2015, the value of these securities amounted to $7,698 (000), representing 1.0% of the net assets of the Fund.

(D)	Securities held through a Mauritius Subsidiary.

ADR — American Depositary Receipt
Cl — Class
NVDR — Non Voting Depository Receipt

The following is a list of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$637,048	$—	$21,450	$658,498
Participatory Note	10,104	11,440	—	21,544
Warrants	—	325	—	325
Short-Term Investments	97,050	—	—	97,050
Total Investments in Securities	$744,202	$11,765	$21,450	$777,417

(1)
Of the $21,450 (000) in Level 3 securities as of June 30, 2015, all are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2015:

	Investments in Common Stock (000)	Total (000)
Beginning balance as of October 1, 2014	$—	$—
Accrued discounts/ premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Purchases	—	—
Sales/paydowns	—	—
Transfers into Level 3	21,450	21,450
Transfers out of Level 3	—	—
Ending balance as of June 30, 2015	$21,450	$21,450
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$—

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments that are not valued via one or more broker quotes as of June 30, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2015 (000)	Valuation Techniques
Great Wall Motor	21,450	Discounted from the Last Traded Price

		Observable Inputs
		N/A

		Unobservable Inputs	Discount Percentage
		Discount Rate	0%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities. The transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | 2

Item 2.	Controls and Procedures

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)
There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)
A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer
Date: August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer
Date: August 26, 2015

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt,
Treasurer
Date: August 26, 2015